united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)             (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT

March 31, 2024

TIMOTHY PLAN FAMILY OF FUNDS

SEMI-ANNUAL REPORT | 1

Section 1 | Fund Profiles

AS OF MARCH 31, 2024 (UNAUDITED)

Small/Mid Cap Growth Fund

Top Ten Industries
(% of Net Assets)

Software	9.2%
Home Construction	9.1%
Retail - Discretionary	7.2%
Healthcare Facilities & Services	7.1%
Electrical Equipment	6.8%
Machinery	6.3%
Medical Equipment & Devices	5.7%
Semiconductors	5.5%
Technology Hardware	5.4%
Money Market Fund	5.1%
Other Assets Less Liabilities - Net	32.6%
100.0%

Large/Mid Cap Growth Fund

Top Ten Industries
(% of Net Assets)

Semiconductors	17.1%
Exchange Traded Funds	12.8%
Software	12.0%
Money Market Fund	7.3%
Medical Equipment & Devices	5.4%
Electrical Equipment	4.6%
Retail - Discretionary	4.6%
Chemicals	4.3%
Technology Hardware	4.1%
Retail - Consumer Staples	3.2%
Other Assets Less Liabilities - Net	24.6%
100.0%

International Fund

Top Ten Industries
(% of Net Assets)

Banking	10.7%
Semiconductors	7.2%
Medical Equipment & Devices	6.7%
Oil & Gas Producers	5.8%
Institutional Financial Services	5.3%
Insurance	4.9%
Machinery	4.8%
Aerospace & Defense	4.2%
Engineering & Construction	3.9%
Household Products	3.6%
Other Assets Less Liabilities - Net	42.9%
100.0%

Small Cap Value Fund

Top Ten Industries
(% of Net Assets)

Banking	14.0%
Exchange Traded Fund	11.1%
Oil & Gas Producers	6.3%
REITs	6.3%
Retail - Discretionary	5.5%
Chemicals	5.3%
Medical Equipment & Devices	4.5%
Aerospace & Defense	3.6%
Electric Utilities	3.5%
Institutional Financial Services	3.5%
Other Assets Less Liabilities - Net	36.4%
100.0%

FUND PROFILE (UNAUDITED)

SEMI-ANNUAL REPORT | 2

Large/Mid Cap Value Fund

Top Ten Industries
(% of Net Assets)

Exchange Traded Funds	16.3%
Semiconductors	13.0%
Money Market Fund	6.9%
Retail - Discretionary	6.8%
Software	5.8%
Medical Equipment & Devices	5.4%
Leisure Facilities & Services	5.0%
Food	4.3%
Retail - Consumer Staples	4.2%
Electric Utilities	4.1%
Other Assets Less Liabilities - Net	28.2%
100.0%

High Yield Bond Fund

Top Ten Industries
(% of Net Assets)

Corporate Bonds	92.8%
Money Market Fund	5.2%
Other Assets Less Liabilities - Net	2.0%
100.0%

Fixed Income Fund

Top Ten Industries
(% of Net Assets)

U.S. Government & Agencies	68.6%
Corporate Bonds	27.2%
Money Market Fund	3.0%
Non U.S. Government & Agencies	1.9%
Other Assets Less Liabilities - Net	(0.7)%
100.0%

Israel Common Values Fund

Top Ten Industries
(% of Net Assets)

Software	19.1%
Banking	16.2%
Real Estate Owners & Developers	10.1%
Oil & Gas Producers	8.0%
Semiconductors	6.1%
Aerospace & Defense	5.6%
Insurance	4.3%
Apparel & Textile Products	2.8%
Institutional Financial Services	2.5%
Retail - Consumer Staples	2.4%
Other Assets Less Liabilities - Net	22.9%
100.0%

FUND PROFILE (UNAUDITED)

SEMI-ANNUAL REPORT | 3

Defensive Strategies Fund

Top Ten Industries
(% of Net Assets)

U.S. Government & Agencies	21.2%
Exchange Traded Funds	18.9%
Precious Metals - Physical Holding	18.2%
REITs	14.1%
Oil & Gas Producers	5.5%
Money Market Fund	4.3%
Metals & Mining	4.2%
Chemicals	1.6%
Machinery	1.3%
Other Assets Less Liabilities - Net	10.7%
100.0%

Conservative Growth Fund

Top Ten Industries
(% of Net Assets)

Exchange Traded Funds	49.7%
Open End Funds	48.8%
Money Market Fund	1.6%
Other Assets Less Liabilities - Net	(0.1)%
100.0%

Strategic Growth Fund

Top Ten Industries
(% of Net Assets)

Exchange Traded Funds	67.0%
Open End Funds	31.3%
Money Market Fund	1.6%
Other Assets Less Liabilities - Net	0.1%
100.0%

Growth & Income Fund

Top Ten Industries
(% of Net Assets)

Exchange Traded Funds	44.5%
U.S. Government & Agencies	35.8%
Corporate Bonds	17.2%
Non U.S. Government & Agencies	1.3%
Money Market Fund	0.7%
Other Assets Less Liabilities - Net	0.5%
100.0%

FUND PROFILE (UNAUDITED)

SEMI-ANNUAL REPORT | 4

Section 2 | Schedule of Investments

MARCH 31, 2024 (UNAUDITED)

Small/Mid Cap Growth Fund

Shares		Fair Value
	COMMON STOCKS — 94.8%
	AEROSPACE & DEFENSE — 1.4%
854	TransDigm Group, Inc.	$1,051,786

	APPAREL & TEXTILE PRODUCTS — 2.8%
2,295	Deckers Outdoor Corporation(a)	2,160,192

	BIOTECH & PHARMA — 2.9%
11,756	Ionis Pharmaceuticals, Inc.(a)	509,623
13,511	Sarepta Therapeutics, Inc.(a)	1,749,134
		2,258,757
	COMMERCIAL SUPPORT SERVICES — 2.6%
10,040	Clean Harbors, Inc.(a)	2,021,152

	DATA CENTER REIT — 1.6%
8,513	Digital Realty Trust, Inc.	1,226,213

	ELECTRICAL EQUIPMENT — 6.8%
14,718	Amphenol Corporation, Class A	1,697,721
4,897	Trane Technologies PLC	1,470,079
25,941	Vertiv Holdings Company	2,118,602
		5,286,402
	ENGINEERING & CONSTRUCTION — 5.0%
7,395	Comfort Systems USA, Inc.	2,349,465
5,810	Quanta Services, Inc.	1,509,438
		3,858,903
	HEALTH CARE FACILITIES & SERVICES — 7.1%
8,231	Cardinal Health, Inc.	921,049
4,190	ICON plc(a)	1,407,631
12,451	IQVIA Holdings, Inc.(a)	3,148,732
		5,477,412
	HOME CONSTRUCTION — 9.1%
48,450	AZEK Company, Inc. (The)(a)	2,433,159
13,095	Lennar Corporation, Class A	2,252,078
18,116	Toll Brothers, Inc.	2,343,667
		7,028,904
	INDUSTRIAL SUPPORT SERVICES — 2.1%
2,269	United Rentals, Inc.	1,636,199

	LEISURE FACILITIES & SERVICES — 2.8%
4,397	Domino’s Pizza, Inc.	2,184,781

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 5

Small/Mid Cap Growth Fund

Shares		Fair Value
	MACHINERY — 6.3%
7,147	Lincoln Electric Holdings, Inc.	$1,825,630
8,866	Oshkosh Corporation	1,105,679
3,551	Parker-Hannifin Corporation	1,973,610
		4,904,919
	MEDICAL EQUIPMENT & DEVICES — 5.7%
22,052	Avantor, Inc.(a)	563,870
9,703	DexCom, Inc.(a)	1,345,806
10,069	GE HealthCare Technologies, Inc.	915,373
4,051	West Pharmaceutical Services, Inc.	1,603,021
		4,428,070
	OIL & GAS PRODUCERS — 3.4%
9,432	Cheniere Energy, Inc.	1,521,192
5,723	Diamondback Energy, Inc.	1,134,127
		2,655,319
	RENEWABLE ENERGY — 3.1%
14,087	First Solar, Inc.(a)	2,377,886

	RETAIL - DISCRETIONARY — 7.2%
10,238	Burlington Stores, Inc.(a)	2,377,161
21,682	Ross Stores, Inc.	3,182,051
		5,559,212
	SEMICONDUCTORS — 5.5%
30,482	Marvell Technology, Inc.	2,160,564
3,057	Monolithic Power Systems, Inc.	2,070,873
		4,231,437
	SOFTWARE — 9.2%
4,770	Crowdstrike Holdings, Inc., Class A(a)	1,529,214
6,746	Manhattan Associates, Inc.(a)	1,688,052
1,554	MongoDB, Inc.(a)	557,327
39,871	Nutanix, Inc., Class A(a)	2,460,837
4,450	Zscaler, Inc.(a)	857,204
		7,092,634
	SPECIALTY FINANCE — 2.4%
21,816	AerCap Holdings N.V.(a)	1,896,029

	TECHNOLOGY HARDWARE — 5.4%
8,274	Arista Networks, Inc.(a)	2,399,294
14,520	Seagate Technology Holdings PLC	1,351,086
423	Super Micro Computer, Inc.(a)	427,243
		4,177,623

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 6

Small/Mid Cap Growth Fund

Shares		Fair Value
	TECHNOLOGY SERVICES — 2.4%
3,025	Globant SA(a)	$610,748
2,238	MSCI, Inc.	1,254,287
		1,865,035
	TOTAL COMMON STOCKS (Cost $56,843,446)	73,378,865

	SHORT-TERM INVESTMENT — 5.1%
	MONEY MARKET FUND — 5.1%
3,946,378	Fidelity Government Portfolio, Class I, 5.21% (Cost $3,946,378)(b)	3,946,378

	TOTAL INVESTMENTS — 99.9% (Cost $60,789,824)	$77,325,243
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	66,067
	NET ASSETS — 100.0%	$77,391,310

MSCI	Morgan Stanley Capital International
NV	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 7

International Fund

Shares		Fair Value
	COMMON STOCKS — 96.8%
	AEROSPACE & DEFENSE — 4.2%
82,000	Safran S.A. - ADR	$4,645,300
73,000	Thales S.A. - ADR	2,492,140
		7,137,440
	APPAREL & TEXTILE PRODUCTS — 1.5%
168,000	Cie Financiere Richemont S.A. - ADR	2,560,320

	AUTOMOTIVE — 1.4%
43,800	Magna International, Inc.	2,386,224

	BANKING — 10.7%
36,839	DBS Group Holdings Ltd. - ADR	3,926,301
94,000	DNB Bank ASA - ADR	1,879,201
41,900	HDFC Bank Ltd. - ADR	2,345,143
120,100	ICICI Bank Ltd. - ADR	3,171,841
294,000	Itau Unibanco Holding S.A. - ADR	2,037,420
50,500	KBC Group N.V. - ADR	1,894,255
268,000	Sumitomo Mitsui Financial Group, Inc. - ADR	3,154,360
		18,408,521
	BIOTECH & PHARMA — 1.1%
4,900	Argenx S.E. - ADR(a)	1,929,228

	CHEMICALS — 2.4%
98,420	Air Liquide S.A. - ADR	4,103,130

	CONSTRUCTION MATERIALS — 2.9%
58,000	CRH plc	5,003,080

	DIVERSIFIED INDUSTRIALS — 0.7%
6,600	Hitachi Ltd. - ADR	1,203,114

	ELECTRIC UTILITIES — 2.6%
453,000	Enel - Societa per Azioni - ADR	2,971,680
29,200	Iberdrola SA - ADR	1,455,620
		4,427,300
	ELECTRICAL EQUIPMENT — 3.1%
77,000	ABB Ltd. - ADR	3,569,720
134,000	Daikin Industries Ltd. - ADR	1,825,080
		5,394,800

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 8

International Fund

Shares		Fair Value
	ENGINEERING & CONSTRUCTION — 3.9%
123,000	Cellnex Telecom S.A. - ADR	$2,167,260
141,000	Vinci S.A. - ADR	4,543,020
		6,710,280
	FOOD — 0.6%
53,000	Mowi ASA - ADR	970,960

	HEALTH CARE FACILITIES & SERVICES — 2.8%
14,400	ICON plc(a)	4,837,680

	HOUSEHOLD PRODUCTS — 3.6%
137,000	Beiersdorf A.G. - ADR	3,993,550
340,000	Unicharm Corporation - ADR	2,162,400
		6,155,950
	INDUSTRIAL SUPPORT SERVICES — 1.7%
10,000	Ashtead Group plc - ADR	2,905,900

	INSTITUTIONAL FINANCIAL SERVICES — 5.3%
194,500	Deutsche Boerse A.G. - ADR	3,973,635
166,000	London Stock Exchange Group plc - ADR	5,051,380
		9,025,015
	INSURANCE — 4.9%
62,000	AIA Group Ltd. - ADR	1,666,560
62,400	Muenchener Rueckversicherungs-Gesellschaft A.G. in - ADR	3,049,488
115,000	Tokio Marine Holdings, Inc. - ADR	3,607,550
		8,323,598
	INTERNET MEDIA & SERVICES — 2.0%
546,181	Prosus N.V. - ADR	3,419,093

	MACHINERY — 4.8%
244,000	Atlas Copco A.B. - ADR	3,618,520
68,150	Techtronic Industries Company Ltd. - ADR	4,633,177
		8,251,697
	MEDICAL EQUIPMENT & DEVICES — 6.7%
61,900	Alcon, Inc.	5,155,651
35,600	Hoya Corporation - ADR	4,433,446
74,400	Smith & Nephew plc - ADR	1,886,784
		11,475,881
	METALS & MINING — 1.0%
26,300	Rio Tinto plc - ADR	1,676,362

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 9

International Fund

Shares		Fair Value
	OIL & GAS PRODUCERS — 5.8%
64,600	Canadian Natural Resources Ltd.	$4,930,272
139,000	Equinor ASA - ADR	3,757,170
81,500	Petroleo Brasileiro S.A. - ADR	1,239,615
		9,927,057
	SEMICONDUCTORS — 7.2%
7,400	ASM International N.V. - ADR	4,528,800
6,000	NXP Semiconductors N.V.	1,486,620
27,900	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,795,795
19,200	Tokyo Electron Ltd. - ADR	2,494,704
		12,305,919
	SOFTWARE — 2.8%
15,400	Nice Ltd. - ADR(a)	4,013,548
18,640	Open Text Corporation	723,791
		4,737,339
	SPECIALTY FINANCE — 2.5%
39,500	ORIX Corporation - ADR	4,352,900

	TECHNOLOGY HARDWARE — 2.3%
57,838	FUJIFILM Holdings Corporation - ADR	3,961,903

	TECHNOLOGY SERVICES — 3.4%
68,000	Amadeus IT Group S.A. - ADR	4,360,160
84,000	Infosys Ltd. - ADR	1,506,120
		5,866,280
	TRANSPORTATION & LOGISTICS — 3.2%
61,800	Canadian Pacific Kansas City Ltd.	5,448,906

	WHOLESALE - CONSUMER STAPLES — 1.7%
35,100	ITOCHU Corporation - ADR	3,003,156

	TOTAL COMMON STOCKS (Cost $122,954,075)	165,909,033

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 10

International Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.1%
	MONEY MARKET FUND — 3.1%
5,383,736	Fidelity Government Portfolio, Class I, 5.21% (Cost $5,383,736)(b)	$5,383,736

	TOTAL INVESTMENTS — 99.9% (Cost $128,337,811)	$171,292,769
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	204,787
	NET ASSETS — 100.0%	$171,497,556

ADR	American Depositary Receipt
LTD	Limited Company
NV	Naamioze Vennootschap
PLC	Public Limited Company
S/A	Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

	DIVERSIFICATION OF ASSETS
% OF NET ASSETS	COUNTRY	% OF NET ASSETS	COUNTRY
17.6%	Japan	2.3%	Israel
9.2%	France	2.3%	Singapore
7.9%	Canada	2.2%	Taiwan Province Of China
6.7%	United Kingdom	2.1%	Sweden
6.6%	Netherlands	1.9%	Brazil
6.6%	Switzerland	1.7%	Italy
6.4%	Germany	1.1%	Belgium
5.8%	Ireland	96.8%	Total
4.7%	Spain	3.1%	Money Market Fund
4.1%	India	0.1%	Other Assets Less Liabilities - Net
3.9%	Norway	100.0%	Grand Total
3.7%	Hong Kong

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 11

Large/Mid Cap Growth Fund

Shares		Fair Value
	COMMON STOCKS — 81.7%
	AEROSPACE & DEFENSE — 2.1%
3,239	TransDigm Group, Inc.	$3,989,152

	APPAREL & TEXTILE PRODUCTS — 0.6%
34,132	On Holding A.G.(a)	1,207,590

	AUTOMOTIVE — 0.2%
2,530	Tesla, Inc.(a)	444,749

	BANKING — 0.5%
16,395	Western Alliance Bancorp	1,052,395

	BIOTECH & PHARMA — 1.6%
1,333	Regeneron Pharmaceuticals, Inc.(a)	1,282,999
10,661	Zoetis, Inc.	1,803,948
		3,086,947
	CHEMICALS — 4.3%
11,560	Linde plc	5,367,539
8,457	Sherwin-Williams Company (The)	2,937,370
		8,304,909
	CONSTRUCTION MATERIALS — 1.3%
4,097	Martin Marietta Materials, Inc.	2,515,312

	DATA CENTER REIT — 1.7%
22,867	Digital Realty Trust, Inc.	3,293,763

	ELECTRICAL EQUIPMENT — 4.6%
43,431	Amphenol Corporation, Class A	5,009,765
19,022	Fortive Corporation	1,636,272
14,207	Keysight Technologies, Inc.(a)	2,221,691
		8,867,728
	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
12,885	Trex Company, Inc.(a)	1,285,279

	HEALTH CARE FACILITIES & SERVICES — 0.7%
4,280	HCA Healthcare, Inc.	1,427,508

	INFRASTRUCTURE REIT — 1.6%
8,578	American Tower Corporation	1,694,927
13,204	Crown Castle, Inc.	1,397,379
		3,092,306

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 12

Large/Mid Cap Growth Fund

Shares		Fair Value
	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
20,318	Intercontinental Exchange, Inc.	$2,792,303

	INSURANCE — 2.6%
20,183	Arthur J Gallagher & Company	5,046,557

	LEISURE FACILITIES & SERVICES — 2.3%
1,535	Chipotle Mexican Grill, Inc.(a)	4,461,892

	MACHINERY — 1.8%
27,432	Oshkosh Corporation	3,421,045

	MEDICAL EQUIPMENT & DEVICES — 5.4%
9,822	Danaher Corporation	2,452,750
9,511	Intuitive Surgical, Inc.(a)	3,795,745
11,459	Stryker Corporation	4,100,833
		10,349,328
	OIL & GAS PRODUCERS — 3.0%
23,554	ConocoPhillips	2,997,953
13,713	Diamondback Energy, Inc.	2,717,505
		5,715,458
	RETAIL - CONSUMER STAPLES — 3.2%
8,347	Costco Wholesale Corporation	6,115,263

	RETAIL - DISCRETIONARY — 4.6%
3,722	Burlington Stores, Inc.(a)	864,211
13,464	Lowe’s Companies, Inc.	3,429,685
3,960	O’Reilly Automotive, Inc.(a)	4,470,365
		8,764,261
	SEMICONDUCTORS — 17.1%
24,663	Advanced Micro Devices, Inc.(a)	4,451,425
17,617	Analog Devices, Inc.	3,484,466
5,779	Broadcom, Inc.	7,659,544
4,029	KLA Corporation	2,814,539
13,925	NVIDIA Corporation	12,582,073
7,512	NXP Semiconductors N.V.	1,861,248
		32,853,295
	SOFTWARE — 12.0%
6,166	Crowdstrike Holdings, Inc., Class A(a)	1,976,758
13,792	Datadog, Inc., Class A(a)	1,704,691
43,735	DocuSign, Inc.(a)	2,604,419
3,037	HubSpot, Inc.(a)	1,902,863
1,752	MongoDB, Inc.(a)	628,337
7,556	ServiceNow, Inc.(a)	5,760,694

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 13

Large/Mid Cap Growth Fund

Shares		Fair Value
	SOFTWARE — 12.0% (Continued)
7,851	Synopsys, Inc.(a)	$4,486,847
9,560	Tyler Technologies, Inc.(a)	4,063,096
		23,127,705
	TECHNOLOGY HARDWARE — 4.1%
12,245	Arista Networks, Inc.(a)	3,550,805
49,510	Ciena Corporation(a)	2,448,270
20,529	Seagate Technology Holdings PLC	1,910,223
		7,909,298
	TECHNOLOGY SERVICES — 1.3%
9,844	CDW Corporation	2,517,898

	TRANSPORTATION & LOGISTICS — 1.8%
29,006	Canadian Pacific Kansas City Ltd.	2,557,459
3,700	Old Dominion Freight Line, Inc.	811,447
		3,368,906
	TRANSPORTATION EQUIPMENT — 1.1%
16,394	PACCAR, Inc.	2,031,053

	TOTAL COMMON STOCKS (Cost $108,024,466)	157,041,900

	EXCHANGE-TRADED FUNDS — 12.8%
	EQUITY — 12.8%
791,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	19,871,502
109,000	Timothy Plan US Large/Mid Cap Core ETF(b)	4,589,990
	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,130,928)	24,461,492

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 14

Large/Mid Cap Growth Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 7.3%
	MONEY MARKET FUND — 7.3%
14,055,739	Fidelity Government Portfolio, Class I, 5.21% (Cost $14,055,739)(c)	$14,055,739

	TOTAL INVESTMENTS — 101.8% (Cost $145,211,133)	$195,559,131
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%	(3,373,831)
	NET ASSETS — 100.0%	$192,185,300

ETF	Exchange-Traded Fund
LTD	Limited Company
NV	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 15

Small Cap Value Fund

Shares		FairValue
	COMMON STOCKS — 86.9%
	AEROSPACE & DEFENSE — 3.6%
91,167	Kratos Defense & Security Solutions, Inc.(a)	$1,675,649
59,300	Mercury Systems, Inc.(a)	1,749,350
22,431	Moog, Inc., Class A	3,581,109
		7,006,108
	BANKING — 14.0%
95,144	Atlantic Union Bankshares Corporation	3,359,535
37,278	Banner Corporation	1,789,344
31,949	City Holding Company	3,329,725
95,253	First Bancorp	3,440,538
48,180	National Bank Holdings Corporation, Class A	1,737,853
116,243	Provident Financial Services, Inc.	1,693,661
98,742	Renasant Corporation	3,092,599
131,693	Seacoast Banking Corporation of Florida	3,343,685
44,159	Triumph Financial, Inc.(a)	3,502,691
74,099	Veritex Holdings, Inc.	1,518,289
		26,807,920
	BIOTECH & PHARMA — 1.7%
44,078	Prestige Consumer Healthcare, Inc.(a)	3,198,300

	CHEMICALS — 5.3%
40,015	Avient Corporation	1,736,651
162,714	Ecovyst, Inc.(a)	1,814,261
20,870	Hawkins, Inc.	1,602,816
13,197	Innospec, Inc.	1,701,621
36,326	Stepan Company	3,270,794
		10,126,143
	COMMERCIAL SUPPORT SERVICES — 1.7%
241,665	Legalzoom.com, Inc.(a)	3,223,811

	ELECTRIC UTILITIES — 3.5%
98,105	Avista Corporation	3,435,637
65,557	Northwestern Energy Group, Inc.	3,338,818
		6,774,455
	FOOD — 1.8%
23,408	J & J Snack Foods Corporation	3,383,861

	FORESTRY, PAPER & WOOD PRODUCTS — 1.8%
22,006	Boise Cascade Company	3,375,060

	HEALTH CARE FACILITIES & SERVICES — 1.8%
122,643	Patterson Companies, Inc.	3,391,079

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 16

Small Cap Value Fund

Shares		FairValue
	HOME CONSTRUCTION — 1.8%
34,903	Century Communities, Inc.	$3,368,140

	HOUSEHOLD PRODUCTS — 0.9%
48,757	Central Garden & Pet Company, Class A(a)	1,800,108

	INDUSTRIAL INTERMEDIATE PROD — 1.2%
29,841	AZZ, Inc.	2,307,008

	INSTITUTIONAL FINANCIAL SERVICES — 3.5%
56,971	Moelis & Company, Class A	3,234,244
17,466	Piper Sandler Cos	3,466,826
		6,701,070
	INSURANCE — 2.5%
32,367	AMERISAFE, Inc.	1,623,852
108,388	BRP Group, Inc., Class A(a)	3,136,749
		4,760,601
	LEISURE FACILITIES & SERVICES — 2.5%
50,101	Chuy’s Holdings, Inc.(a)	1,689,907
46,892	Papa John’s International, Inc.	3,123,007
		4,812,914
	MACHINERY — 3.5%
14,890	Alamo Group, Inc.	3,399,833
34,680	Albany International Corporation, Class A	3,242,927
		6,642,760
	MEDICAL EQUIPMENT & DEVICES — 4.5%
111,763	Avanos Medical, Inc.(a)	2,225,201
40,940	CONMED Corporation	3,278,475
43,432	Merit Medical Systems, Inc.(a)	3,289,974
		8,793,650
	METALS & MINING — 1.0%
87,359	Constellium S.E.(a)	1,931,507

	OFFICE REIT — 1.7%
137,064	COPT Defense Properties	3,312,837

	OIL & GAS PRODUCERS — 6.3%
96,299	Enerplus Corporation	1,893,238
82,683	Northern Oil and Gas, Inc.	3,280,861
142,534	Sitio Royalties Corporation, Class A	3,523,441
66,584	SM Energy Company	3,319,213
		12,016,753

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 17

Small Cap Value Fund

Shares		FairValue
	OIL & GAS SERVICES & EQUIPMENT — 1.2%
22,422	Thermon Group Holdings, Inc.(a)	$733,648
14,122	Weatherford International plc(a)	1,629,961
		2,363,609
	REAL ESTATE INVESTMENT TRUSTS — 6.3%
156,764	Plymouth Industrial REIT, Inc.	3,527,189
73,944	PotlatchDeltic Corporation	3,476,847
261,884	Summit Hotel Properties, Inc.	1,704,865
189,629	Urban Edge Properties	3,274,893
		11,983,794
	RETAIL - DISCRETIONARY — 5.5%
50,403	Academy Sports & Outdoors, Inc.	3,404,218
21,657	Boot Barn Holdings, Inc.(a)	2,060,664
34,523	GMS, Inc.(a)	3,360,469
32,560	Sonic Automotive, Inc., Class A	1,853,966
		10,679,317
	RETAIL REIT — 1.7%
131,274	Four Corners Property Trust, Inc.	3,212,275

	SOFTWARE — 1.7%
132,033	Verra Mobility Corporation(a)	3,296,864

	TECHNOLOGY HARDWARE — 1.5%
314,774	Viavi Solutions, Inc.(a)	2,861,296

	TELECOMMUNICATIONS — 0.8%
22,531	Cogent Communications Holdings, Inc.	1,471,950

	TRANSPORTATION & LOGISTICS — 1.7%
22,297	ArcBest Corporation	3,177,323

	TRANSPORTATION EQUIPMENT — 1.9%
97,173	Blue Bird Corporation(a)	3,725,613

	TOTAL COMMON STOCKS (Cost $150,694,824)	166,506,126

	EXCHANGE-TRADED FUND — 11.1%
	EQUITY — 11.1%
580,000	Timothy Plan US Small Cap Core ETF(b) (Cost $14,834,080)	21,280,200

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 18

Small Cap Value Fund

Shares		FairValue
	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND — 1.6%
3,116,237	Fidelity Government Portfolio, Class I, 5.21% (Cost $3,116,237)(c)	$3,116,237

	TOTAL INVESTMENTS — 99.6% (Cost $168,645,141)	$190,902,563
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%	675,826
	NET ASSETS — 100.0%	$191,578,389

ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 19

Large/Mid Cap Value Fund

Shares		Fair Value
	COMMON STOCKS — 78.8%
	AEROSPACE & DEFENSE — 1.8%
21,813	General Dynamics Corporation	$6,161,954

	BANKING — 3.5%
179,501	Atlantic Union Bankshares Corporation	6,338,181
52,269	Cullen/Frost Bankers, Inc.	5,883,921
		12,222,102
	CHEMICALS — 2.2%
22,268	Sherwin-Williams Company (The)	7,734,344

	COMMERCIAL SUPPORT SERVICES – 2.0%
39,871	Waste Connections, Inc.	6,858,211

	CONTAINERS & PACKAGING — 1.2%
55,114	Crown Holdings, Inc.	4,368,336

	ELECTRIC UTILITIES — 4.1%
120,525	CMS Energy Corporation	7,272,478
88,274	WEC Energy Group, Inc.	7,249,061
		14,521,539
	ELECTRICAL EQUIPMENT — 2.0%
29,706	Littelfuse, Inc.	7,199,249

	FOOD — 4.3%
56,816	JM Smucker Co./The	7,151,430
102,319	McCormick & Company, Inc.	7,859,123
		15,010,553
	HEALTH CARE FACILITIES & SERVICES — 1.8%
19,366	HCA Healthcare, Inc.	6,459,142

	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
47,052	Intercontinental Exchange, Inc.	6,466,356

	INSURANCE — 2.1%
30,074	Arthur J Gallagher & Company	7,519,704

	LEISURE FACILITIES & SERVICES — 5.0%
2,812	Chipotle Mexican Grill, Inc.(a)	8,173,837
18,731	Domino’s Pizza, Inc.	9,307,060
		17,480,897

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 20

Large/Mid Cap Value Fund

Shares		Fair Value
	MEDICAL EQUIPMENT & DEVICES — 5.4%
28,024	Danaher Corporation	$6,998,153
65,307	Revvity, Inc.	6,857,235
23,046	STERIS plc	5,181,202
		19,036,590
	OIL & GAS PRODUCERS — 3.9%
57,825	ConocoPhillips	7,359,966
48,266	EOG Resources, Inc.	6,170,325
		13,530,291
	REAL ESTATE INVESTMENT TRUSTS — 3.5%
49,812	Crown Castle, Inc.	5,271,604
54,735	Prologis, Inc.	7,127,592
		12,399,196
	RETAIL - CONSUMER STAPLES — 4.2%
9,508	Costco Wholesale Corporation	6,965,846
51,036	Dollar General Corporation	7,964,678
		14,930,524
	RETAIL - DISCRETIONARY — 6.8%
28,619	Lowe’s Companies, Inc.	7,290,118
8,006	O’Reilly Automotive, Inc.(a)	9,037,812
28,837	Tractor Supply Company	7,547,220
		23,875,150
	SEMICONDUCTORS — 13.0%
6,673	Broadcom, Inc.	8,844,460
79,794	Lattice Semiconductor Corporation(a)	6,242,285
96,066	Marvell Technology, Inc.	6,809,158
80,875	Microchip Technology, Inc.	7,255,296
12,515	Monolithic Power Systems, Inc.	8,477,911
8,837	NVIDIA Corporation	7,984,760
		45,613,870
	SOFTWARE — 5.8%
24,878	Cadence Design Systems, Inc.(a)	7,744,024
11,229	Synopsys, Inc.(a)	6,417,374
14,719	Tyler Technologies, Inc.(a)	6,255,722
		20,417,120
	TECHNOLOGY SERVICES — 2.2%
20,120	CACI International, Inc., Class A(a)	7,622,060

	TRANSPORTATION & LOGISTICS — 2.2%
31,118	Union Pacific Corporation	7,652,850

	TOTAL COMMON STOCKS (Cost $192,623,549)	277,080,038

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 21

Large/Mid Cap Value Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 16.3%
	EQUITY — 16.3%
868,000	Timothy Plan High Dividend Stock Enhanced ETF(b)	$21,381,097
182,500	Timothy Plan High Dividend Stock ETF	6,601,025
969,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	24,343,218
118,000	Timothy Plan US Large/Mid Cap Core ETF(b)	4,968,980
	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,059,654)	57,294,320

	SHORT-TERM INVESTMENT — 6.9%
	MONEY MARKET FUND — 6.9%
24,355,515	Fidelity Government Portfolio, Class I, 5.21% (Cost $24,355,515)(c)	24,355,515

	TOTAL INVESTMENTS — 102.0% (Cost $271,038,718)	$358,729,873
	LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%	(6,981,598)
	NET ASSETS — 100.0%	$351,748,275

ETF	Exchange-Traded Fund
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 22

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 27.2%
	CHEMICALS — 1.9%
1,570,000	Nutrien Ltd.	4.0000	12/15/26	$1,523,578
805,000	Nutrien Ltd.	2.9500	05/13/30	718,474
				2,242,052
	COMMERCIAL SUPPORT SERVICES — 0.8%
450,000	Republic Services, Inc.	5.0000	04/01/34	447,449
450,000	Waste Management, Inc.	4.6250	02/15/33	441,117
				888,566
	ELECTRIC UTILITIES — 3.4%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,072,964
1,000,000	Electricite de France S.A.(a)	5.7000	05/23/28	1,014,731
405,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	407,725
442,000	WEC Energy Group, Inc.	3.5500	06/15/25	430,352
				3,925,772
	GAS & WATER UTILITIES — 1.8%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,087,461

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	970,181

	MACHINERY — 1.5%
900,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	890,759
900,000	John Deere Capital Corporation	3.9000	06/07/32	845,167
				1,735,926
	METALS & MINING — 1.7%
1,430,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	1,449,173
450,000	Rio Tinto Finance USA plc	5.0000	03/09/33	452,681
				1,901,854
	OIL & GAS PRODUCERS — 6.7%
1,815,000	Columbia Pipelines Holding Company, LLC(a)	6.0420	08/15/28	1,856,554
1,125,000	Energy Transfer, L.P.	5.7500	02/15/33	1,145,062
1,980,000	Energy Transfer, L.P.	6.2500	04/15/49	2,036,832
450,000	Enterprise Products Operating, LLC	5.3500	01/31/33	459,822
2,240,000	Phillips 66 Company	3.6050	02/15/25	2,203,261
				7,701,531
	REAL ESTATE INVESTMENT TRUSTS — 3.0%
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,452,533
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,038,523
				3,491,056
	RETAIL - CONSUMER STAPLES — 1.3%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,530,151

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 23

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	RETAIL - DISCRETIONARY — 1.6%
1,795,000	Tractor Supply Company	5.2500	05/15/33	$1,807,568

	TRANSPORTATION & LOGISTICS — 2.7%
1,000,000	Canadian Pacific Railway Company	2.9000	02/01/25	977,608
2,190,000	CSX Corporation	3.2500	06/01/27	2,088,210
				3,065,818

	TOTAL CORPORATE BONDS (Cost $32,333,323)			31,347,936

	NON U.S. GOVERNMENT & AGENCIES — 1.9%
	LOCAL AUTHORITY — 1.9%
2,235,000	Province of Ontario Canada (Cost $2,279,958)	2.5000	04/27/26	2,135,278

	U.S. GOVERNMENT & AGENCIES — 68.6%
	AGENCY FIXED RATE — 37.3%
1,172,362	Fannie Mae Pool FM5537	2.0000	01/01/36	1,047,849
880,941	Fannie Mae Pool MA4316	2.5000	04/01/36	803,829
658,955	Fannie Mae Pool MA4366	2.5000	06/01/41	575,430
386,085	Fannie Mae Pool MA4475	2.5000	10/01/41	335,391
1,117,179	Fannie Mae Pool MA4617	3.0000	04/01/42	999,905
921,800	Fannie Mae Pool FM4053	2.5000	08/01/50	776,527
1,221,096	Fannie Mae Pool CA8897	3.0000	02/01/51	1,066,959
801,361	Fannie Mae Pool MA4258	3.5000	02/01/51	726,667
428,641	Fannie Mae Pool FM6550	2.0000	03/01/51	346,490
777,494	Fannie Mae Pool CB0855	3.0000	06/01/51	673,448
1,439,095	Fannie Mae Pool FS3744	2.0000	07/01/51	1,149,873
474,596	Fannie Mae Pool FS1807	3.5000	07/01/51	431,926
1,316,097	Fannie Mae Pool FS6141	2.0000	01/01/52	1,054,007
329,102	Fannie Mae Pool BU1322	2.5000	02/01/52	273,277
918,155	Fannie Mae Pool CB3486	3.5000	05/01/52	823,507
499,197	Fannie Mae Pool FS1704	4.0000	05/01/52	467,901
839,203	Fannie Mae Pool BV9960	4.0000	06/01/52	781,185
1,695,381	Fannie Mae Pool FS3392	4.0000	09/01/52	1,574,739
870,383	Fannie Mae Pool FS3159	4.5000	10/01/52	834,971
839,092	Fannie Mae Pool FS4075	5.0000	04/01/53	826,640
1,115,917	Fannie Mae Pool FS5044	4.5000	06/01/53	1,076,964
982,273	Fannie Mae Pool FS5850	6.0000	09/01/53	992,552
1,146,270	Fannie Mae Pool MA5246	5.5000	01/01/54	1,141,551
1,181,709	Fannie Mae Pool FS6787	6.0000	01/01/54	1,200,553
1,141,824	Fannie Mae Pool CB7980	5.5000	02/01/54	1,143,121

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 24

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 37.3% (Continued)
54,837	Ginnie Mae I Pool 723248	5.0000	10/15/39	$55,427
227,460	Ginnie Mae I Pool 783060	4.0000	08/15/40	219,887
124,573	Ginnie Mae I Pool 783403	3.5000	09/15/41	116,328
97,473	Ginnie Mae II Pool 4520	5.0000	08/20/39	98,413
131,362	Ginnie Mae II Pool 4947	5.0000	02/20/41	131,637
233,606	Ginnie Mae II Pool MA3376	3.5000	01/20/46	216,236
149,495	Ginnie Mae II Pool MA3596	3.0000	04/20/46	134,029
398,389	Ginnie Mae II Pool MA3663	3.5000	05/20/46	368,684
143,452	Ginnie Mae II Pool MA3736	3.5000	06/20/46	132,733
245,766	Ginnie Mae II Pool MA4004	3.5000	10/20/46	226,670
164,710	Ginnie Mae II Pool MA4509	3.0000	06/20/47	147,430
198,153	Ginnie Mae II Pool MA4652	3.5000	08/20/47	182,987
243,644	Ginnie Mae II Pool MA4719	3.5000	09/20/47	224,717
250,124	Ginnie Mae II Pool MA4778	3.5000	10/20/47	230,678
198,785	Ginnie Mae II Pool MA4901	4.0000	12/20/47	188,835
170,949	Ginnie Mae II Pool MA4963	4.0000	01/20/48	162,201
164,339	Ginnie Mae II Pool MA6092	4.5000	08/20/49	159,287
175,886	Ginnie Mae II Pool MA6156	4.5000	09/20/49	170,630
617,809	Ginnie Mae II Pool BN2662	3.0000	10/20/49	546,383
162,425	Ginnie Mae II Pool MA6221	4.5000	10/20/49	158,275
165,144	Ginnie Mae II Pool MA6477	4.5000	02/20/50	160,893
252,988	Ginnie Mae II Pool MA6478	5.0000	02/20/50	252,817
264,610	Ginnie Mae II Pool MA6544	4.5000	03/20/50	257,744
184,734	Ginnie Mae II Pool MA6545	5.0000	03/20/50	184,632
1,055,929	Ginnie Mae II Pool MA6598	2.5000	04/20/50	904,607
264,175	Ginnie Mae II Pool MA6600	3.5000	04/20/50	242,674
223,661	Ginnie Mae II Pool MA6601	4.0000	04/20/50	211,762
204,093	Ginnie Mae II Pool MA6603	5.0000	04/20/50	203,929
945,561	Ginnie Mae II Pool MA7255	2.5000	03/20/51	808,001
699,435	Ginnie Mae II Pool MA7418	2.5000	06/20/51	597,530
1,167,887	Ginnie Mae II Pool MA7419	3.0000	06/20/51	1,031,530
1,057,102	Ginnie Mae II Pool MA7472	2.5000	07/20/51	902,703
1,240,386	Ginnie Mae II Pool CE1974	3.0000	08/20/51	1,109,205
1,056,755	Ginnie Mae II Pool CE1990	2.5000	09/20/51	900,846
1,238,723	Ginnie Mae II Pool MA7705	2.5000	11/20/51	1,057,468
1,335,650	Ginnie Mae II Pool MA7768	3.0000	12/20/51	1,180,324
1,014,378	Ginnie Mae II Pool MA7829	3.5000	01/20/52	924,220
998,271	Ginnie Mae II Pool MA7939	4.0000	03/20/52	935,255
1,105,001	Ginnie Mae II Pool MA7987	2.5000	04/20/52	942,666
1,089,371	Ginnie Mae II Pool MA8098	3.0000	06/20/52	962,081
1,065,495	Ginnie Mae II Pool MA8268	4.5000	09/20/52	1,025,567
1,095,902	Ginnie Mae II Pool MA8800	5.0000	04/20/53	1,078,508

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 25

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 37.3% (Continued)
1,172,550	Ginnie Mae II Pool MA8943	3.0000	06/20/53	$1,038,342
1,035,043	Ginnie Mae II Pool MA9017	5.5000	07/20/53	1,035,266
				42,945,299
	U.S. TREASURY NOTES — 31.3%
1,815,000	United States Treasury Note	2.2500	11/15/24	1,782,157
1,525,000	United States Treasury Note	2.0000	08/15/25	1,468,170
3,530,000	United States Treasury Note	0.6250	07/31/26	3,227,330
6,460,000	United States Treasury Note	1.2500	09/30/28	5,672,435
3,015,000	United States Treasury Note	1.2500	08/15/31	2,458,462
10,605,000	United States Treasury Note	3.5000	02/15/33	10,054,036
5,215,000	United States Treasury Note	1.7500	08/15/41	3,527,459
2,570,000	United States Treasury Note	2.0000	08/15/51	1,596,412
7,115,000	United States Treasury Note	3.6250	02/15/53	6,261,478
				36,047,939
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $85,808,089)			78,993,238

Shares
	SHORT-TERM INVESTMENT — 3.0%
	MONEY MARKET FUND — 3.0%
3,438,858	Fidelity Government Portfolio, Class I, 5.21% (Cost $3,438,858)(b)	3,438,858

	TOTAL INVESTMENTS — 100.7% (Cost $123,860,228)	$115,915,310
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%	(749,288)
	NET ASSETS — 100.0%	$115,166,022

LLC	Limited Liability Company
LP	Limited Partnership
LTD	Limited Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S/A	Société Anonyme

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is $2,871,285 or 2.5% of net assets.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 26

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 92.8%
	AEROSPACE & DEFENSE — 1.1%
1,000,000	TransDigm, Inc.(a)		6.3750	03/01/29	$1,005,629
1,250,000	TransDigm, Inc.(a)		6.8750	12/15/30	1,275,621
					2,281,250
	ASSET MANAGEMENT — 1.1%
1,600,000	AG TTMT Escrow Issuer, LLC(a)		8.6250	09/30/27	1,658,829
500,000	NFP Corporation(a)		8.5000	10/01/31	550,671
					2,209,500
	AUTOMOTIVE — 2.3%
2,250,000	Adient Global Holdings Ltd.(a)		8.2500	04/15/31	2,376,052
2,500,000	Goodyear Tire & Rubber Company (The)		5.6250	04/30/33	2,285,139
					4,661,191
	BIOTECH & PHARMA — 0.1%
439,000	Bausch Health Americas, Inc.(a)		8.5000	01/31/27	258,480

	CHEMICALS — 5.9%
2,000,000	Avient Corporation(a)		7.1250	08/01/30	2,058,458
1,500,000	Axalta Coating Systems Dutch Holding B BV(a)		7.2500	02/15/31	1,561,083
2,500,000	Axalta Coating Systems, LLC(a)		3.3750	02/15/29	2,239,494
3,000,000	Chemours Company (The)(a)		4.6250	11/15/29	2,583,515
1,360,000	INEOS Finance plc(a)		7.5000	04/15/29	1,366,160
2,000,000	Polar US Borrower, LLC / Schenectady International(a)		6.7500	05/15/26	483,920
1,750,000	WR Grace Holdings, LLC(a)		7.3750	03/01/31	1,774,273
					12,066,903
	COMMERCIAL SUPPORT SERVICES — 8.9%
1,360,000	Allied Universal Holdco, LLC(a)		7.8750	02/15/31	1,379,443
125,000	Allied Universal Holdco, LLC/Allied Universal(a)		4.6250	06/01/28	113,754
1,625,000	Clean Harbors, Inc.(a)		6.3750	02/01/31	1,638,530
1,625,000	Covanta Holding Corporation(a)		4.8750	12/01/29	1,457,846
2,250,000	Covanta Holding Corporation		5.0000	09/01/30	1,986,944
3,255,000	Enviri Corporation(a)		5.7500	07/31/27	3,067,629
3,300,000	GFL Environmental, Inc.(a)		4.0000	08/01/28	3,045,869
500,000	GFL Environmental, Inc.(a)		6.7500	01/15/31	513,228
1,000,000	VT Topco, Inc.(a)		8.5000	08/15/30	1,049,760
2,200,000	Waste Pro USA, Inc.(a)		5.5000	02/15/26	2,168,566
1,750,000	Williams Scotsman, Inc.(a)		7.3750	10/01/31	1,819,947
					18,241,516
	CONSTRUCTION MATERIALS — 0.5%
500,000	Cemex S.A.B. de C.V.(a)		5.2000	09/17/30	483,654
500,000	Cemex S.A.B. de C.V.(a)		3.8750	07/11/31	443,308
					926,962

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 27

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CONSUMER SERVICES — 1.9%
2,592,000	PROG Holdings, Inc.(a)		6.0000	11/15/29	$2,424,386
1,500,000	Upbound Group, Inc.(a)		6.3750	02/15/29	1,457,617
					3,882,003
	CONTAINERS & PACKAGING — 8.9%
875,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(a)		6.0000	06/15/27	850,954
2,500,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(a)		4.0000	09/01/29	2,019,444
1,750,000	Canpack S.A. / Canpack US, LLC(a)		3.8750	11/15/29	1,550,617
2,000,000	Graham Packaging Company, Inc.(a)		7.1250	08/15/28	1,815,635
1,250,000	Graphic Packaging International, LLC(a)		3.7500	02/01/30	1,112,986
1,250,000	LABL, Inc.(a)		5.8750	11/01/28	1,151,788
625,000	LABL, Inc.(a)		9.5000	11/01/28	633,024
1,000,000	LABL, Inc.(a)		8.2500	11/01/29	855,646
3,300,000	Mauser Packaging Solutions Holding Company(a)		7.8750	08/15/26	3,364,969
3,500,000	Pactiv Evergreen Group Issuer, LLC / Pactiv(a)		4.3750	10/15/28	3,269,328
1,750,000	TriMas Corporation(a)		4.1250	04/15/29	1,588,046
					18,212,437
	ELECTRIC UTILITIES — 1.1%
2,000,000	Vistra Corporation(a),(b)	H15T5Y + 5.740%	7.0000	06/15/70	1,982,029
250,000	Vistra Operations Company, LLC(a)		4.3750	05/01/29	231,850
					2,213,879
	ELECTRICAL EQUIPMENT — 1.8%
500,000	BWX Technologies, Inc.(a)		4.1250	06/30/28	466,610
500,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	461,794
1,360,000	WESCO Distribution, Inc.(a)		6.3750	03/15/29	1,375,781
1,360,000	WESCO Distribution, Inc.(a)		6.6250	03/15/32	1,384,220
					3,688,405
	ENGINEERING & CONSTRUCTION — 1.0%
2,194,000	Dycom Industries, Inc.(a)		4.5000	04/15/29	2,053,826

	FOOD — 0.8%
1,600,000	Darling Ingredients, Inc.(a)		6.0000	06/15/30	1,587,158

	FORESTRY, PAPER & WOOD PRODUCTS — 1.2%
2,500,000	Schweitzer-Mauduit International, Inc.(a)		6.8750	10/01/26	2,490,950

	HEALTH CARE FACILITIES & SERVICES — 5.1%
1,000,000	Catalent Pharma Solutions, Inc.(a)		3.1250	02/15/29	956,530
1,750,000	HealthEquity, Inc.(a)		4.5000	10/01/29	1,617,179
500,000	Heartland Dental, LLC / Heartland Dental Finance(a)		10.5000	04/30/28	531,875
250,000	LifePoint Health, Inc.(a)		5.3750	01/15/29	206,335
2,000,000	LifePoint Health, Inc.(a)		9.8750	08/15/30	2,094,205
625,000	LifePoint Health, Inc.(a)		11.0000	10/15/30	668,776

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 28

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	HEALTH CARE FACILITIES & SERVICES — 5.1% (Continued)
1,250,000	Pediatrix Medical Group, Inc.(a)		5.3750	02/15/30	$1,136,757
500,000	Star Parent, Inc.(a)		9.0000	10/01/30	529,778
1,000,000	Tenet Healthcare Corporation		6.2500	02/01/27	1,000,438
1,750,000	Tenet Healthcare Corporation		6.1250	10/01/28	1,747,266
					10,489,139
	HOME CONSTRUCTION — 3.5%
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		6.6250	01/15/28	501,998
1,250,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		4.6250	08/01/29	1,154,737
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		4.6250	04/01/30	457,459
3,042,000	Interface, Inc.(a)		5.5000	12/01/28	2,908,734
680,000	STL Holding Company, LLC(a)		8.7500	02/15/29	698,533
1,523,000	Weekley Homes, LLC / Weekley Finance Corporation(a)		4.8750	09/15/28	1,409,948
					7,131,409
	HOUSEHOLD PRODUCTS — 1.0%
2,050,000	Energizer Holdings, Inc.(a)		6.5000	12/31/27	2,040,743

	INDUSTRIAL SUPPORT SERVICES — 0.8%
1,500,000	Ashtead Capital, Inc.(a)		2.4500	08/12/31	1,219,960
500,000	BCPE Empire Holdings, Inc.(a)		7.6250	05/01/27	488,663
					1,708,623
	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
1,250,000	Aretec Group, Inc.(a)		10.0000	08/15/30	1,366,839
1,750,000	LPL Holdings, Inc.(a)		4.0000	03/15/29	1,610,714
					2,977,553
	INSURANCE — 2.5%
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		8.2500	02/01/29	1,005,501
800,000	AmWINS Group, Inc.(a)		6.3750	02/15/29	805,140
1,500,000	AssuredPartners, Inc.(a)		7.5000	02/15/32	1,475,343
1,250,000	HUB International Ltd.(a)		7.2500	06/15/30	1,285,914
500,000	HUB International Ltd.(a)		7.3750	01/31/32	503,680
					5,075,578
	LEISURE FACILITIES & SERVICES — 1.6%
1,000,000	Brinker International, Inc.(a)		8.2500	07/15/30	1,054,466
500,000	Hilton Grand Vacations Borrower Escrow, LLC (a)		6.6250	01/15/32	502,324
1,500,000	Raising Cane’s Restaurants, LLC(a)		9.3750	05/01/29	1,622,575
					3,179,365
	MACHINERY — 0.2%
500,000	SPX FLOW, Inc.(a)		8.7500	04/01/30	505,521

	MEDICAL EQUIPMENT & DEVICES — 1.5%
750,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	774,818
1,000,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	911,867

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 29

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MEDICAL EQUIPMENT & DEVICES — 1.5% (Continued)
1,500,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	$1,418,657
					3,105,342
	METALS & MINING — 1.3%
750,000	Arsenal AIC Parent, LLC(a)		8.0000	10/01/30	790,286
2,000,000	Kaiser Aluminum Corporation(a)		4.5000	06/01/31	1,771,844
					2,562,130
	OIL & GAS PRODUCERS — 6.6%
2,822,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		5.5000	06/15/31	2,668,262
1,000,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC		7.5000	12/15/33	1,029,104
500,000	Energy Transfer, L.P.		5.7500	04/01/25	500,190
1,500,000	Energy Transfer, L.P.(a)		5.6250	05/01/27	1,495,690
500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.7500	02/01/28	503,058
100,000	Genesis Energy, L.P. / Genesis Energy Finance		8.2500	01/15/29	102,753
750,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	785,601
1,500,000	Global Partners, L.P. / GLP Finance Corporation		7.0000	08/01/27	1,502,186
500,000	Global Partners, L.P. / GLP Finance Corporation(a)		8.2500	01/15/32	518,670
1,250,000	ITT Holdings, LLC(a)		6.5000	08/01/29	1,141,660
2,000,000	NuStar Logistics, L.P. B		5.6250	04/28/27	1,980,359
1,250,000	Permian Resources Operating, LLC(a)		5.8750	07/01/29	1,230,269
100,000	Permian Resources Operating, LLC(a)		7.0000	01/15/32	103,807
					13,561,609
	PUBLISHING & BROADCASTING — 0.2%
750,000	Gray Television, Inc.(a)		4.7500	10/15/30	492,710

	REAL ESTATE INVESTMENT TRUSTS — 1.8%
1,500,000	Diversified Healthcare Trust		9.7500	06/15/25	1,502,754
750,000	Service Properties Trust		5.5000	12/15/27	713,265
1,375,000	Service Properties Trust(a)		8.6250	11/15/31	1,468,002
					3,684,021
	REAL ESTATE OWNERS & DEVELOPERS — 2.3%
1,500,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	1,554,724
3,499,000	Howard Hughes Corporation (The)(a)		4.3750	02/01/31	3,041,472
					4,596,196
	REAL ESTATE SERVICES — 0.7%
1,345,000	Newmark Group, Inc.(a)		7.5000	01/12/29	1,384,482

	RETAIL - CONSUMER STAPLES — 0.5%
1,250,000	Ingles Markets, Inc.(a)		4.0000	06/15/31	1,092,441

	RETAIL - DISCRETIONARY — 4.7%
2,550,000	Beacon Roofing Supply, Inc.(a)		4.1250	05/15/29	2,314,995
500,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	503,006
68,000	Champions Financing, Inc.(a)		8.7500	02/15/29	71,298

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 30

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	RETAIL - DISCRETIONARY — 4.7% (Continued)
3,162,000	Ken Garff Automotive, LLC(a)		4.8750	09/15/28	$2,927,809
1,500,000	Lithia Motors, Inc.(a)		3.8750	06/01/29	1,353,544
750,000	Lithia Motors, Inc.(a)		4.3750	01/15/31	671,518
500,000	Sally Holdings, LLC / Sally Capital, Inc.		6.7500	03/01/32	496,791
1,550,000	Sonic Automotive, Inc.(a)		4.8750	11/15/31	1,357,825
					9,696,786
	SEMICONDUCTORS — 1.1%
2,250,000	Entegris Escrow Corporation(a)		4.7500	04/15/29	2,157,153

	SOFTWARE — 1.0%
1,250,000	Crowdstrike Holdings, Inc.		3.0000	02/15/29	1,109,846
1,000,000	UKG, Inc.(a)		6.8750	02/01/31	1,019,466
					2,129,312
	SPECIALTY FINANCE — 13.8%
2,500,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	06/15/70	2,366,916
290,000	Bread Financial Holdings, Inc.(a)		7.0000	01/15/26	292,161
1,250,000	Bread Financial Holdings, Inc.(a)		9.7500	03/15/29	1,301,593
1,000,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	974,787
3,710,000	Burford Capital Global Finance, LLC(a)		9.2500	07/01/31	3,932,788
1,000,000	Freedom Mortgage Corporation(a)		6.6250	01/15/27	970,918
1,000,000	Freedom Mortgage Corporation(a)		12.0000	10/01/28	1,091,069
500,000	Freedom Mortgage Holdings, LLC(a)		9.2500	02/01/29	512,195
2,955,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	7.1450	12/21/65	2,315,493
1,500,000	ILFC E-Capital Trust II(a),(b)	TSFR3M + 2.062%	7.3950	12/21/65	1,204,557
1,250,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.2500	02/01/27	1,170,729
500,000	Nationstar Mortgage Holdings, Inc.(a)		6.0000	01/15/27	493,267
1,250,000	Nationstar Mortgage Holdings, Inc.(a)		5.5000	08/15/28	1,197,996
1,750,000	Nationstar Mortgage Holdings, Inc.(a)		5.7500	11/15/31	1,616,048
1,300,000	Nationstar Mortgage Holdings, Inc.(a)		7.1250	02/01/32	1,291,355
1,500,000	OneMain Finance Corporation		9.0000	01/15/29	1,592,417
500,000	OneMain Finance Corporation		7.8750	03/15/30	516,154
3,500,000	Rithm Capital Corporation(a)		6.2500	10/15/25	3,477,102
2,000,000	Rithm Capital Corporation(a)		8.0000	04/01/29	1,942,655
					28,260,200
	STEEL — 1.7%
1,000,000	Commercial Metals Company		4.3750	03/15/32	901,737
2,804,000	TMS International Corporation(a)		6.2500	04/15/29	2,565,157
					3,466,894
	TECHNOLOGY HARDWARE — 0.7%
550,000	Ciena Corporation(a)		4.0000	01/31/30	492,292
250,000	CommScope, Inc.(a)		7.1250	07/01/28	99,566
1,000,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	907,929
					1,499,787

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 31

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TECHNOLOGY SERVICES — 0.1%
250,000	GTCR W-2 Merger Sub, LLC(a)		7.5000	01/15/31	$262,023

	TRANSPORTATION EQUIPMENT — 0.3%
625,000	Wabash National Corporation(a)		4.5000	10/15/28	574,068

	WHOLESALE - CONSUMER STAPLES — 1.7%
1,000,000	KeHE Distributors, LLC / KeHE Finance Corporation(a)		9.0000	02/15/29	1,015,118
3,000,000	United Natural Foods, Inc.(a)		6.7500	10/15/28	2,495,422
					3,510,540
	TOTAL CORPORATE BONDS (Cost $192,097,273)				189,918,085

Shares
	SHORT-TERM INVESTMENT — 5.2%
	MONEY MARKET FUND — 5.2%
10,638,654	Fidelity Government Portfolio, Class I, 5.21% (Cost $10,638,654)(c)	10,638,654

	TOTAL INVESTMENTS — 98.0% (Cost $202,735,927)	$200,556,739
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%	4,096,337
	NET ASSETS — 100.0%	$204,653,076

LLC	Limited Liability Company
LP	Limited Partnership
LTD	Limited Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
TSFR3M	Term Secured Overnight Financing Rate (SOFR) 3 month

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is 167,295,167 or 81.7% of net assets.

(b)	Variable rate security; the rate shown represents the rate on March 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 32

Israel Common Values Fund

Shares		Fair Value
	COMMON STOCKS — 97.6%
	AEROSPACE & DEFENSE — 5.6%
18,501	Elbit Systems Ltd.	$3,889,465
94,000	Leonardo DRS, Inc.(a)	2,076,460
		5,965,925
	APPAREL & TEXTILE PRODUCTS — 2.8%
23,816	Delta Galil Ltd.	1,047,782
20,000	Fox Wizel Ltd.	1,869,103
		2,916,885
	BANKING — 16.2%
92,000	Bank Hapoalim BM - ADR	4,084,800
508,000	Bank Leumi Le-Israel BM	4,222,628
55,300	First International Bank Of Israel Ltd.	2,300,595
602,000	Israel Discount Bank Ltd., Class A	3,115,007
95,000	Mizrahi Tefahot Bank Ltd.	3,562,145
		17,285,175
	BIOTECH & PHARMA — 1.1%
67,000	Enlight Renewable Energy Ltd.(a)	1,120,948

	CHEMICALS — 1.7%
328,902	ICL Group Ltd.	1,769,493

	ELECTRIC UTILITIES — 1.7%
27,700	Ormat Technologies, Inc.	1,833,487

	ELECTRICAL EQUIPMENT — 1.9%
24,300	Camtek Ltd.(a)	2,035,611

	FOOD — 1.2%
68,000	Strauss Group Ltd.(a)	1,281,899

	HEALTH CARE FACILITIES & SERVICES — 1.6%
12,769	Danel Adir Yeoshua Ltd.	1,091,599
1,575,013	Novolog Ltd.	669,371
		1,760,970
	HOME & OFFICE PRODUCTS — 1.1%
116,585	Maytronics Ltd.	1,159,922

	INSTITUTIONAL FINANCIAL SERVICES — 2.5%
400,194	Tel Aviv Stock Exchange Ltd.	2,699,734

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 33

Israel Common Values Fund

Shares		Fair Value
	INSURANCE — 4.3%
132,000	Harel Insurance Investments & Financial Services(a)	$1,270,218
1,048,628	Migdal Insurance & Financial Holdings Ltd.	1,448,753
182,400	Phoenix Holdings Ltd. (The)	1,821,173
		4,540,144
	INTERNET MEDIA & SERVICES — 0.8%
38,000	Fiverr International Ltd.(a)	800,660

	LEISURE FACILITIES & SERVICES — 1.5%
12,800	Fattal Holdings 1998 Ltd.(a)	1,642,766

	MEDICAL EQUIPMENT & DEVICES — 1.0%
46,900	Inmode Ltd.(a)	1,013,509

	OIL & GAS PRODUCERS — 8.0%
350,000	Delek Drilling, L.P.	892,487
104,968	Energean plc	1,448,008
102,000	Energean plc	1,412,530
5,600	Israel Corp Ltd. (The)(a)	1,522,691
2,350,000	Oil Refineries Ltd.	779,563
8,000	Paz Ashdod Refinery Ltd.	190,336
8,000	Paz Oil Company Ltd.	854,447
1,600,000	Ratio Energies Finance, L.P.	1,322,566
		8,422,628
	REAL ESTATE INVESTMENT TRUSTS — 2.0%
5,000	Big Shopping Centers Ltd.(a)	554,695
369,000	Reit 1 Ltd.	1,597,324
		2,152,019
	REAL ESTATE OWNERS & DEVELOPERS — 10.1%
62,000	Alony Hetz Properties & Investments Ltd.	455,007
237,000	Amot Investments Ltd.	1,122,587
42,000	Azrieli Group Ltd.	3,032,058
40,000	Elco Ltd.	1,406,314
160,000	Gav-Yam Lands Corp Ltd.	1,219,023
24,380	Melisron Ltd.	1,803,754
703,430	Mivne Real Estate KD Ltd.	1,736,723
		10,775,466
	RENEWABLE ENERGY — 1.0%
296,360	Energix-Renewable Energies Ltd.	1,084,646

	RETAIL - CONSUMER STAPLES — 2.4%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006	1,123,719
210,000	Shufersal Ltd.(a)	1,472,632
		2,596,351

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 34

Israel Common Values Fund

Shares		Fair Value
	SEMICONDUCTORS — 6.1%
24,000	Nova Ltd.(a)	$4,257,120
66,223	Tower Semiconductor Ltd.(a)	2,215,159
		6,472,279
	SOFTWARE — 19.1%
14,100	CyberArk Software Ltd.(a)	3,745,383
29,935	Hilan Ltd.	1,903,038
41,800	Mobileye Global, Inc., Class A(a)	1,343,870
6,500	Monday.com Ltd.(a)	1,468,155
21,100	Nice Ltd. - ADR(a)	5,499,082
25,000	Oddity Tech Ltd.(a)	1,086,250
41,000	One Software Technologies Ltd.	606,466
55,300	Sapiens International Corp N.V.	1,778,448
46,200	Varonis Systems, Inc.(a)	2,179,254
21,500	Verint Systems, Inc.(a)	712,725
		20,322,671
	TECHNOLOGY HARDWARE — 0.4%
36,000	AudioCodes Ltd.	469,440

	TECHNOLOGY SERVICES — 1.9%
72,783	Magic Software Enterprises Ltd.	833,365
56,210	Matrix IT Ltd.	1,238,922
		2,072,287
	TELECOMMUNICATIONS — 0.3%
74,000	Partner Communications Company Ltd.(a)	322,343

	WHOLESALE - DISCRETIONARY — 1.3%
17,300	Tadiran Group Ltd.	1,397,097

	TOTAL COMMON STOCKS (Cost $60,637,599)	103,914,355

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 35

Israel Common Values Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND — 2.1%
2,189,054	Fidelity Government Portfolio, Class I, 5.21%(b) (Cost $2,189,054)	$2,189,054

	TOTAL INVESTMENTS — 99.7% (Cost $62,826,653)	$106,103,409
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	286,484
	NET ASSETS — 100.0%	$106,389,893

ADR	American Depositary Receipt
LP	Limited Partnership
LTD	Limited Company
NV	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

% OF NET ASSETS	COUNTRY
88.6%	Israel
6.3%	United States
2.7%	United Kingdom
97.6%	Total
2.1%	Money Market Funds
0.3%	Other Assets Less Liabilities - Net
100.0%	Grand Total

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 36

Defensive Strategies Fund

Shares		Fair Value
	COMMON STOCKS — 37.3%
	CHEMICALS — 1.6%
375	Albemarle Corporation	$49,403
2,778	CF Industries Holdings, Inc.	231,157
1,853	FMC Corporation	118,036
6,014	ICL Group Ltd.	32,355
7,069	K+S A.G.	110,267
4,962	Mosaic Company (The)	161,067
5,109	Nutrien Ltd.	277,470
3,601	OCI N.V.	98,629
171	Sociedad Quimica y Minera de Chile S.A. - ADR	8,406
3,087	Yara International ASA	97,488
		1,184,278
	DATA CENTER REIT — 1.1%
6,000	Digital Realty Trust, Inc.	864,240

	FOOD — 1.2%
2,563	Adecoagro S.A.	28,244
853	Cal-Maine Foods, Inc.	50,199
1,977	Darling Ingredients, Inc.(a)	91,951
1,353	Dole plc	16,141
564	Fresh Del Monte Produce, Inc.	14,613
2,408	Hormel Foods Corporation	84,015
1,385	Ingredion, Inc.	161,838
5,900	MEIJI Holdings Company Ltd.	128,610
2,600	Morinaga Milk Industry Company Ltd	53,120
5,082	Mowi ASA	93,117
1,100	NH Foods Ltd.	36,773
4,300	Nisshin Seifun Group, Inc.	59,136
4,700	Nissui Corporation	29,416
1,279	Pilgrim’s Pride Corporation(a)	43,895
841	Salmar ASA	55,410
		946,478
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
2,400	Canfor Corporation(a)	30,319
932	Louisiana-Pacific Corporation	78,204
3,700	Sumitomo Forestry Company Ltd.	115,993
1,300	West Fraser Timber Company Ltd.	112,261
		336,777
	GAS & WATER UTILITIES — 0.8%
403	American States Water Company	29,113
559	American Water Works Company, Inc.	68,315
910	California Water Service Group	42,297

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 37

Defensive Strategies Fund

Shares		Fair Value
	GAS & WATER UTILITIES — 0.8% (Continued)
8,755	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	$147,347
1,129	Essential Utilities, Inc.	41,829
1,154	Severn Trent plc	35,975
264	SJW Group	14,940
4,078	United Utilities Group plc	52,961
5,278	Veolia Environnement S.A.	171,549
		604,326
	HEALTH CARE FACILITIES & SERVICES — 0.4%
48,754	Brookdale Senior Living, Inc.(a)	322,264

	HEALTH CARE REIT — 0.8%
10,000	American Healthcare REIT, Inc.(a)	147,500
34,000	Healthcare Realty Trust, Inc.	481,100
		628,600
	INDUSTRIAL REIT — 0.5%
7,000	Rexford Industrial Realty, Inc.	352,100

	MACHINERY — 1.3%
748	AGCO Corporation	92,019
7,354	CNH Industrial N.V.	95,308
1,248	Deere & Company	512,603
10,900	Kubota Corporation	170,388
1,700	Kurita Water Industries Ltd.	70,228
400	Organo Corporation	19,737
840	Weir Group plc (The)	21,437
		981,720
	METALS & MINING — 4.2%
413	Agnico Eagle Mines Ltd.	24,635
2,734	Agnico Eagle Mines Ltd.	163,040
8,093	Alamos Gold, Inc., Class A	119,372
1,829	Alcoa Corporation	61,802
2,139	Anglo American PLC	52,691
3,813	Anglogold Ashanti plc	84,649
1,391	Antofagasta plc	35,796
513	Aurubis A.G.	36,070
44,540	B2Gold Corporation	116,249
10,928	Barrick Gold Corporation	181,843
4,671	BHP Group Ltd. - ADR	269,470
300	Cameco Corporation	12,996
4,500	Capstone Copper Corporation(a)	28,640
8,700	Centerra Gold, Inc.	51,387
3,247	Cia de Minas Buenaventura S.A.A - ADR	51,562
964	Cleveland-Cliffs, Inc.(a)	21,921

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 38

Defensive Strategies Fund

Shares		Fair Value
	METALS & MINING — 4.2% (Continued)
1,435	Eldorado Gold Corporation(a)	$20,190
2,100	Endeavour Mining plc	42,669
600	First Quantum Minerals Ltd.	6,450
765	Franco-Nevada Corporation	91,157
3,500	Freeport-McMoRan, Inc.	164,571
9,263	Gold Fields Ltd. - ADR	147,189
19,422	Hecla Mining Company	93,420
5,000	Hudbay Minerals, Inc.	34,997
2,500	Ivanhoe Mines Ltd.(a)	29,828
20,463	Kinross Gold Corporation	125,438
2,500	Mitsubishi Materials Corporation	46,899
2,026	MP Materials Corporation(a)	28,972
1,459	Osisko Gold Royalties Ltd.	23,957
1,963	Pan American Silver Corporation	29,602
6,774	Rio Tinto plc - ADR	431,775
62	Royal Gold, Inc.	7,552
6,049	Sandstorm Gold Ltd.	31,757
509	Southern Copper Corporation	54,219
7,739	SSR Mining, Inc.	34,516
800	Sumitomo Metal Mining Company Ltd.	23,690
1,143	Teck Resources Ltd., Class B	52,322
22,363	Vale S.A. - ADR	272,605
812	Wheaton Precious Metals Corporation	38,270
		3,144,168
	OIL & GAS PRODUCERS — 5.5%
5,196	Aker BP ASA	129,109
1,807	APA Corporation	62,125
6,300	ARC Resources Ltd.	112,332
14,900	Baytex Energy Corporation	53,795
3,492	Callon Petroleum Company(a)	124,874
3,137	Canadian Natural Resources Ltd.	239,416
11,000	Cenovus Energy, Inc.	219,932
400	Chord Energy Corporation	71,296
735	Civitas Resources, Inc.	55,794
549	CNX Resources Corporation(a)	13,022
1,926	ConocoPhillips	245,142
4,962	Coterra Energy, Inc.	138,341
21,700	Crescent Point Energy Corporation	177,520
4,251	Devon Energy Corporation	213,315
7,447	Enerplus Corporation	146,408
1,525	Eni SpA - ADR	48,373
1,772	EOG Resources, Inc.	226,532
1,232	EQT Corporation	45,670

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 39

Defensive Strategies Fund

Shares		Fair Value
	OIL & GAS PRODUCERS — 5.5% (Continued)
6,311	Equinor ASA - ADR	$170,587
42	Hess Corporation	6,411
200	Imperial Oil Ltd.	13,796
8,800	Inpex Corporation	133,666
1,313	Kosmos Energy Ltd.(a)	7,825
1,380	Magnolia Oil & Gas Corporation, Class A	35,811
4,038	Marathon Oil Corporation	114,437
1,615	Matador Resources Company	107,834
2,900	MEG Energy Corporation(a)	66,589
2,759	Murphy Oil Corporation	126,086
255	Ovintiv, Inc.	13,235
2,000	Parex Resources, Inc.	31,955
7,187	Petroleo Brasileiro S.A. - ADR	109,314
43	Pioneer Natural Resources Company	11,288
2,000	PrairieSky Royalty Ltd.	39,175
546	Range Resources Corporation	18,799
18,856	Southwestern Energy Company(a)	142,928
6,000	Suncor Energy, Inc.	221,453
2,296	TotalEnergies S.E.	157,203
2,700	Tourmaline Oil Corporation	126,247
3,900	Vermilion Energy, Inc.	48,490
14,500	Whitecap Resources, Inc.	109,733
		4,135,858
	OIL & GAS SERVICES & EQUIPMENT — 1.3%
3,881	Baker Hughes Company	130,014
2,140	ChampionX Corporation	76,805
3,524	Halliburton Company	138,916
770	Helmerich & Payne, Inc.	32,386
6,476	Liberty Oilfield Services, Inc., Class A	134,183
969	Noble Corp plc	46,987
1,425	NOV, Inc.	27,816
8,724	Patterson-UTI Energy, Inc.	104,165
3,908	Schlumberger Ltd.	214,197
4,187	Transocean Ltd.(a)	26,294
		931,763
	REAL ESTATE INVESTMENT TRUSTS – 14.1%
19,700	American Homes 4 Rent, Class A	724,566
4,000	American Tower Corporation, A	790,360
16,700	Americold Realty Trust, Inc.	416,164
4,500	AvalonBay Communities, Inc.	835,020
5,900	Camden Property Trust	580,560
6,000	Crown Castle, Inc.	634,980
1,000	Equinix, Inc.	825,330

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 40

Defensive Strategies Fund

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS – 14.1% (Continued)
15,300	Highwoods Properties, Inc.	$400,554
20,000	InvenTrust Properties Corporation	514,200
14,500	Plymouth Industrial REIT, Inc.	326,250
378	PotlatchDeltic Corporation	17,774
6,500	Prologis, Inc.	846,429
2,550	Public Storage	739,653
1,623	Rayonier, Inc.	53,949
3,700	SBA Communications Corporation, A	801,790
5,400	Sun Communities, Inc.	694,332
17,500	Ventas, Inc.	761,950
6,300	Welltower, Inc.	588,672
2,682	Weyerhaeuser Company	96,311
		10,648,844
	RENEWABLE ENERGY — 0.1%
266	Enphase Energy, Inc.(a)	32,181
223	First Solar, Inc.(a)	37,642
2,163	Shoals Technologies Group, Inc., Class A(a)	24,182
		94,005
	RESIDENTIAL REIT — 0.9%
4,500	Equity Residential	283,995
11,000	Invitation Homes, Inc.	391,710
		675,705
	RETAIL REIT — 1.0%
14,000	Brixmor Property Group, Inc.	328,300
10,300	NNN REIT, Inc.	440,222
		768,522
	SELF-STORAGE REIT — 0.7%
3,500	Extra Space Storage, Inc.	514,500

	SEMICONDUCTORS — 0.1%
6,500	SUMCO Corporation	102,251

	STEEL — 1.0%
1,418	ArcelorMittal S.A. - ADR	39,108
1,303	ATI, Inc.(a)	39,108
300	Commercial Metals Company	17,631
22,576	Gerdau S.A. - ADR	99,786
3,200	JFE Holdings, Inc.(b)	52,812
4,200	Nippon Steel Corporation(b)	100,680
539	Nucor Corporation	106,667
1,078	POSCO - ADR	84,537
60	Reliance, Inc.	20,051
59	Steel Dynamics, Inc.	8,746

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 41

Defensive Strategies Fund

Shares		Fair Value
	STEEL — 1.0% (Continued)
1,095	Ternium S.A. - ADR	$45,574
1,847	United States Steel Corporation	75,321
		717,588
	WHOLESALE - CONSUMER STAPLES — 0.3%
2,104	Bunge Global S.A.	215,702

	TOTAL COMMON STOCKS (Cost $26,947,917)	28,169,689

	EXCHANGE-TRADED FUNDS — 18.9%
	EQUITY — 18.9%
611,600	Timothy Plan Market Neutral ETF(b) (Cost $15,212,536)	14,247,895

	PRECIOUS METALS - PHYSICAL HOLDING — 18.2%
	PRECIOUS METAL — 18.2%
6,143	GOLD BARS - XAU BGN CURNCY(a) (Cost $7,240,876)	13,698,342

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 21.2%
	U.S. TREASURY INFLATION PROTECTED — 21.2%
1,060,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/25	1,732,789
1,455,000	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	2,251,569
1,450,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	2,236,902
1,625,000	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,924,475
655,000	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	957,252
1,230,000	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,434,041
1,060,000	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,566,339
2,456,700	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	2,594,064
235,000	United States Treasury Inflation Indexed Bonds	2.1250	02/15/41	336,346
1,345,000	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	957,452
				15,991,229
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,702,060)			15,991,229

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 42

Defensive Strategies Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 4.3%
	MONEY MARKET FUND — 4.3%
3,251,899	Fidelity Government Portfolio, Class I, 5.21%(c) (Cost $3,251,899)	$3,251,899

	TOTAL INVESTMENTS — 99.9% (Cost $70,355,288)	$75,359,054
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	71,152
	NET ASSETS — 100.0%	$75,430,206

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LTD	Limited Company
NV	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S/A	Société Anonyme

(a)	Non-income producing security.
(b)	Investment is affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 43

Strategic Growth Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.0%
	EQUITY — 67.0%
112,706	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,776,242
198,656	Timothy Plan International ETF(a)	5,412,383
217,200	Timothy Plan Market Neutral ETF(a)	5,059,913
204,739	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	5,143,453
114,923	Timothy Plan US Small Cap Core ETF(a)	4,216,525
		22,608,516
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,464,688)	22,608,516

	OPEN END FUNDS — 31.3%
	EQUITY — 13.6%
362,446	Timothy Plan International Fund, Class A(a)	4,581,314

	FIXED INCOME — 17.7%
440,503	Timothy Plan Fixed Income Fund, Class A(a)	3,982,146
225,741	Timothy Plan High Yield Bond Fund, Class A(a)	1,984,266
		5,966,412
	TOTAL OPEN END FUNDS (Cost $10,769,469)	10,547,726

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND — 1.6%
546,724	Fidelity Government Portfolio, Class I, 5.21%(b) (Cost $546,724)	546,724

	TOTAL INVESTMENTS – 99.9% (Cost $32,780,881)	$33,702,966
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	13,759
	NET ASSETS — 100.0%	$33,716,725

ETF	Exchange-Traded Fund

(a)	Investment of affiliate.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 44

Conservative Growth Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.7%
	EQUITY — 49.7%
95,460	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,351,428
127,144	Timothy Plan International ETF(a)	3,464,038
246,900	Timothy Plan Market Neutral ETF(a)	5,751,808
186,486	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	4,684,902
75,405	Timothy Plan US Small Cap Core ETF(a)	2,766,609
		19,018,785
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,393,461)	19,018,785

	OPEN END FUNDS — 48.8%
	EQUITY — 12.4%
374,052	Timothy Plan International Fund, Class A(a)	4,728,017

	FIXED INCOME — 36.4%
1,260,743	Timothy Plan Fixed Income Fund, Class A(a)	11,397,118
286,914	Timothy Plan High Yield Bond Fund, Class A(a)	2,521,976
		13,919,094
	TOTAL OPEN END FUNDS (Cost $20,099,480)	18,647,111

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND — 1.6%
595,618	Fidelity Government Portfolio, Class I, 5.21%(b) (Cost $595,618)	595,618

	TOTAL INVESTMENTS — 100.1% (Cost $39,088,559)	$38,261,514
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(51,916)
	NET ASSETS — 100.0%	$38,209,598

ETF	Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 45

Growth & Income Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 44.5%
	EQUITY — 44.5%
335,000	Timothy Plan High Dividend Stock Enhanced ETF(a) (Cost $8,518,275)	$8,251,921

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.2%
	CHEMICALS — 1.4%
85,000	Nutrien Ltd.	4.0000	12/15/26	82,428
195,000	Nutrien Ltd.	2.9500	05/13/30	173,870
				256,298
	COMMERCIAL SUPPORT SERVICES — 0.6%
70,000	Republic Services, Inc.	5.0000	04/01/34	69,576
50,000	Waste Management, Inc.	4.6250	02/15/33	48,980
				118,556
	ELECTRIC UTILITIES — 1.9%
245,000	American Electric Power Company, Inc.	3.2000	11/13/27	230,173
95,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	95,567
22,000	WEC Energy Group, Inc.	3.5500	06/15/25	21,411
				347,151
	GAS & WATER UTILITIES — 1.2%
240,000	NiSource, Inc.	3.4900	05/15/27	229,013

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	53,337

	MACHINERY — 1.4%
100,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	98,937
170,000	John Deere Capital Corporation	3.9000	06/07/32	159,532
				258,469
	METALS & MINING — 1.4%
140,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	141,762
120,000	Rio Tinto Finance USA plc	5.0000	03/09/33	120,665
				262,427
	OIL & GAS PRODUCERS — 3.9%
185,000	Columbia Pipelines Holding Company, LLC(b)	6.0420	08/15/28	189,130
125,000	Energy Transfer, L.P.	5.7500	02/15/33	127,139
220,000	Energy Transfer, L.P.	6.2500	04/15/49	226,095
70,000	Enterprise Products Operating, LLC	5.3500	01/31/33	71,490
115,000	Phillips 66 Company	3.6050	02/15/25	113,080
				726,934

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 46

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
170,000	Digital Realty Trust, L.P.	3.7000	08/15/27	$162,389
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	111,120
				273,509
	RETAIL - CONSUMER STAPLES — 0.9%
175,000	Dollar General Corporation	4.1250	05/01/28	169,900

	RETAIL - DISCRETIONARY — 1.1%
205,000	Tractor Supply Company	5.2500	05/15/33	206,334

	TRANSPORTATION & LOGISTICS — 1.6%
55,000	Canadian Pacific Railway Company	2.9000	02/01/25	53,755
240,000	CSX Corporation	3.2500	06/01/27	228,611
				282,366
	TOTAL CORPORATE BONDS (Cost $3,213,579)			3,184,294

	NON U.S. GOVERNMENT & AGENCIES — 1.3%
	LOCAL AUTHORITY — 1.3%
250,000	Province of Ontario Canada (Cost $246,275)	2.5000	04/27/26	238,700

	U.S. GOVERNMENT & AGENCIES — 35.8%
	AGENCY FIXED RATE — 21.4%
104,210	Fannie Mae Pool FM5537	2.0000	01/01/36	93,085
68,381	Fannie Mae Pool MA4316	2.5000	04/01/36	63,363
19,901	Fannie Mae Pool MA4475	2.5000	10/01/41	17,279
59,470	Fannie Mae Pool MA4617	3.0000	04/01/42	53,199
45,926	Fannie Mae Pool FM4053	2.5000	08/01/50	38,667
49,841	Fannie Mae Pool CA8897	3.0000	02/01/51	43,526
7,450	Fannie Mae Pool MA4258	3.5000	02/01/51	6,753
19,845	Fannie Mae Pool FM6550	2.0000	03/01/51	16,030
45,507	Fannie Mae Pool FS1564	2.0000	04/01/51	36,234
38,180	Fannie Mae Pool CB0855	3.0000	06/01/51	33,053
60,741	Fannie Mae Pool FS3744	2.0000	07/01/51	48,500
101,409	Fannie Mae Pool FS1807	3.5000	07/01/51	92,252
47,011	Fannie Mae Pool FS4624	2.5000	11/01/51	39,196
159,089	Fannie Mae Pool FS6141	2.0000	01/01/52	127,320
51,949	Fannie Mae Pool CB2857	2.5000	02/01/52	43,650
31,558	Fannie Mae Pool BU1322	2.5000	02/01/52	26,190
99,504	Fannie Mae Pool CB3486	3.5000	05/01/52	89,208
69,454	Fannie Mae Pool FS1704	4.0000	05/01/52	65,072
119,886	Fannie Mae Pool BV9960	4.0000	06/01/52	111,551

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 47

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 21.4% (Continued)
102,776	Fannie Mae Pool FS3071	3.0000	07/01/52	$89,621
163,017	Fannie Mae Pool FS3392	4.0000	09/01/52	151,354
92,594	Fannie Mae Pool FS3159	4.5000	10/01/52	88,790
89,566	Fannie Mae Pool FS4075	5.0000	04/01/53	88,202
99,298	Fannie Mae Pool FS5044	4.5000	06/01/53	95,793
42,081	Fannie Mae Pool FS4621	5.0000	06/01/53	41,715
99,651	Fannie Mae Pool FS5850	6.0000	09/01/53	100,655
103,312	Fannie Mae Pool MA5246	5.5000	01/01/54	102,862
107,874	Fannie Mae Pool FS6787	6.0000	01/01/54	109,569
99,289	Fannie Mae Pool CB7980	5.5000	02/01/54	99,379
47,488	Ginnie Mae I Pool 723248	5.0000	10/15/39	47,980
47,594	Ginnie Mae I Pool 783403	3.5000	09/15/41	44,426
41,557	Ginnie Mae II Pool MA3376	3.5000	01/20/46	38,451
31,090	Ginnie Mae II Pool MA3596	3.0000	04/20/46	27,859
26,559	Ginnie Mae II Pool MA3663	3.5000	05/20/46	24,569
34,537	Ginnie Mae II Pool MA3736	3.5000	06/20/46	31,943
11,675	Ginnie Mae II Pool MA4509	3.0000	06/20/47	10,444
32,895	Ginnie Mae II Pool MA4652	3.5000	08/20/47	30,364
31,009	Ginnie Mae II Pool MA4719	3.5000	09/20/47	28,588
59,300	Ginnie Mae II Pool MA4778	3.5000	10/20/47	54,666
22,570	Ginnie Mae II Pool MA6092	4.5000	08/20/49	21,868
17,307	Ginnie Mae II Pool MA6156	4.5000	09/20/49	16,783
43,247	Ginnie Mae II Pool BN2662	3.0000	10/20/49	38,227
18,769	Ginnie Mae II Pool MA6221	4.5000	10/20/49	18,282
16,350	Ginnie Mae II Pool MA6478	5.0000	02/20/50	16,332
20,486	Ginnie Mae II Pool MA6544	4.5000	03/20/50	19,946
13,021	Ginnie Mae II Pool MA6545	5.0000	03/20/50	13,009
93,460	Ginnie Mae II Pool MA6598	2.5000	04/20/50	80,022
20,518	Ginnie Mae II Pool MA6600	3.5000	04/20/50	18,840
18,638	Ginnie Mae II Pool MA6601	4.0000	04/20/50	17,640
24,369	Ginnie Mae II Pool MA6603	5.0000	04/20/50	24,340
45,491	Ginnie Mae II Pool MA7255	2.5000	03/20/51	38,852
37,007	Ginnie Mae II Pool MA7418	2.5000	06/20/51	31,598
55,927	Ginnie Mae II Pool MA7419	3.0000	06/20/51	49,371
49,972	Ginnie Mae II Pool MA7472	2.5000	07/20/51	42,650
63,070	Ginnie Mae II Pool CE1974	3.0000	08/20/51	56,371
72,732	Ginnie Mae II Pool CE1990	2.5000	09/20/51	61,967
127,576	Ginnie Mae II Pool MA7705	2.5000	11/20/51	108,849
131,107	Ginnie Mae II Pool MA7768	3.0000	12/20/51	115,799
55,175	Ginnie Mae II Pool MA7829	3.5000	01/20/52	50,250
72,835	Ginnie Mae II Pool MA7939	4.0000	03/20/52	68,209
134,862	Ginnie Mae II Pool MA7987	2.5000	04/20/52	114,987

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 48

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 21.4% (Continued)
128,946	Ginnie Mae II Pool MA8098	3.0000	06/20/52	$113,819
106,088	Ginnie Mae II Pool MA8268	4.5000	09/20/52	102,071
115,358	Ginnie Mae II Pool MA8800	5.0000	04/20/53	113,482
167,507	Ginnie Mae II Pool MA8943	3.0000	06/20/53	148,256
102,528	Ginnie Mae II Pool MA9017	5.5000	07/20/53	102,526
	TOTAL AGENCY FIXED RATE (Cost $4,195,414)			3,954,704

	U.S. TREASURY NOTES — 14.4%
395,000	United States Treasury Note	3.5000	02/15/33	374,417
475,000	United States Treasury Note	1.2500	09/30/28	416,998
455,000	United States Treasury Note	0.6250	07/31/26	415,916
445,000	United States Treasury Note	1.2500	08/15/31	362,762
430,000	United States Treasury Note	1.7500	08/15/41	290,687
250,000	United States Treasury Note	2.0000	08/15/51	155,215
585,000	United States Treasury Note	3.6250	02/15/53	514,663
80,000	United States Treasury Note	2.2500	11/15/24	78,550
70,000	United States Treasury Note	2.0000	08/15/25	67,380
	TOTAL U.S. U.S. TREASURY NOTES (Cost $2,787,881)			2,676,588
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,983,295)			6,631,292

Shares
	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND — 0.7%
124,472	Fidelity Government Portfolio, Class I, 5.21% (Cost $124,472)(c)	124,472

	TOTAL INVESTMENTS — 99.5% (Cost $19,085,896)	$18,430,679
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%	90,010
	NET ASSETS — 100.0%	$18,520,689

ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
LTD	Limited Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Investment in affiliate.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is 189,130 or 1.0% of net assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 49

Section 3 | Statements of Assets and Liabilities

MARCH 31, 2024 (UNAUDITED)

	SMALL/MID CAP GROWTH FUND	INTERNATIONAL FUND	LARGE/MID CAP GROWTH FUND
ASSETS:
Investments, at cost	$60,789,824	$128,337,811	$122,080,205
Investments in affiliates, at cost	—	—	23,130,928
Investments, at value	$77,325,243	$171,292,769	$171,097,639
Investments in affiliates, at value	—	—	24,461,492
Cash	17,721	—	42,308
Dividends and interest receivable	60,984	477,418	105,988
Receivable for fund shares sold	103,906	452,480	293,420
Receivable for securities sold	—	142,566	—
Receivable for foreign tax reclaims	—	344,080	—
Prepaid expenses and other assets	26,621	29,756	28,140
Total Assets	77,534,475	172,739,069	196,028,987

LIABILITIES:
Payable for securities purchased	—	443,198	3,449,602
Payable for fund shares redeemed	46,895	573,766	189,607
Payable to service providers	14,438	45,319	36,781
Accrued advisory fees	48,210	129,235	111,949
Accrued 12b-1 fees	10,825	13,622	33,424
Accrued expenses and other liabilities	22,797	36,373	22,324
Total Liabilities	143,165	1,241,513	3,843,687

Net Assets	$77,391,310	$171,497,556	$192,185,300

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$57,772,464	$131,452,139	$136,300,294
Accumulated earnings (deficit)	19,618,846	40,045,417	55,885,006
Net Assets	$77,391,310	$171,497,556	$192,185,300

Class A
Net Assets	$41,870,579	$56,505,565	$122,694,160
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,334,461	4,470,566	9,901,136
Net Asset Value, offering price and redemption price per share	$12.56	$12.64	$12.39
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$13.29	$13.38	$13.11

Class C
Net Assets	$2,770,622	$1,693,714	$10,133,308
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	301,519	139,538	1,155,586
Net Asset Value, offering price and redemption price per share	$9.19	$12.14	$8.77
Minimum Redemption Price Per Share (NAV * 0.99)	$9.10	$12.02	$8.68

Class I
Net Assets	$32,750,109	$113,298,277	$59,357,832
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,519,478	8,937,875	4,618,990
Net Asset Value, offering price and redemption price per share	$13.00	$12.68	$12.85

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 50

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
ASSETS:
Investments, at cost	$153,811,061	$216,979,064	$123,860,228
Investments in affiliates, at cost	14,834,080	54,059,654	—
Investments, at value	$169,622,363	$301,435,553	$115,915,310
Investments in affiliates, at value	21,280,200	57,294,320	—
Cash	153,552	211,777	—
Dividends and interest receivable	269,512	108,964	713,884
Receivable for fund shares sold	49,011	533,166	85,074
Receivable for securities sold	704,808	—	—
Receivable for foreign tax reclaims	—	—	—
Prepaid expenses and other assets	19,792	34,201	22,414
Total Assets	192,099,238	359,617,981	116,736,682

LIABILITIES:
Payable for securities purchased	245,106	7,147,730	1,128,050
Payable for fund shares redeemed	64,388	364,269	311,130
Payable to service providers	47,056	95,150	31,298
Accrued advisory fees	113,953	182,588	40,784
Accrued 12b-1 fees	27,495	50,834	20,657
Accrued expenses and other liabilities	22,851	29,135	38,741
Total Liabilities	520,849	7,869,706	1,570,660

Net Assets	$191,578,389	$351,748,275	$115,166,022

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$164,476,397	$242,867,103	$131,868,288
Accumulated earnings (deficit)	27,101,992	108,881,172	(16,702,266)
Net Assets	$191,578,389	$351,748,275	$115,166,022

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 51

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
Class A
Net Assets	$110,659,915	$191,674,492	$75,719,685
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,589,009	7,807,689	8,378,741
Net Asset Value, offering price and redemption price per share	$19.80	$24.55	$9.04
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$20.95	$25.98	$9.47	*

Class C
Net Assets	$6,080,589	$14,170,530	$6,252,023
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	519,776	812,713	722,262
Net Asset Value, offering price and redemption price per share	$11.70	$17.44	$8.66	(a)
Minimum Redemption Price Per Share (NAV * 0.99)	$11.58	$17.27	$8.57

Class I
Net Assets	$74,837,885	$145,903,253	$33,194,314
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,708,722	5,863,697	3,709,274
Net Asset Value, offering price and redemption price per share	$20.18	$24.88	$8.95

(a)	The NAV shown above differs from the traded NAV on March 28, 2024 due to financial statement rounding and/or financial statement adjustments.

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 52

	HIGH YIELD BOND FUND	ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND
ASSETS:
Investments, at cost	$202,735,927	$62,826,653	$47,901,876
Investments in affiliates, at cost	—	—	15,212,536
Investments, at value	$200,556,739	$106,103,409	$47,412,817
Investments in affiliates, at value	—	—	14,247,895
Gold Investments, at fair value (Cost $7,240,876)	—	—	13,698,342
Cash	68,999	—	12,265
Foreign Cash (Cost $124,904, $11,014)	—	124,909	8,631
Dividends and interest receivable	3,315,483	216,108	150,935
Receivable for fund shares sold	1,618,264	139,626	37,760
Receivable for securities sold	—	185,388	—
Receivable for foreign tax reclaims	—	—	4,271
Prepaid expenses and other assets	37,645	23,661	24,424
Total Assets	205,597,130	106,793,101	75,597,340

LIABILITIES:
Payable for securities purchased	—	105,804	—
Payable for fund shares redeemed	772,282	90,803	38,711
Payable to service providers	41,476	41,702	36,893
Accrued advisory fees	85,661	89,756	28,391
Accrued 12b-1 fees	15,287	16,594	8,566
Accrued expenses and other liabilities	29,348	58,549	54,573
Total Liabilities	944,054	403,208	167,134

Net Assets	$204,653,076	$106,389,893	$75,430,206

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$216,256,567	$70,042,127	$70,206,447
Accumulated earnings (deficit)	(11,603,491)	36,347,766	5,223,759
Net Assets	$204,653,076	$106,389,893	$75,430,206

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 53

	HIGH YIELD BOND FUND		ISRAEL COMMON VALUES FUND		DEFENSIVE STRATEGIES FUND
Class A
Net Assets	$62,680,350		$52,584,150		$41,562,727
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,126,886		2,393,140		3,064,948
Net Asset Value, offering price and redemption price per share	$8.79		$21.97	(a)	$13.56
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.20	*	$23.25		$14.35

Class C
Net Assets	$2,378,196		$6,384,447		$3,064,949
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	265,246		314,043		240,130
Net Asset Value, offering price and redemption price per share	$8.97	(a)	$20.33		$12.76
Minimum Redemption Price Per Share (NAV * 0.99)	$8.88		$20.13		$12.63

Class I
Net Assets	$139,594,530		$47,421,296		$30,802,530
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	15,863,201		2,125,107		2,269,441
Net Asset Value, offering price and redemption price per share	$8.80		$22.31	(a)	$13.57

(a)	The NAV shown above differs from the traded NAV on March 28, 2024 due to financial statement rounding and/or financial statement adjustments.

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 54

	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND	GROWTH & INCOME FUND
ASSETS:
Investments, at cost	$546,724	$595,618	$10,567,621
Investments in affiliates, at cost	32,234,157	38,492,941	8,518,275
Investments, at value	$546,724	$595,618	$10,178,758
Investments in affiliates, at value	33,156,242	37,665,896	8,251,921
Gold Investments, at fair value (Cost $7,240,876)	—	—	—
Cash	—	—	—
Foreign Cash (Cost $124,904, $11,014)	—	—	—
Dividends and interest receivable	63,912	2,188	66,434
Receivable for fund shares sold	10,614	19,532	1,277
Receivable for securities sold	—	—	103,126
Receivable for foreign tax reclaims	—	—	—
Prepaid expenses and other assets	10,792	11,989	16,666
Total Assets	33,788,284	38,295,223	18,618,182

LIABILITIES:
Payable for securities purchased	—	—	44,064
Payable for fund shares redeemed	20,113	35,830	9,468
Payable to service providers	17,493	22,392	11,113
Accrued advisory fees	4,274	4,698	6,062
Accrued 12b-1 fees	7,556	9,045	4,031
Accrued expenses and other liabilities	22,123	13,660	22,755
Total Liabilities	71,559	85,625	97,493

Net Assets	$33,716,725	$38,209,598	$18,520,689

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$32,201,017	$38,463,946	$19,102,037
Accumulated earnings (deficit)	1,515,708	(254,348)	(581,348)
Net Assets	$33,716,725	$38,209,598	$18,520,689

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 55

	STRATEGIC GROWTH FUND		CONSERVATIVE GROWTH FUND		GROWTH & INCOME FUND
Class A
Net Assets	$31,459,297		$35,153,976		$14,005,279
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,276,380		3,436,877		1,319,510
Net Asset Value, offering price and redemption price per share	$9.60		$10.23		$10.61
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$10.16		$10.83		$11.23

Class C
Net Assets	$2,257,408		$3,055,376		$1,309,003
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	275,646		344,347		128,739
Net Asset Value, offering price and redemption price per share	$8.19		$8.87		$10.17
Minimum Redemption Price Per Share (NAV * 0.99)	$8.11		$8.78		$10.07

Class I
Net Assets	$20		$246		$3,206,407
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2		24		299,675
Net Asset Value, offering price and redemption price per share	$9.60	(b)	$10.23	(b)	$10.70

(b)	NAV does not reclaculate due to rounding of shares.

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 56

Section 4 | Statements of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2024 (UNAUDITED)

	SMALL/MID CAP GROWTH FUND	INTERNATIONAL FUND	LARGE/MID CAP GROWTH FUND
Investment Income:
Interest income	$98,450	$154,653	$165,223
Dividend Income	234,890	1,708,492	938,996
Dividend income from affiliated investments	—	—	137,106
Foreign tax withheld	(30)	(294,792)	(3,519)
Total Investment Income	333,310	1,568,353	1,237,806

Operating Expenses:
Investment advisory fees	232,418	840,576	702,012
12b-1 Fees:
Class A	44,913	70,892	132,902
Class C	12,452	8,697	48,289
Administration fees	62,421	167,835	146,565
Registration fees	21,300	32,403	25,920
Non 12b-1 shareholder service fees	18,981	89,700	50,502
Printing expenses	11,370	28,305	24,474
Audit fees	5,964	5,958	5,937
Custody fees	4,545	13,644	11,991
Trustees’ fees	3,678	6,132	6,210
Legal fees	3,243	6,216	5,334
Compliance officer fees	1,380	8,595	6,087
Insurance expenses	366	2,610	1,836
Miscellaneous expenses	3,990	2,109	4,081
Total Operating Expenses	441,913	1,283,672	1,172,140
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(87,794)
Less: Expenses waived by Advisor	(27,343)	(56,011)	(36,131)
Net Operating Expenses	414,570	1,227,661	1,048,215

Net Investment Income (Loss)	(81,260)	340,692	189,591

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	3,248,282	(871,606)	3,996,171
foreign currency transactions	—	(179)	(138)
and affiliated investments	—	—	1,569,717
Net change in unrealized appreciation (depreciation) on investments	13,217,462	27,577,883	31,052,134
affiliated investments	—	—	1,966,874
and foreign currency translations	—	179	28
Net Realized and Unrealized Gain (Loss) on Investments	16,465,744	26,706,277	38,584,786

Net Increase (Decrease) in Net Assets Resulting From Operations	$16,384,484	$27,046,969	$38,774,377

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 57

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
Investment Income:
Interest income	$66,161	$416,070	$2,097,977
Dividend Income	1,990,850	1,990,350	—
Dividend income from affiliated investments	120,473	476,839	—
Foreign tax withheld	(3,673)	(3,409)	—
Total Investment Income	2,173,811	2,879,850	2,097,977

Operating Expenses:
Investment advisory fees	750,639	1,278,672	326,233
12b-1 Fees:
Class A	128,605	217,733	90,365
Class C	30,213	70,253	34,359
Administration fees	176,142	306,630	113,205
Registration fees	32,280	38,175	28,815
Non 12b-1 shareholder service fees	60,735	98,040	46,788
Printing expenses	29,748	42,252	18,702
Audit fees	6,978	11,565	8,073
Custody fees	23,552	17,094	10,953
Trustees’ fees	6,726	12,021	4,608
Legal fees	5,310	9,018	3,642
Compliance officer fees	11,565	14,094	4,998
Insurance expenses	1,782	3,372	1,830
Miscellaneous expenses	4,764	2,655	1,656
Total Operating Expenses	1,269,039	2,121,574	694,227
Less: Expenses waived by Advisor for Affiliated Holdings	(77,379)	(193,356)	—
Less: Expenses waived by Advisor	(39,604)	(127,684)	(108,744)
Net Operating Expenses	1,152,056	1,800,534	585,483

Net Investment Income (Loss)	1,021,755	1,079,316	1,512,494

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	6,455,729	16,033,424	(266,664)
foreign currency transactions	4	—	—
and affiliated investments	—	5,038,880	—
Net change in unrealized appreciation (depreciation) on investments	20,601,023	34,998,203	4,439,479
affiliated investments	3,312,264	2,953,389	—
and foreign currency translations	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	30,369,020	59,023,896	4,172,815

Net Increase (Decrease) in Net Assets Resulting From Operations	$31,390,775	$60,103,212	$5,685,309

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 58

	HIGH YIELD BOND FUND	ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND
Investment Income:
Interest income	$6,178,598	$70,725	$194,170
Dividend Income	—	1,254,291	468,631
Dividend income from affiliated investments	—	—	545,029
Foreign tax withheld	—	(330,200)	(17,404)
Total Investment Income	6,178,598	994,816	1,190,426

Operating Expenses:
Investment advisory fees	527,166	486,222	216,070
12b-1 fees:
Class A	77,207	60,109	51,668
Class C	12,135	34,094	17,605
Administration fees	167,547	103,305	88,110
Non 12b-1 shareholder service fees	67,725	38,160	25,923
Registration fees	30,750	22,020	20,142
Printing expenses	24,618	13,782	13,143
Custody fees	12,420	47,442	30,339
Audit fees	9,552	8,001	7,620
Trustees’ fees	7,485	8,085	2,478
Compliance officer fees	7,329	5,910	3,750
Legal fees	6,402	3,441	2,859
Insurance expenses	1,947	897	903
Miscellaneous expenses	1,815	1,929	2,175
Total Operating Expenses	954,098	833,397	482,785
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(40,188)
Less: Expenses waived by Advisor	(87,861)	—	(14,657)
Net Operating Expenses	866,237	833,397	427,940

Net Investment Income (Loss)	5,312,361	161,419	762,486

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	(1,160,991)	(195,621)	93,240
foreign currency transactions	—	(9,386)	409
and affiliated investments	—	—	—
Net change in unrealized appreciation (depreciation) on investments	10,435,851	13,167,154	2,846,291
affiliated investments	—	—	(1,122,751)
alternative investments	—	—	2,337,270
and foreign currency translations	—	(356)	(1,933)
Net Realized and Unrealized Gain (Loss) on Investments	9,274,860	12,961,791	4,152,526

Net Increase (Decrease) in Net Assets Resulting From Operations	$14,587,221	$13,123,210	$4,915,012

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 59

	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND	GROWTH & INCOME FUND
Investment Income:
Interest income	$16,177	$17,374	$214,351
Dividend Income	—	—	—
Dividend income from affiliated investments	502,149	602,808	93,088
Foreign tax withheld	—	—	—
Total Investment Income	518,326	620,182	307,439

Operating Expenses:
Investment advisory fees	107,754	123,924	70,408
12b-1 fees:
Class A	38,440	43,640	16,564
Class C	8,990	12,081	7,204
Administration fees	43,860	49,791	38,820
Non 12b-1 shareholder service fees	6,246	3,144	6,924
Registration fees	9,510	15,210	14,715
Printing expenses	10,950	13,071	6,924
Custody fees	2,772	9,374	5,892
Audit fees	5,769	6,141	5,124
Trustees’ fees	2,865	3,555	2,298
Compliance officer fees	1,665	677	953
Legal fees	1,008	2,223	1,779
Insurance expenses	183	183	333
Miscellaneous expenses	570	825	2,916
Total Operating Expenses	240,582	283,839	180,854
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(26,313)
Less: Expenses waived by Advisor	(82,892)	(95,479)	(7,781)
Net Operating Expenses	157,690	188,360	146,760

Net Investment Income (Loss)	360,636	431,822	160,679

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	—	—	(56,712)
foreign currency transactions	—	—	—
and affiliated investments	251,247	222,624	325,463
Net change in unrealized appreciation (depreciation) on investments	—	—	451,835
affiliated investments	2,833,594	2,628,327	597,192
alternative investments	—	—	—
and foreign currency translations	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3,084,841	2,850,951	1,317,778

Net Increase (Decrease) in Net Assets Resulting From Operations	$3,445,477	$3,282,773	$1,478,457

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 60

Section 5 | Statements of Changes in Net Assets

	Small/Mid Cap Growth Fund		International Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$(81,260)	$(116,118)	$340,692	$1,436,566
Net realized gain (loss) from investments and foreign currency transactions	3,248,282	2,576,672	(871,785)	1,463,898
Capital gain dividends from REITs	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	13,217,462	3,442,018	27,578,062	19,302,713
Net increase (decrease) in net assets resulting from operations	16,384,484	5,902,572	27,046,969	22,203,177

Distributions to Shareholders:
Total distributions paid
Class A	(1,126,332)	(886,181)	(594,610)	(242,141)
Class C	(96,042)	(91,155)	(3,064)	—
Class I	(626,048)	(146,597)	(1,373,863)	(572,599)
Total dividends and distributions to shareholders	(1,848,422)	(1,123,933)	(1,971,537)	(814,740)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,941,942	4,490,305	2,541,219	14,838,545
Class C	249,279	462,776	128,836	478,792
Class I	44,786,847	20,983,945	20,978,657	51,222,061
Reinvestment of dividends and distributions
Class A	1,088,816	854,542	533,706	203,371
Class C	95,775	90,051	3,038	—
Class I	600,916	135,571	1,085,332	405,754
Cost of shares redeemed
Class A	(4,138,563)	(5,273,576)	(12,877,505)	(11,132,405)
Class C	(682,548)	(497,386)	(549,971)	(402,666)
Class I	(24,461,689)	(18,368,393)	(27,881,058)	(31,128,361)
Net increase (decrease) in net assets from share transactions of beneficial interest	20,480,775	2,877,835	(16,037,746)	24,485,091

Total Increase (Decrease) in Net Assets	35,016,837	7,656,474	9,037,686	45,873,528

Net Assets:
Beginning of period	42,374,473	34,717,999	162,459,870	116,586,342
End of period	$77,391,310	$42,374,473	$171,497,556	$162,459,870

Share Activity:
Shares Sold
Class A	272,148	474,340	217,884	1,334,490
Class C	31,113	65,331	11,501	46,285
Class I	3,864,849	1,996,454	1,775,832	4,641,314
Shares Reinvested
Class A	106,642	94,113	46,330	18,972
Class C	12,787	13,261	274	—
Class I	56,905	14,484	93,968	37,780
Shares Redeemed
Class A	(379,581)	(556,670)	(1,108,735)	(1,010,574)
Class C	(87,526)	(71,344)	(49,263)	(39,228)
Class I	(2,190,838)	(1,751,336)	(2,343,013)	(2,835,781)
Net increase (decrease) in shares of beneficial interest outstanding	1,686,499	278,633	(1,355,222)	2,193,258

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 61

	Large/Mid Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$189,591	$94,000	$1,021,755	$1,538,443
Net realized gain (loss) from investments and foreign currency transactions	5,565,750	11,756,034	6,455,733	4,566,242
Capital gain dividends from REITs	—	—	—	185,673
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	33,019,036	9,400,500	23,913,287	14,224,369
Net increase (decrease) in net assets resulting from operations	38,774,377	21,250,534	31,390,775	20,514,727

Distributions to Shareholders:
Total distributions paid
Class A	(6,001,965)	(8,357,597)	(4,172,819)	(6,249,977)
Class C	(726,775)	(1,163,353)	(338,254)	(616,255)
Class I	(2,852,543)	(2,198,299)	(2,830,141)	(3,302,915)
Total dividends and distributions to shareholders	(9,581,283)	(11,719,249)	(7,341,214)	(10,169,147)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	10,930,994	12,086,420	4,675,228	7,002,628
Class C	771,609	1,454,167	476,038	1,199,547
Class I	14,634,755	28,650,628	17,295,084	38,632,157
Reinvestment of dividends and distributions
Class A	5,826,879	8,050,811	4,069,229	6,022,122
Class C	712,715	1,134,944	330,170	600,778
Class I	2,617,058	2,010,936	2,697,660	3,083,981
Cost of shares redeemed
Class A	(7,082,465)	(15,511,902)	(8,907,140)	(11,829,855)
Class C	(2,620,336)	(1,702,208)	(1,932,113)	(1,248,875)
Class I	(11,835,872)	(9,838,117)	(21,718,671)	(23,468,305)
Net increase (decrease) in net assets from share transactions of beneficial interest	13,955,337	26,335,679	(3,014,515)	19,994,178

Total Increase (Decrease) in Net Assets	43,148,431	35,866,964	21,035,046	30,339,758

Net Assets:
Beginning of period	149,036,869	113,169,905	170,543,343	140,203,585
End of period	$192,185,300	$149,036,869	$191,578,389	$170,543,343

Share Activity:
Shares Sold
Class A	957,972	1,171,671	254,854	397,289
Class C	93,965	190,058	43,714	109,728
Class I	1,254,634	2,695,519	939,930	2,113,130
Shares Reinvested
Class A	543,555	812,395	227,968	343,925
Class C	93,778	156,544	31,236	56,358
Class I	235,559	196,572	148,468	173,063
Shares Redeemed
Class A	(627,150)	(1,515,394)	(486,551)	(670,732)
Class C	(325,213)	(227,260)	(175,599)	(116,914)
Class I	(1,053,990)	(919,747)	(1,183,821)	(1,322,793)
Net increase (decrease) in shares of beneficial interest outstanding	1,173,110	2,560,358	(199,801)	1,083,054

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 62

	Large/Mid Cap Value Fund		Fixed Income Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$1,079,316	$1,705,615	$1,512,494	$2,221,452
Net realized gain (loss) from investments and foreign currency transactions	21,072,304	997,909	(266,664)	(5,811,763)
Capital gain dividends from REITs	—	3,088	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	37,951,592	30,984,862	4,439,479	3,152,513
Net increase (decrease) in net assets resulting from operations	60,103,212	33,691,474	5,685,309	(437,798)

Distributions to Shareholders:
Total distributions paid
Class A	(1,533,936)	(8,491,776)	(953,351)	(1,537,644)
Class C	(74,122)	(1,067,512)	(62,754)	(132,190)
Class I	(1,280,168)	(4,721,274)	(447,899)	(606,661)
Total dividends and distributions to shareholders	(2,888,226)	(14,280,562)	(1,464,004)	(2,276,495)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	11,295,294	17,644,025	11,189,528	10,264,261
Class C	1,335,319	2,912,101	311,507	930,481
Class I	34,298,022	59,642,729	10,147,562	16,118,195
Reinvestment of dividends and distributions
Class A	1,478,791	8,119,208	835,818	1,344,833
Class C	72,383	1,041,605	48,284	99,296
Class I	1,181,987	4,208,753	373,156	492,335
Cost of shares redeemed
Class A	(16,550,541)	(22,922,491)	(7,724,492)	(22,610,116)
Class C	(4,875,622)	(3,233,973)	(2,053,822)	(2,037,419)
Class I	(18,869,593)	(43,223,850)	(5,123,260)	(10,335,104)
Net increase (decrease) in net assets from share transactions of beneficial interest	9,366,040	24,188,107	8,004,281	(5,733,238)

Total Increase (Decrease) in Net Assets	66,581,026	43,599,019	12,225,586	(8,447,531)

Net Assets:
Beginning of period	285,167,249	241,568,230	102,940,436	111,387,967
End of period	$351,748,275	$285,167,249	$115,166,022	$102,940,436

Share Activity:
Shares Sold
Class A	510,574	858,342	1,245,194	1,133,685
Class C	85,867	195,481	36,403	106,527
Class I	1,505,676	2,849,297	1,143,480	1,794,335
Shares Reinvested
Class A	69,135	399,567	92,755	150,383
Class C	4,753	71,687	5,591	11,577
Class I	54,570	204,606	41,828	55,645
Shares Redeemed
Class A	(737,616)	(1,115,087)	(868,613)	(2,482,221)
Class C	(317,814)	(221,160)	(236,916)	(236,081)
Class I	(864,066)	(2,056,109)	(579,236)	(1,159,014)
Net increase (decrease) in shares of beneficial interest outstanding	311,079	1,186,624	880,486	(625,164)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 63

	High Yield Bond Fund		Israel Common Values Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$5,312,361	$7,923,181	$161,419	$568,254
Net realized gain (loss) from investments and foreign currency transactions	(1,160,991)	(8,483,138)	(205,007)	(1,931,234)
Capital gain dividends from REITs	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	10,435,851	14,300,995	13,166,798	(9,779,417)
Net increase (decrease) in net assets resulting from operations	14,587,221	13,741,038	13,123,210	(11,142,397)

Distributions to Shareholders:
Total distributions paid
Class A	(1,615,502)	(3,373,954)	—	—
Class C	(50,902)	(113,340)	—	—
Class I	(3,446,989)	(4,349,798)	(39,506)	—
Total dividends and distributions to shareholders	(5,113,393)	(7,837,092)	(39,506)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	9,093,409	18,004,465	6,750,906	11,962,354
Class C	274,320	766,453	356,403	781,957
Class I	80,733,686	102,250,908	8,215,701	19,014,293
Reinvestment of dividends and distributions
Class A	1,421,549	2,974,022	—	—
Class C	49,839	110,085	—	—
Class I	2,925,873	3,135,159	34,442	—
Cost of shares redeemed
Class A	(8,154,352)	(35,077,468)	(7,575,220)	(13,029,177)
Class C	(643,808)	(754,350)	(2,872,191)	(1,854,766)
Class I	(23,043,525)	(101,986,575)	(7,125,154)	(11,063,965)
Net increase (decrease) in net assets from share transactions of beneficial interest	62,656,991	(10,577,301)	(2,215,113)	5,810,696

Total Increase (Decrease) in Net Assets	72,130,819	(4,673,355)	10,868,591	(5,331,701)

Net Assets:
Beginning of period	132,522,257	137,195,612	95,521,302	100,853,003
End of period	$204,653,076	$132,522,257	$106,389,893	$95,521,302

Share Activity:
Shares Sold
Class A	1,069,596	2,145,704	347,002	572,009
Class C	31,153	89,026	19,871	40,465
Class I	9,411,041	12,107,178	417,556	911,164
Shares Reinvested
Class A	163,975	356,016	—	—
Class C	5,630	12,935	—	—
Class I	336,639	374,875	1,740	—
Shares Redeemed
Class A	(937,397)	(4,162,681)	(383,828)	(632,138)
Class C	(73,258)	(87,930)	(156,601)	(97,170)
Class I	(2,663,456)	(12,108,200)	(352,204)	(534,702)
Net increase (decrease) in shares of beneficial interest outstanding	7,343,923	(1,273,077)	(106,464)	259,628

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 64

	Defensive Strategies Fund		Strategic Growth Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$762,486	$943,781	$360,636	$440,678
Net realized gain (loss) from investments and foreign currency transactions	93,649	725,601	251,247	207,612
Capital gain dividends from REITs	—	65,638	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,058,877	4,837,886	2,833,594	1,785,933
Net increase (decrease) in net assets resulting from operations	4,915,012	6,572,906	3,445,477	2,434,223

Distributions to Shareholders:
Total distributions paid
Class A	(998,781)	(2,087,703)	(498,217)	(2,160,890)
Class C	(48,377)	(187,628)	(23,166)	(197,275)
Class I	(704,021)	(1,231,772)	0 *	—
Total dividends and distributions to shareholders	(1,751,179)	(3,507,103)	(521,383)	(2,358,165)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	4,779,934	7,149,362	1,742,962	2,119,961
Class C	113,306	416,209	128,132	261,558
Class I	7,618,876	12,672,145	—	18
Reinvestment of dividends and distributions
Class A	869,149	1,819,449	482,302	2,096,847
Class C	45,507	176,672	22,701	196,816
Class I	649,838	1,168,983	—	—
Cost of shares redeemed
Class A	(5,687,476)	(16,427,011)	(3,400,349)	(4,331,805)
Class C	(1,393,259)	(1,534,029)	(815,247)	(411,607)
Class I	(5,245,542)	(13,453,254)	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	1,750,333	(8,011,474)	(1,839,499)	(68,212)

Total Increase (Decrease) in Net Assets	4,914,166	(4,945,671)	1,084,595	7,846

Net Assets:
Beginning of period	70,516,040	75,461,711	32,632,130	32,624,284
End of period	$75,430,206	$70,516,040	$33,716,725	$32,632,130

Share Activity:
Shares Sold
Class A	361,241	548,607	193,700	234,939
Class C	9,125	33,759	16,676	33,800
Class I	574,330	968,235	—	2
Shares Reinvested
Class A	66,653	141,702	53,649	232,983
Class C	3,699	14,612	2,956	25,594
Class I	49,834	91,042	—	—
Shares Redeemed
Class A	(431,041)	(1,242,611)	(374,206)	(477,887)
Class C	(111,438)	(124,531)	(105,624)	(53,181)
Class I	(397,585)	(1,030,897)	—	—
Net increase (decrease) in shares of beneficial interest outstanding	124,818	(600,082)	(212,849)	(3,750)

*	Less than $1.

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 65

	Conservative Growth Fund		Growth & Income Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$431,822	$567,271	$160,679	$291,172
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	222,624	174,432	268,751	271,675
Capital gain dividends from REITs	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	2,628,327	1,270,530	1,049,027	(439,059)
Net increase (decrease) in net assets resulting from operations	3,282,773	2,012,233	1,478,457	123,788

Distributions to Shareholders:
Total distributions paid
Class A	(592,194)	(1,949,664)	(195,696)	(1,005,818)
Class C	(35,028)	(216,573)	(14,832)	(138,050)
Class I	—	—	(49,969)	(289,249)
Total dividends and distributions to shareholders	(627,222)	(2,166,237)	(260,497)	(1,433,117)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,749,539	1,813,711	1,544,823	1,777,993
Class C	173,658	555,686	88,345	432,927
Class I	221	18	457,301	2,501,037
Reinvestment of dividends and distributions
Class A	569,811	1,878,918	186,089	947,767
Class C	33,144	207,916	14,792	136,611
Class I	—	—	47,651	276,568
Cost of shares redeemed
Class A	(4,825,082)	(5,380,917)	(1,359,112)	(2,236,709)
Class C	(904,771)	(1,095,974)	(554,650)	(691,367)
Class I	—	—	(916,681)	(2,268,045)
Net increase (decrease) in net assets from share transactions of beneficial interest	(3,203,480)	(2,020,642)	(491,442)	876,782

Total Increase (Decrease) in Net Assets	(547,929)	(2,174,646)	726,518	(432,547)

Net Assets:
Beginning of period	38,757,527	40,932,173	17,794,171	18,226,718
End of period	$38,209,598	$38,757,527	18,520,689	$17,794,171

Share Activity:
Shares Sold
Class A	177,678	185,211	152,264	170,280
Class C	20,432	65,417	8,980	42,270
Class I	22	2	44,735	234,320
Shares Reinvested
Class A	58,562	191,920	18,161	89,873
Class C	3,922	24,432	1,510	13,480
Class I	—	—	4,615	26,024
Shares Redeemed
Class A	(492,011)	(549,980)	(133,623)	(210,706)
Class C	(106,366)	(129,415)	(56,790)	(68,334)
Class I	—	—	(90,031)	(213,605)
Net increase (decrease) in shares of beneficial interest outstanding	(337,761)	(212,413)	(50,179)	83,602

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 66

Section 6 | Financial Highlights

Small/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$9.62		$8.42		$12.53	$9.92	$7.87	$9.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.02)		(0.03)		(0.09)	(0.14)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	3.29		1.50		(2.95)	3.39	2.14	(0.81)
Total from investment operations	3.27		1.47		(3.04)	3.25	2.05	(0.88)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.33)		(0.27)		(1.07)	(0.64)	—	(0.52)
Return of Capital	—		—		—	—	—	(0.00)*
Total distributions	(0.33)		(0.27)		(1.07)	(0.64)	—	(0.52)

Net asset value, end of period	$12.56		$9.62		$8.42	$12.53	$9.92	$7.87

Total return (B)(C)	34.81	%(D)	17.59%		(26.66)%	33.89%	26.05%	(8.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$41,871		$32,076		$27,983	$37,917	$30,316	$21,802
Ratios to average net assets
Expenses, before waiver and reimbursement	1.66	%(E)	1.58%		1.62%	1.60%	1.71%	1.64%
Expenses, net waiver and reimbursement (F)	1.56	%(E)	1.48	%(G)	1.52%	1.50%	1.61%	1.56%
Net investment loss, before waiver and reimbursement	(0.47	)%(E)	(0.38)%		(1.00)%	(1.30)%	(1.19)%	(0.91)%
Net investment loss, net waiver and reimbursement (F)	(0.37	)%(E)	(0.28	)%(G)	(0.90)%	(1.20)%	(1.09)%	(0.82)%
Portfolio turnover rate	48	%(D)	67%		46%	48%	96%	77%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 67

Small/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$7.14		$6.36		$9.79	$7.93	$6.34	$7.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.07)		(0.13)	(0.18)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	2.42		1.12		(2.23)	2.68	1.71	(0.67)
Total from investment operations	2.38		1.05		(2.36)	2.50	1.59	(0.78)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.33)		(0.27)		(1.07)	(0.64)	—	(0.52)
Return of Capital	—		—		—	—	—	(0.00)*
Total distributions	(0.33)		(0.27)		(1.07)	(0.64)	—	(0.52)

Net asset value, end of period	$9.19		$7.14		$6.36	$9.79	$7.93	$6.34

Total return (B)(C)	34.23	%(D)	16.66%		(27.23)%	32.87%	25.08%	(9.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,771		$2,466		$2,150	$2,877	$2,230	$2,433
Ratios to average net assets
Expenses, before waiver and reimbursement	2.41	%(E)	2.33%		2.37%	2.35%	2.46%	2.39%
Expenses, net waiver and reimbursement (F)	2.31	%(E)	2.23	%(G)	2.27%	2.25%	2.36%	2.31%
Net investment loss, before waiver and reimbursement	(1.22	)%(E)	(1.13)%		(1.75)%	(2.05)%	(1.92)%	(1.73)%
Net investment loss, net waiver and reimbursement (F)	(1.12	)%(E)	(1.03	)%(G)	(1.65)%	(1.95)%	(1.82)%	(1.64)%
Portfolio turnover rate	48	%(D)	67%		46%	56%	96%	77%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 68

Small/Mid Cap Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$9.93		$8.67		$12.84	$10.13	$8.02	$9.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.00	)*	(0.00	)*	(0.09)	(0.12)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	3.40		1.53		(3.01)	3.47	2.19	(0.82)
Total from investment operations	3.40		1.53		(3.10)	3.35	2.11	(0.87)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.33)		(0.27)		(1.07)	(0.64)	—	(0.52)
Return of Capital	—		—		—	—	—	(0.00)*
Total distributions	(0.33)		(0.27)		(1.07)	(0.64)	—	(0.52)

Net asset value, end of period	$13.00		$9.93		$8.67	$12.84	$10.13	$8.02

Total return (B)	35.03	%(C)	17.78%		(26.48)%	34.19%	26.31%	(8.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$32,750		$7,833		$4,586	$12,104	$3,759	$1,233
Ratios to average net assets
Expenses, before waiver and reimbursement	1.41	%(D)	1.33%		1.44%	1.35%	1.46%	1.39%
Expenses, net waiver and reimbursement (E)	1.31	%(D)	1.23	%(F)	1.34%	1.25%	1.36%	1.31%
Net investment income (loss), before waiver and reimbursement	(0.10	)%(D)	(0.13)%		(0.85)%	(1.05)%	(1.02)%	(0.67)%
Net investment income (loss), net waiver and reimbursement (E)	0.00	%(D)	(0.03	)%(F)	(0.75)%	(0.95)%	(0.92)%	(0.57)%
Portfolio turnover rate	48	%(C)	67%		46%	56%	96%	77%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 69

International Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$10.88		$9.16		$12.84	$9.92	$9.09	$9.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		0.09		0.10	0.02	(0.03)	0.09
Net realized and unrealized gain (loss) on investments	1.86		1.68		(3.72)	2.90	0.94	(0.64)
Total from investment operations	1.88		1.77		(3.62)	2.92	0.91	(0.55)

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.05)		(0.06)	—	(0.08)	(0.10)
Return of Capital	—		—		—	—	0.00 *	—
Total distributions	(0.12)		(0.05)		(0.06)	—	(0.08)	(0.10)

Net asset value, end of period	$12.64		$10.88		$9.16	$12.84	$9.92	$9.09

Total return (B)(C)	17.36	%(D)	19.31%		(28.33)%	29.44%	10.00%	(5.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$56,506		$57,824		$45,524	$61,220	$48,608	$58,397
Ratios to average net assets
Expenses, before waiver and reimbursement	1.68	%(E)	1.64%		1.72%	1.63%	1.76%	1.71%
Expenses, net waiver and reimbursement (F)	1.62	%(E)	1.59	%(G)	1.67%	1.58%	1.71%	1.67%
Net investment income (loss) before waiver and reimbursement	0.19	%(E)	0.76%		0.79%	0.13%	(0.38)%	0.96%
Net investment income (loss), net waiver and reimbursement (F)	0.25	%(E)	0.81	%(G)	0.84%	0.18%	(0.33)%	1.01%
Portfolio turnover rate	13	%(D)	20%		7%	17%	25%	27%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 70

International Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$10.40		$8.78		$12.35	$9.62	$8.80	$9.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		0.01		0.00 *	(0.07)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	1.79		1.61		(3.57)	2.80	0.92	(0.61)
Total from investment operations	1.76		1.62		(3.57)	2.73	0.82	(0.60)

LESS DISTRIBUTIONS:
From net investment income	(0.02)		—		—	—	—	(0.01)
Total distributions	—		—		—	—	—	(0.01)

Net asset value, end of period	$12.14		$10.40		$8.78	$12.35	$9.62	$8.80

Total return (B)(C)	16.95	%(D)	18.45%		(28.91)%	28.38%	9.32%	(6.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,694		$1,841		$1,492	$2,337	$2,122	$2,641
Ratios to average net assets
Expenses, before waiver and reimbursement	2.43	%(E)	2.39%		2.47%	2.38%	2.51%	2.46%
Expenses, net waiver and reimbursement (F)	2.37	%(E)	2.34	%(G)	2.42%	2.33%	2.46%	2.42%
Net investment income (loss) before waiver and reimbursement	(0.53	)%(E)	0.02%		0.00%	(0.65)%	(1.17)%	0.09%
Net investment income (loss), net waiver and reimbursement (F)	(0.47	)%(E)	0.07	%(G)	0.05%	(0.60)%	(1.12)%	0.12%
Portfolio turnover rate	13	%(D)	20%		7%	17%	25%	27%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 71

International Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$10.92		$9.19		$12.89	$9.94	$9.10	$9.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03		0.12		0.13	0.06	(0.01)	0.11
Net realized and unrealized gain (loss) on investments	1.88		1.69		(3.74)	2.89	0.96	(0.64)
Total from investment operations	1.91		1.81		(3.61)	2.95	0.95	(0.53)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.08)		(0.09)	—	(0.11)	(0.13)
Return of Capital	—		—		—	—	0.00 *	—
Total distributions	(0.15)		(0.08)		(0.09)	—	(0.11)	(0.13)

Net asset value, end of period	$12.68		$10.92		$9.19	$12.89	$9.94	$9.10

Total return (B)	17.58	%(C)	19.66%		(28.20)%	29.68%	10.42%	(5.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$113,298		$102,795		$69,570	$72,957	$37,226	$28,542
Ratios to average net assets
Expenses, before waiver and reimbursement	1.43	%(D)	1.39%		1.47%	1.38%	1.51%	1.46%
Expenses, net waiver and reimbursement (E)	1.37	%(D)	1.34	%(F)	1.42%	1.33%	1.46%	1.42%
Net investment income (loss), before waiver and reimbursement	0.45	%(D)	1.03%		1.13%	0.45%	(0.16)%	1.24%
Net investment income (loss), net waiver and reimbursement (E)	0.51	%(D)	1.08	%(F)	1.18%	0.50%	(0.11)%	1.28%
Portfolio turnover rate	13	%(C)	20%		7%	17%	25%	27%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 72

Large/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$10.43		$9.65		$12.61	$9.77	$8.70	$9.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		0.01		(0.04)	(0.07)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	2.61		1.76		(2.12)	3.10	1.48	(0.19)
Total from investment operations	2.62		1.77		(2.16)	3.03	1.44	(0.22)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.66)		(0.99)		(0.80)	(0.19)	(0.37)	(0.42)
Total distributions	(0.66)		(0.99)		(0.80)	(0.19)	(0.37)	(0.42)

Net asset value, end of period	$12.39		$10.43		$9.65	$12.61	$9.77	$8.70

Total return (B)(C)	26.06	%(D)	18.83%		(18.74)%	31.32%	16.93%	(1.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$122,694		$94,109		$82,627	$96,378	$70,891	$64,150
Ratios to average net assets
Expenses, before waiver and reimbursement	1.45	%(E)	1.48%		1.50%	1.50%	1.54%	1.56%
Expenses, net waiver and reimbursement (F,G)	1.29	%(E)	1.29	%(H)	1.30%	1.39%	1.49%	1.52%
Net investment income (loss) before waiver and reimbursement	0.04	%(E)	(0.11)%		(0.55)%	(0.71)%	(0.48)%	(0.35)%
Net investment income (loss), net waiver and reimbursement (F,G)	0.20	%(E)	0.07	%(H)	(0.35)%	(0.60)%	(0.43)%	(0.31)%
Portfolio turnover rate	30	%(D)	39%		35%	22%	23%	44%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 73

Large/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$7.58		$7.31		$9.79	$7.68	$6.96	$7.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.02)		(0.05)		(0.10)	(0.12)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	1.87		1.31		(1.58)	2.42	1.17	(0.18)
Total from investment operations	1.85		1.26		(1.68)	2.30	1.09	(0.25)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.66)		(0.99)		(0.80)	(0.19)	(0.37)	(0.42)
Total distributions	(0.66)		(0.99)		(0.80)	(0.19)	(0.37)	(0.42)

Net asset value, end of period	$8.77		$7.58		$7.31	$9.79	$7.68	$6.96

Total return (B)(C)	25.68	%(D)	17.79%		(19.27)%	30.32%	16.09%	(2.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,133		$9,802		$8,577	$10,845	$8,192	$7,950
Ratios to average net assets
Expenses, before waiver and reimbursement	2.20	%(E)	2.21%		2.25%	2.25%	2.29%	2.31%
Expenses, net waiver and reimbursement (F,G)	2.04	%(E)	2.04	%(H)	2.05%	2.14%	2.24%	2.27%
Net investment loss before waiver and reimbursement	(0.71	)%(E)	(0.85)%		(1.30)%	(1.46)%	(1.23)%	(1.10)%
Net investment loss, net waiver and reimbursement (F,G)	(0.55	)%(E)	(0.68	)%(H)	(1.10)%	(1.35)%	(1.18)%	(1.06)%
Portfolio turnover rate	30	%(D)	39%		35%	22%	23%	44%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 74

Large/Mid Cap Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$10.79		$9.94		$12.93	$9.99	$8.86	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03		0.03		(0.01)	(0.04)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	2.70		1.81		(2.18)	3.17	1.52	(0.19)
Total from investment operations	2.73		1.84		(2.19)	3.13	1.50	(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.01)		—		—	—	—	—
From net realized gains on investments	(0.66)		(0.99)		(0.80)	(0.19)	(0.37)	(0.42)
Total distributions	(0.67)		(0.99)		(0.80)	(0.19)	(0.37)	(0.42)

Net asset value, end of period	$12.85		$10.79		$9.94	$12.93	$9.99	$8.86

Total return (B)	26.27	%(C)	19.01%		(18.50)%	31.64%	17.30%	(1.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$59,358		$45,126		$21,966	$27,220	$19,378	$14,016
Ratios to average net assets
Expenses, before waiver and reimbursement	1.20	%(D)	1.21%		1.25%	1.25%	1.29%	1.31%
Expenses, net waiver and reimbursement (E,F)	1.04	%(D)	1.04	%(G)	1.05%	1.14%	1.24%	1.27%
Net investment income (loss), before waiver and reimbursement	0.29	%(D)	0.13%		(0.30)%	(0.45)%	(0.22)%	(0.09)%
Net investment income (loss), net waiver and reimbursement (E,F)	0.45	%(D)	0.31	%(G)	(0.10)%	(0.34)%	(0.17)%	(0.06)%
Portfolio turnover rate	30	%(C)	39%		35%	22%	23%	44%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 75

Small Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$17.32		$15.98		$21.35	$14.16	$17.15	$20.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.16		0.09	0.12	0.04	0.06
Net realized and unrealized gain (loss) on investments	3.14		2.32		(3.50)	7.10	(2.39)	(1.28)
Total from investment operations	3.24		2.48		(3.41)	7.22	(2.35)	(1.22)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.07)		(0.08)	(0.03)	(0.04)	—
From net realized gains on investments	(0.61)		(1.07)		(1.88)	—	(0.60)	(2.30)
Total distributions	(0.76)		(1.14)		(1.96)	(0.03)	(0.64)	(2.30)

Net asset value, end of period	$19.80		$17.32		$15.98	$21.35	$14.16	$17.15

Total return (B)(C)	19.16	%(D)	15.45%		(17.84)%	51.03%	(14.38)%	(3.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$110,660		$96,865		$88,234	$105,800	$74,130	$99,077
Ratios to average net assets
Expenses, before waiver and reimbursement	1.52	%(E)	1.47%		1.50%	1.46%	1.57%	1.52%
Expenses, net waiver and reimbursement (F,H)	1.37	%(E)	1.32	%(I)	1.34%	1.34%	1.47%	1.43%
Net investment income, before waiver and reimbursement	0.92	%(E)	0.74%		0.30%	0.50%	0.19%	0.29%
Net investment income, net waiver and reimbursement (F,G,H)	1.07	%(E)	0.89	%(I)	0.46%	0.62%	0.29%	0.38%
Portfolio turnover rate	29	%(D)	55%		49%	61%	73%	63%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(I)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 76

Small Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$10.48		$10.06		$14.16	$9.45	$11.69	$15.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		0.01		(0.04)	(0.02)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	1.87		1.48		(2.18)	4.73	(1.59)	(1.05)
Total from investment operations	1.89		1.49		(2.22)	4.71	(1.64)	(1.10)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		—		—	—	—	—
From net realized gains on investments	(0.61)		(1.07)		(1.88)	—	(0.60)	(2.30)
Total distributions	(0.67)		(1.07)		(1.88)	—	(0.60)	(2.30)

Net asset value, end of period	$11.70		$10.48		$10.06	$14.16	$9.45	$11.69

Total return (B)(C)	18.71	%(D)	14.61%		(18.44)%	49.84%	(15.01)%	(4.49)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,081		$6,502		$5,747	$7,293	$5,663	$8,963
Ratios to average net assets
Expenses, before waiver and reimbursement	2.27	%(E)	2.22%		2.25%	2.21%	2.32%	2.27%
Expenses, net waiver and reimbursement (F,H)	2.12	%(E)	2.07	%(I)	2.09%	2.09%	2.22%	2.18%
Net investment income (loss), before waiver and reimbursement	0.19	%(E)	0.00	%*	(0.46)%	(0.26)%	(0.55)%	(0.50)%
Net investment income (loss), net waiver and reimbursement (F,G,H)	0.34	%(E)	0.15	%(I)	(0.30)%	(0.14)%	(0.45)%	(0.42)%
Portfolio turnover rate	29	%(D)	55%		49%	61%	73%	63%

*	Amount is less than 0.005% per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(I)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 77

Small Cap Value Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$17.66		$16.27		$21.71	$14.42	$17.45	$20.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13		0.20		0.14	0.17	0.08	0.11
Net realized and unrealized gain (loss) on investments	3.19		2.38		(3.57)	7.21	(2.42)	(1.29)
Total from investment operations	3.32		2.58		(3.43)	7.38	(2.34)	(1.18)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.12)		(0.13)	(0.09)	(0.09)	—
From net realized gains on investments	(0.61)		(1.07)		(1.88)	—	(0.60)	(2.30)
Total distributions	(0.80)		(1.19)		(2.01)	(0.09)	(0.69)	(2.30)

Net asset value, end of period	$20.18		$17.66		$16.27	$21.71	$14.42	$17.45

Total return (B)	19.30	%(C)	15.78%		(17.65)%	51.33%	(14.14)%	(3.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$74,838		$67,177		$46,222	$56,299	$35,473	$36,993
Ratios to average net assets
Expenses, before waiver and reimbursement	1.27	%(D)	1.22%		1.25%	1.21%	1.32%	1.27%
Expenses, net waiver and reimbursement (E,G)	1.12	%(D)	1.07	%(H)	1.09%	1.09%	1.22%	1.18%
Net investment income, before waiver and reimbursement	1.23	%(D)	1.00%		0.55%	0.75%	0.44%	0.56%
Net investment income, net waiver and reimbursement (E,F,G)	1.38	%(D)	1.15	%(H)	0.72%	0.87%	0.54%	0.64%
Portfolio turnover rate	29	%(C)	55%		49%	61%	73%	63%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 78

Large/Mid Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$20.45		$18.91		$21.88	$17.43	$18.86	$20.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.07		0.12		0.07	(0.01)	0.03	0.09
Net realized and unrealized gain (loss) on investments (B)	4.22		2.51		(2.01)	5.12	0.72	0.12
Total from investment operations	4.29		2.63		(1.94)	5.11	0.75	0.21

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.04)		(0.00)*	(0.03)	(0.08)	(0.06)
From net realized gains on investments	(0.09)		(1.05)		(1.03)	(0.63)	(2.10)	(1.67)
Total distributions	(0.19)		(1.09)		(1.03)	(0.66)	(2.18)	(1.73)

Net asset value, end of period	$24.55		$20.45		$18.91	$21.88	$17.43	$18.86

Total return (C)(D)	21.12	%(E)	13.95%		(9.70)%	29.89%	3.93%	2.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$191,674		$162,861		$147,928	$160,560	$130,296	$142,420
Ratios to average net assets
Expenses, before waiver and reimbursement	1.46	%(F)	1.45%		1.46%	1.45%	1.51%	1.51%
Expenses, net waiver and reimbursement (G,I)	1.23	%(F)	1.24	%(J)	1.21%	1.30%	1.41%	1.41%
Net investment income (loss), before waiver and reimbursement	0.41	%(F)	0.36%		0.08%	(0.17)%	0.06%	0.42%
Net investment income (loss), net waiver and reimbursement (G,H,I)	0.64	%(F)	0.56	%(J)	0.33%	(0.02)%	0.16%	0.52%
Portfolio turnover rate	17	%(E)	17%		34%	33%	26%	51%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect sales load.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(J)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 79

Large/Mid Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$14.53		$13.78		$16.31	$13.21	$14.82	$16.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.01)		(0.03)		(0.07)	(0.12)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments (B)	3.01		1.83		(1.43)	3.85	0.57	0.03
Total from investment operations	3.00		1.80		(1.50)	3.73	0.49	0.00

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.09)		(1.05)		(1.03)	(0.63)	(2.10)	(1.67)
Total distributions	(0.09)		(1.05)		(1.03)	(0.63)	(2.10)	(1.67)

Net asset value, end of period	$17.44		$14.53		$13.78	$16.31	$13.21	$14.82

Total return (C)(D)	20.73	%(E)	13.06%		(10.34)%	28.91%	3.14%	1.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,171		$15,111		$13,695	$15,162	$14,102	$16,627
Ratios to average net assets
Expenses, before waiver and reimbursement	2.21	%(F)	2.20%		2.21%	2.20%	2.26%	2.26%
Expenses, net waiver and reimbursement (G,I)	1.98	%(F)	1.99	%(J)	1.96%	2.05%	2.16%	2.16%
Net investment loss, before waiver and reimbursement	(0.36	)%(F)	(0.40)%		(0.67)%	(0.92)%	(0.69)%	(0.32)%
Net investment loss, net waiver and reimbursement (G,H,I)	(0.13	)%(F)	(0.19	)%(J)	(0.42)%	(0.77)%	(0.59)%	(0.22)%
Portfolio turnover rate	17	%(E)	17%		34%	33%	26%	51%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

(G)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(J)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 80

Large/Mid Cap Value Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$20.74		$19.17		$22.14	$17.63	$19.05	$20.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.17		0.13	0.04	0.07	0.14
Net realized and unrealized gain (loss) on investments	4.28		2.54		(2.04)	5.18	0.74	0.11
Total from investment operations	4.38		2.71		(1.91)	5.22	0.81	0.25

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.09)		(0.03)	(0.08)	(0.13)	(0.11)
From net realized gains on investments	(0.09)		(1.05)		(1.03)	(0.63)	(2.10)	(1.67)
Total distributions	(0.24)		(1.14)		(1.06)	(0.71)	(2.23)	(1.78)

Net asset value, end of period	$24.88		$20.74		$19.17	$22.14	$17.63	$19.05

Total return (B)	21.31	%(C)	14.21%		(9.48)%	30.20%	4.24%	2.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$145,903		$107,195		$79,945	$77,776	$47,340	$47,477
Ratios to average net assets
Expenses, before waiver and reimbursement	1.21	%(D)	1.20%		1.21%	1.20%	1.26%	1.26%
Expenses, net waiver and reimbursement (E,G)	0.98	%(D)	0.99	%(H)	0.96%	1.05%	1.16%	1.16%
Net investment income, before waiver and reimbursement	0.67	%(D)	0.61%		0.34%	0.08%	0.31%	0.66%
Net investment income, net waiver and reimbursement (E,F,G)	0.90	%(D)	0.81	%(H)	0.59%	0.23%	0.41%	0.77%
Portfolio turnover rate	17	%(C)	17%		34%	33%	26%	51%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(H)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 81

Fixed Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$8.68		$8.92		$10.44	$10.80	$10.39	$9.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.19		0.08	0.03	0.12	0.16
Net realized and unrealized gain (loss) on investments	0.36		(0.23)		(1.49)	(0.27)	0.44	0.60
Total from investment operations	0.48		(0.04)		(1.41)	(0.24)	0.56	0.76

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.20)		(0.11)	(0.12)	(0.15)	(0.18)
Total distributions	(0.12)		(0.20)		(0.11)	(0.12)	(0.15)	(0.18)

Net asset value, end of period	$9.04		$8.68		$8.92	$10.44	$10.80	$10.39

Total return (B)(C)	5.50	%(D)	(0.55)%		(13.60)%	(2.20)%	5.39%	7.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$75,720		$68,641		$81,219	$96,586	$91,403	$85,375
Ratios to average net assets
Expenses, before waiver and reimbursement	1.30	%(E)	1.29%		1.22%	1.34%	1.30%	1.30%
Expenses, net waiver and reimbursement (F)	1.10	%(E)	1.07	%(G)	1.02%	1.14%	1.10%	1.13%
Net investment income, before waiver and reimbursement	2.51	%(E)	1.87%		0.64%	0.11%	0.90%	1.46%
Net investment income, net waiver and reimbursement (F)	2.76	%(E)	2.09	%(G)	0.84%	0.31%	1.10%	1.62%
Portfolio turnover rate	10	%(D)	68%		68%	45%	32%	53%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 82

Fixed Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$8.32		$8.56		$10.04	$10.38	$9.99	$9.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.09		0.12		0.01	(0.04)	0.04	0.09
Net realized and unrealized gain (loss) on investments	0.33		(0.22)		(1.44)	(0.27)	0.42	0.57
Total from investment operations	0.42		(0.10)		(1.43)	(0.31)	0.46	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.14)		(0.05)	(0.03)	(0.07)	(0.11)
Total distributions	(0.08)		(0.14)		(0.05)	(0.03)	(0.07)	(0.11)

Net asset value, end of period	$8.66		$8.32		$8.56	$10.04	$10.38	$9.99

Total return (B)(C)	4.97	%(D)	(1.24)%		(14.24)%	(2.99)%	4.59%	7.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,252		$7,628		$8,861	$11,369	$9,320	$8,502
Ratios to average net assets
Expenses, before waiver and reimbursement	2.05	%(E)	2.04%		1.97%	2.09%	2.05%	2.05%
Expenses, net waiver and reimbursement (F)	1.85	%(E)	1.82	%(G)	1.77%	1.89%	1.85%	1.88%
Net investment income (loss), before waiver and reimbursement	1.76	%(E)	1.12%		(0.11)%	(0.64)%	0.15%	0.72%
Net investment income (loss), net waiver and reimbursement (F)	2.01	%(E)	1.35	%(G)	0.09%	(0.44)%	0.35%	0.89%
Portfolio turnover rate	10	%(D)	68%		68%	45%	32%	53%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 83

Fixed Income Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$8.59		$8.83		$10.34	$10.73	$10.32	$9.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13		0.22		0.11	0.06	0.14	0.19
Net realized and unrealized gain (loss) on investments	0.36		(0.24)		(1.49)	(0.28)	0.44	0.59
Total from investment operations	0.49		(0.02)		(1.38)	(0.22)	0.58	0.78

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.22)		(0.13)	(0.17)	(0.17)	(0.20)
Total distributions	(0.13)		(0.22)		(0.13)	(0.17)	(0.17)	(0.20)

Net asset value, end of period	$8.95		$8.59		$8.83	$10.34	$10.73	$10.32

Total return (B)	5.68	%(C)	(0.30)%		(13.41)%	(2.07)%	5.70%	8.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$33,194		$26,672		$21,308	$18,389	$13,215	$8,095
Ratios to average net assets
Expenses, before waiver and reimbursement	1.05	%(D)	1.04%		0.97%	1.09%	1.05%	1.05%
Expenses, net waiver and reimbursement (E)	0.85	%(D)	0.82	%(F)	0.77%	0.89%	0.85%	0.88%
Net investment income, before waiver and reimbursement	2.76	%(D)	2.18%		0.90%	0.36%	1.12%	1.68%
Net investment income, net waiver and reimbursement (E)	3.01	%(D)	2.41	%(F)	1.10%	0.56%	1.32%	1.86%
Portfolio turnover rate	10	%(C)	68%		68%	45%	32%	53%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 84

High Yield Bond Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$8.32		$7.98		$9.91	$9.26	$9.39	$9.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.25		0.44		0.41	0.41	0.43	0.39
Net realized and unrealized gain (loss) on investments	0.45		0.35		(1.90)	0.64	(0.15)	0.36
Total from investment operations	0.70		0.79		(1.49)	1.05	0.28	0.75

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.45)		(0.41)	(0.40)	(0.41)	(0.38)
From net realized gains on investments	—		—		(0.03)	—	—	—
Total distributions	(0.23)		(0.45)		(0.44)	(0.40)	(0.41)	(0.38)

Net asset value, end of period	$8.79		$8.32		$7.98	$9.91	$9.26	$9.39

Total return (B)(C)	8.44	%(D)	10.00%		(15.45)%	11.42%	3.26%	8.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$62,680		$56,855		$67,766	$64,216	$45,940	$39,777
Ratios to average net assets
Expenses, before waiver and reimbursement	1.24	%(E)	1.32%		1.26%	1.38%	1.34%	1.35%
Expenses, net waiver and reimbursement (F)	1.14	%(E)	1.19	%(G)	1.18%	1.33%	1.29%	1.31%
Net investment income, before waiver and reimbursement	5.79	%(E)	5.06%		4.36%	4.15%	4.61%	4.24%
Net investment income, net waiver and reimbursement (F)	5.89	%(E)	5.18	%(G)	4.44%	4.20%	4.66%	4.28%
Portfolio turnover rate	6%(D)		72%		24%	57%	91%	75%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 85

High Yield Bond Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$8.48		$8.12		$10.08	$9.40	$9.52	$9.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.23		0.38		0.34	0.34	0.36	0.32
Net realized and unrealized gain (loss) on investments	0.45		0.37		(1.93)	0.66	(0.14)	0.36
Total from investment operations	0.68		0.75		(1.59)	1.00	0.22	0.68

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.39)		(0.34)	(0.32)	(0.34)	(0.30)
From net realized gains on investments	—		—		(0.03)	—	—	—
Total distributions	(0.19)		(0.39)		(0.37)	(0.32)	(0.34)	(0.30)

Net asset value, end of period	$8.97		$8.48		$8.12	$10.08	$9.40	$9.52

Total return (B)(C)	7.98	%(D)	9.27%		(16.14)%	10.71%	2.45%	7.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,378		$2,559		$2,337	$3,138	$2,427	$2,660
Ratios to average net assets
Expenses, before waiver and reimbursement	1.99	%(E)	2.07%		2.01%	2.13%	2.09%	2.10%
Expenses, net waiver and reimbursement (F)	1.89	%(E)	1.94	%(G)	1.93%	2.08%	2.04%	2.06%
Net investment income, before waiver and reimbursement	5.03	%(E)	4.32%		3.60%	3.40%	3.84%	3.46%
Net investment income, net waiver and reimbursement (F)	5.13	%(E)	4.44	%(G)	3.68%	3.45%	3.89%	3.50%
Portfolio turnover rate	6%(D)		72%		24%	57%	91%	75%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 86

High Yield Bond Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$8.33		$7.98		$9.91	$9.26	$9.39	$9.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.27		0.46		0.43	0.44	0.45	0.42
Net realized and unrealized gain (loss) on investments	0.44		0.36		(1.90)	0.63	(0.14)	0.35
Total from investment operations	0.71		0.82		(1.47)	1.07	0.31	0.77

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.47)		(0.43)	(0.42)	(0.44)	(0.40)
From net realized gains on investments	—		—		(0.03)	—	—	—
Total distributions	(0.24)		(0.47)		(0.46)	(0.42)	(0.44)	(0.40)

Net asset value, end of period	$8.80		$8.33		$7.98	$9.91	$9.26	$9.39

Total return (B)	8.56	%(C)	10.40%		(15.24)%	11.71%	3.53%	8.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$139,595		$73,109		$67,093	$69,150	$30,924	$18,363
Ratios to average net assets
Expenses, before waiver and reimbursement	0.99	%(D)	1.07%		1.01%	1.13%	1.09%	1.10%
Expenses, net waiver and reimbursement (E)	0.89	%(D)	0.94	%(F)	0.93%	1.08%	1.04%	1.06%
Net investment income, before waiver and reimbursement	6.02	%(D)	5.31%		4.59%	4.40%	4.86%	4.52%
Net investment income, net waiver and reimbursement (E)	6.12	%(D)	5.45	%(F)	4.68%	4.45%	4.91%	4.56%
Portfolio turnover rate	6%(C)		72%		24%	57%	91%	75%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 87

Israel Common Values Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023	2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$19.34		$21.61	$24.70	$16.55	$17.84	$15.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03		0.11	0.05	(0.10)	(0.10)	0.00 *
Net realized and unrealized gain (loss) on investments	2.60		(2.38)	(3.14)	8.25	(1.01)	2.20
Total from investment operations	2.63		(2.27)	(3.09)	8.15	(1.11)	2.20

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.18)	—
From net realized gains on investments	—		—	—	—	—	(0.10)
Return of Capital	—		—	—	—	0.00 *	—
Total distributions	—		—	—	—	(0.18)	(0.10)

Net asset value, end of period	$21.97		$19.34	$21.61	$24.70	$16.55	$17.84

Total return (B)(C)	13.65	%(D)	(10.50)%	(12.51)%	49.24%	(6.35)%	14.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$52,584		$47,004	$53,800	$57,667	$36,800	$49,123
Ratio of expenses to average net assets	1.77	%(E)	1.82%	1.72%	1.72%	1.84%	1.76%
Ratio of net investment income (loss) to average net assets	0.28	%(E)	0.53%	0.20%	(0.48)%	(0.62)%	0.02%
Portfolio turnover rate	6%(D)		7%	8%	12%	16%	23%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 88

Israel Common Values Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023	2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$17.97		$20.22	$23.29	$15.73	$16.97	$15.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.05)		(0.05)	(0.13)	(0.26)	(0.22)	(0.12)
Net realized and unrealized gain (loss) on investments	2.41		(2.20)	(2.94)	7.82	(0.96)	2.10
Total from investment operations	2.36		(2.25)	(3.07)	7.56	(1.18)	1.98

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.06)	—
From net realized gains on investments	—		—	—	—	—	(0.10)
Return of Capital	—		—	—	—	0.00 *	—
Total distributions	—		—	—	—	(0.06)	(0.10)

Net asset value, end of period	$20.33		$17.97	$20.22	$23.29	$15.73	$16.97

Total return (B)(C)	13.13	%(D)	(11.13)%	(13.18)%	48.06%	(7.00)%	13.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,384		$8,101	$10,263	$12,293	$9,076	$9,750
Ratio of expenses to average net assets	2.52	%(E)	2.57%	2.47%	2.47%	2.59%	2.51%
Ratio of net investment loss to average net assets	(0.58	%)(E)	(0.25%)	(0.54%)	(1.27)%	(1.37)%	(0.75)%
Portfolio turnover rate	6%(D)		7%	8%	12%	16%	23%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 89

Israel Common Values Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023	2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$19.64		$21.88	$24.95	$16.68	$17.97	$15.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05		0.17	0.12	(0.05)	(0.06)	0.06
Net realized and unrealized gain (loss) on investments	2.64		(2.41)	(3.19)	8.32	(1.01)	2.20
Total from investment operations	2.69		(2.24)	(3.07)	8.27	(1.07)	2.26

LESS DISTRIBUTIONS:
From net investment income	(0.02)		—	—	—	(0.22)	—
From net realized gains on investments	—		—	—	—	—	(0.10)
Return of Capital	—		—	—	—	0.00 *	—
Total distributions	(0.02)		—	—	—	(0.22)	(0.10)

Net asset value, end of period	$22.31		$19.64	$21.88	$24.95	$16.68	$17.97

Total return (B)	13.75	%(C)	(10.24)%	(12.30)%	49.58%	(6.08)%	14.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$47,421		$40,417	$36,790	$45,063	$23,928	$21,533
Ratio of expenses to average net assets	1.52	%(D)	1.56%	1.47%	1.47%	1.59%	1.51%
Ratio of net investment income (loss) to average net assets	0.55	%(D)	0.82%	0.48%	(0.22)%	(0.37)%	0.38%
Portfolio turnover rate	6%(C)		7%	8%	12%	16%	23%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 90

Defensive Strategies Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$12.98		$12.52		$13.52	$11.78	$11.69	$11.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.13		0.15		0.28	0.10	(0.01)	0.06
Net realized and unrealized gain (loss) on investments	0.77		0.88		(1.21)	1.64	0.44	0.48
Total from investment operations	0.90		1.03		(0.93)	1.74	0.43	0.54

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.25)		(0.07)	—	(0.06)	(0.11)
From net realized gains on investments	(0.10)		(0.32)		—	—	(0.28)	(0.18)
Return of capital	—		—		—	—	0.00 *	—
Total distributions	(0.32)		(0.57)		(0.07)	—	(0.34)	(0.29)

Net asset value, end of period	$13.56		$12.98		$12.52	$13.52	$11.78	$11.69

Total return (B)(C)	7.00	%(D)	8.30%		(6.92)%	14.77%	3.75%	4.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$41,563		$39,823		$45,313	$40,342	$29,577	$33,926
Ratios to average net assets
Expenses, before waiver and reimbursement	1.38	%(E)	1.36%		1.42%	1.48%	1.54%	1.45%
Expenses, net waiver and reimbursement (F)	1.23	%(E)	1.27	%(G)	1.37%	1.43%	1.49%	1.41%
Net investment income (loss), before waiver and reimbursement	1.89	%(E)	1.09%		1.95%	0.74%	(0.13)%	0.52%
Net investment income (loss), net waiver and reimbursement (F)	2.04	%(E)	1.18	%(G)	2.00%	0.79%	(0.08)%	0.56%
Portfolio turnover rate	11	%(D)	46%		35%	34%	49%	34%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 91

Defensive Strategies Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$12.15		$11.76		$12.74	$11.18	$11.13	$10.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.07		0.05		0.18	0.01	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	0.73		0.83		(1.16)	1.55	0.42	0.46
Total from investment operations	0.80		0.88		(0.98)	1.56	0.33	0.43

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.17)		—	—	—	(0.02)
From net realized gains on investments	(0.10)		(0.32)		—	—	(0.28)	(0.18)
From return of capital	—		—		—	—	0.00 *	—
Total distributions	(0.19)		(0.49)		—	—	(0.28)	(0.20)

Net asset value, end of period	$12.76		$12.15		$11.76	$12.74	$11.18	$11.13

Total return (B)(C)	6.61	%(D)	7.50%		(7.69)%	13.95%	3.01%	4.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,065		$4,117		$4,880	$3,388	$2,464	$3,110
Ratios to average net assets
Expenses, before waiver and reimbursement	2.13	%(E)	2.11%		2.17%	2.23%	2.29%	2.20%
Expenses, net waiver and reimbursement (F)	1.98	%(E)	2.02	%(G)	2.12%	2.18%	2.24%	2.16%
Net investment income (loss), before waiver and reimbursement	1.04	%(E)	0.30%		1.32%	(0.01)%	(0.89)%	(0.31)%
Net investment income (loss), net waiver and reimbursement (F)	1.19	%(E)	0.39	%(G)	1.37%	0.04%	(0.84)%	(0.27)%
Portfolio turnover rate	11	%(D)	46%		35%	34%	49%	34%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 92

Defensive Strategies Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$13.01		$12.54		$13.55	$11.77	$11.69	$11.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.15		0.19		0.35	0.17	0.02	0.09
Net realized and unrealized gain (loss) on investments	0.76		0.89		(1.26)	1.61	0.43	0.47
Total from investment operations	0.91		1.08		(0.91)	1.78	0.45	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.29)		(0.10)	—	(0.09)	(0.14)
From net realized gains on investments	(0.10)		(0.32)		—	—	(0.28)	(0.18)
From return of capital	—		—		—	—	0.00 *	—
Total distributions	(0.35)		(0.61)		(0.10)	—	(0.37)	(0.32)

Net asset value, end of period	$13.57		$13.01		$12.54	$13.55	$11.77	$11.69

Total return (B)(C)	7.12	%(D)	8.64%		(6.80)%	15.12%	3.96%	5.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$30,803		$26,576		$25,269	$14,750	$5,212	$3,692
Ratios to average net assets
Expenses, before waiver and reimbursement	1.13	%(E)	1.11%		1.17%	1.23%	1.29%	1.20%
Expenses, net waiver and reimbursement (F)	0.98	%(E)	1.03	%(G)	1.12%	1.18%	1.24%	1.16%
Net investment income, before waiver and reimbursement	2.09	%(E)	1.36%		2.39%	1.21%	0.16%	0.78%
Net investment income, net waiver and reimbursement (F)	2.24	%(E)	1.44	%(G)	2.44%	1.26%	0.21%	0.82%
Portfolio turnover rate	11	%(D)	46%		35%	34%	49%	34%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 93

Strategic Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$8.79		$8.77		$10.92	$9.48	$9.64	$9.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.12		0.06	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.85		0.54		(1.70)	1.75	0.16	(0.04)
Total from investment operations	0.95		0.66		(1.64)	1.78	0.20	(0.03)

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.06)		(0.02)	(0.01)	—	—
From net realized gains on investments	(0.02)		(0.58)		(0.49)	(0.33)	(0.36)	(0.03)
Total distributions	(0.14)		(0.64)		(0.51)	(0.34)	(0.36)	(0.03)

Net asset value, end of period	$9.60		$8.79		$8.77	$10.92	$9.48	$9.64

Total return (B)(C)	10.99	%(D)	7.37%		(15.82)%	19.15%	2.03%	(0.26)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$31,459		$29,928		$29,944	$37,731	$32,260	$32,318
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.41	%(F)	1.28%		1.09%	1.10%	1.15%	1.12%
Expenses, net waiver and reimbursement (E)	0.91	%(F)	1.03	%(G)	N/A	N/A	N/A	N/A
Net investment income, before waiver and reimbursement (E,H)	1.72	%(F)	1.08%		0.56%	0.27%	0.42%	0.16%
Net investment income, net waiver and reimbursement (E,H)	2.22	%(F)	1.33	%(G)	N/A	N/A	N/A	N/A
Portfolio turnover rate	2%(D)		26%		28%	22%	47%	50%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 94

Strategic Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$7.48		$7.54		$9.50	$8.34	$8.58	$8.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.06		0.05		(0.02)	(0.05)	(0.03)	0.03
Net realized and unrealized gain (loss) on investments	0.73		0.47		(1.45)	1.54	0.15	(0.12)
Total from investment operations	0.79		0.52		(1.47)	1.49	0.12	(0.09)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		—		—	—	—	—
From net realized gains on investments	(0.02)		(0.58)		(0.49)	(0.33)	(0.36)	(0.03)
Total distributions	(0.08)		(0.58)		(0.49)	(0.33)	(0.36)	(0.03)

Net asset value, end of period	$8.19		$7.48		$7.54	$9.50	$8.34	$8.58

Total return (B)(C)	10.67	%(D)	6.75%		(16.42)%	18.19%	1.33%	(0.99)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,257		$2,704		$2,680	$2,967	$2,743	$3,247
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.91	%(F)	1.91%		1.84%	1.85%	1.90%	1.87%
Expenses, net waiver and reimbursement (E)	1.41	%(F)	1.66	%(G)	N/A	N/A	N/A	N/A
Net investment income, before waiver and reimbursement (E,H)	1.06	%(F)	0.45%		(0.20)%	(0.48)%	(0.32)%	0.35%
Net investment income, net waiver and reimbursement (E,H)	1.56	%(F)	0.70	%(G)	N/A	N/A	N/A	N/A
Portfolio turnover rate	2%(D)		26%		28%	22%	47%	50%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 95

Strategic Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE PERIOD ENDED SEPTEMBER 30
	2024		2023*
	(Unaudited	)
Net asset value, beginning of period	$8.79		$9.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.03
Net realized and unrealized gain (loss) on investments (B)	0.81		(0.32)
Total from investment operations	0.95		(0.29)

LESS DISTRIBUTIONS:
From net investment income	(0.12)		—
From net realized gains on investments	(0.02)		—
Total distributions	(0.14)		—

Net asset value, end of period	$9.60		$8.79

Total return (C)(D)	10.97	%(E)	(3.19	)%(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period	$20		$18
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	0.91	%(G)	1.03	%(G)
Expenses, net waiver and reimbursement (F)	0.41	%(G)	0.78%(G,H)
Net investment income, before waiver and reimbursement (F,I)	2.88	%(G)	3.37	%(G)
Net investment income, net waiver and reimbursement (F,I)	3.13	%(G)	3.62%(G,H)
Portfolio turnover rate	2%(E)		26	%(E)

*	The Strategic Growth Fund Class I shares inception date is September 1, 2023.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(G)	Annualized.

(H)	For the period September 1, 2023 through September 30, 2023 the voluntary waiver was 0.02%.

(I)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 96

Conservative Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$9.54		$9.58		$11.66	$10.62	$10.66	$10.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.14		0.05	0.02	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.75		0.33		(1.66)	1.31	0.30	0.10
Total from investment operations	0.86		0.47		(1.61)	1.33	0.35	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.04)		(0.02)	(0.04)	—	—
From net realized gains on investments	(0.02)		(0.47)		(0.45)	(0.25)	(0.39)	(0.24)
Total distributions	(0.17)		(0.51)		(0.47)	(0.29)	(0.39)	(0.24)

Net asset value, end of period	$10.23		$9.54		$9.58	$11.66	$10.62	$10.66

Total return (B)(C)	9.06	%(D)	4.79%		(14.48)%	12.63%	3.27%	1.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$35,154		$35,238		$37,037	$46,151	$41,546	$40,590
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.45	%(F)	1.24%		1.04%	1.10%	1.12%	1.08%
Expenses, net waiver and reimbursement (E)	0.95	%(F)	0.99	%(G)	N/A	N/A	N/A	N/A
Net investment income, before waiver and reimbursement (E,H)	1.82	%(F)	1.17%		0.43%	0.20%	0.43%	0.44%
Net investment income, net waiver and reimbursement (E,H)	2.32	%(F)	1.42	%(G)	N/A	N/A	N/A	N/A
Portfolio turnover rate	2%(D)		27%		21%	21%	37%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 97

Conservative Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$8.25		$8.36		$10.29	$9.43	$9.59	$9.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.07		0.06		(0.03)	(0.06)	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	0.65		0.30		(1.45)	1.17	0.26	0.06
Total from investment operations	0.72		0.36		(1.48)	1.11	0.23	0.07

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.02)		(0.47)		(0.45)	(0.25)	(0.39)	(0.24)
Total distributions	(0.10)		(0.47)		(0.45)	(0.25)	(0.39)	(0.24)

Net asset value, end of period	$8.87		$8.25		$8.36	$10.29	$9.43	$9.59

Total return (B)(C)	8.74	%(D)	4.10%		(15.10)%	11.84%	2.36%	0.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,055		$3,519		$3,895	$5,496	$4,712	$5,504
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.95	%(F)	1.87%		1.79%	1.85%	1.87%	1.83%
Expenses, net waiver and reimbursement (E)	1.45	%(F)	1.63	%(G)	N/A	N/A	N/A	N/A
Net investment income, before waiver and reimbursement (E,H)	1.21	%(F)	0.53%		(0.32)%	(0.56)%	(0.31)%	0.14%
Net investment income, net waiver and reimbursement (E,H)	1.71	%(F)	0.77	%(G)	N/A	N/A	N/A	N/A
Portfolio turnover rate	2%(D)		27%		21%	21%	37%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fees. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Annualized.

(G)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 98

Conservative Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE PERIOD ENDED SEPTEMBER 30
	2024		2023*
	(Unaudited	)
Net asset value, beginning of period	$9.54		$9.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.05
Net realized and unrealized gain (loss) on investments (B)	0.72		(0.31)
Total from investment operations	0.86		(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		—
From net realized gains on investments	(0.02)		—
Total distributions	(0.17)		—

Net asset value, end of period	$10.23		$9.54

Total return (C)(D)	9.05	%(E)	(2.65	)%(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period	$246		$18
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	0.99	%(G)	0.99	%(G)
Expenses, net waiver and reimbursement (F)	0.74	%(G)	0.74%(G,H)
Net investment income, before waiver and reimbursement (F,I)	17.27	%(G)	5.50	%(G)
Net investment income, net waiver and reimbursement (F,I)	17.52	%(G)	5.75%(G,H)
Portfolio turnover rate	2%(E)		27	%(E)

*	The Conservative Growth Fund Class I shares inception date is September 1, 2023.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(G)	Annualized.

(H)	For the period September 1, 2023 through September 30, 2023 the voluntary waiver was 0.02%.

(I)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 99

Growth & Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$9.92		$10.66		$11.75	$10.11	$10.60	$10.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.17		0.11	0.06	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.75		(0.08)		(1.03)	1.68	(0.47)	(0.07)
Total from investment operations	0.84		0.09		(0.92)	1.74	(0.38)	(0.03)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.17)		(0.12)	(0.10)	(0.11)	(0.05)
From net realized gains on investments	(0.06)		(0.66)		(0.05)	—	—	(0.19)
Return of Capital	—		—		—	—	0.00 *	(0.00)*
Total distributions	(0.15)		(0.83)		(0.17)	(0.10)	(0.11)	(0.24)

Net asset value, end of period	$10.61		$9.92		$10.66	$11.75	$10.11	$10.60

Total return (B)(C)	8.53	%(D)	0.50%		(7.97)%	17.18%	(3.48)%	(0.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,005		$12,726		$13,150	$14,191	$13,295	$14,500
Ratios to average net assets
Expenses, before waiver and reimbursement	2.00	%(E)	1.98%		1.85%	1.90%	1.85%	1.69%
Expenses, net waiver and reimbursement (F)	1.62	%(E)	1.58	%(H)	1.27%	1.52%	1.50%	1.65%
Net investment income, before waiver and reimbursement	1.43	%(E)	1.23%		0.36%	0.18%	0.55%	0.37%
Net investment income, net waiver and reimbursement (F,G)	1.81	%(E)	1.63	%(H)	0.94%	0.56%	0.90%	0.42%
Portfolio turnover rate	12	%(D)	96%		60%	43%	39%	167%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 100

Growth & Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$9.51		$10.25		$11.31	$9.74	$10.21	$10.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05		0.09		0.02	(0.02)	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	0.72		(0.07)		(0.98)	1.60	(0.45)	(0.07)
Total from investment operations	0.77		0.02		(0.96)	1.58	(0.43)	(0.10)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.10)		(0.05)	(0.01)	(0.04)	(0.01)
From net realized gains on investments	(0.06)		(0.66)		(0.05)	—	—	(0.19)
Return of Capital	—		—		—	—	0.00 *	(0.00)*
Total distributions	(0.11)		(0.76)		(0.10)	(0.01)	(0.04)	(0.20)

Net asset value, end of period	$10.17		$9.51		$10.25	$11.31	$9.74	$10.21

Total return (B)(C)	8.13	%(D)	(0.23)%		(8.62)%	16.25%	(4.20)%	(0.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,309		$1,664		$1,923	$1,938	$1,719	$2,388
Ratios to average net assets
Expenses, before waiver and reimbursement	2.75	%(E)	2.73%		2.60%	2.65%	2.60%	2.44%
Expenses, net waiver and reimbursement (F)	2.37	%(E)	2.33	%(H)	2.02%	2.27%	2.25%	2.40%
Net investment loss, before waiver and reimbursement	0.68	%(E)	0.47%		(0.41%)	(0.57%)	(0.19%)	(0.34%)
Net investment income (loss), net waiver and reimbursement (F,G)	1.06	%(E)	0.88	%(H)	0.17%	(0.19%)	0.16%	(0.29%)
Portfolio turnover rate	12	%(D)	96%		60%	43%	39%	167%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 101

Growth & Income Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020	2019
	(Unaudited	)
Net asset value, beginning of period	$10.00		$10.74		$11.83	$10.18	$10.67	$10.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.20		0.15	0.09	0.12	0.08
Net realized and unrealized gain (loss) on investments	0.76		(0.08)		(1.04)	1.69	(0.47)	(0.09)
Total from investment operations	0.87		0.12		(0.89)	1.78	(0.35)	(0.01)

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.20)		(0.15)	(0.13)	(0.14)	(0.07)
From net realized gains on investments	(0.06)		(0.66)		(0.05)	—	—	(0.19)
Return of Capital	—		—		—	—	0.00 *	(0.00)*
Total distributions	(0.17)		(0.86)		(0.20)	(0.13)	(0.14)	(0.26)

Net asset value, end of period	$10.70		$10.00		$10.74	$11.83	$10.18	$10.67

Total return (B)(C)	8.69	%(D)	0.75%		(7.67)%	17.44%	(3.20)%	0.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,206		$3,404		$3,154	$2,070	$2,102	$3,182
Ratios to average net assets
Expenses, before waiver and reimbursement	1.75	%(E)	1.73%		1.69%	1.65%	1.60%	1.44%
Expenses, net waiver and reimbursement (F)	1.37	%(E)	1.32	%(H)	1.02%	1.27%	1.25%	1.40%
Net investment income, before waiver and reimbursement	1.68	%(E)	1.50%		0.52%	0.43%	0.86%	0.70%
Net investment income, net waiver and reimbursement (F,G)	2.06	%(E)	1.91	%(H)	1.19%	0.81%	1.21%	0.75%
Portfolio turnover rate	12	%(D)	96%		60%	43%	39%	167%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL REPORT | 102

Section 7 | Notes to Financial Statements

MARCH 31, 2024 (UNAUDITED)

Timothy Plan Family of Funds

NOTE 1 |	Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2024, the Trust consisted of nineteen series. These financial statements include the following twelve series: Timothy Plan Small/Mid Cap Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund and Timothy Plan Growth & Income Fund (the “Funds”). The Funds are diversified funds except for the Timothy Plan Defensive Strategy Fund which is a non-diversified fund.

The Timothy Plan Small/Mid Cap Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States), without regard to market capitalizations. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000 Index.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of high yield fixed income securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 103

with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), Treasury Inflation Protected Securities (“TIPS”), and currently holds gold bullion.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 0-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 0-20% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-20% of its net assets in the Timothy Plan International Fund; approximately 0-10% of its net assets in the Timothy Plan Small/Mid Cap Growth Fund; approximately 5-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-20% of its net assets in the Timothy Fixed Income Fund; approximately 0-40% of its net assets in the Timothy Plan U.S. Large/Mid Cap Core ETF; approximately 0-20% of its net assets in the Timothy Plan High Dividend Stock ETF; approximately 0-30% of its net assets in the Timothy Plan International ETF; and approximately 0-20% of its net assets in the Timothy Plan Small Cap Core ETF.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 0-15% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 0-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-5% of its net assets in the Timothy Plan Small/Mid Cap Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-20% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 5-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-30% of its net assets in the Timothy Plan U.S. Large/Mid Cap Core ETF; approximately 0-25% of its net assets in the Timothy Plan High Dividend Stock ETF; approximately 0-25% of its net assets in the Timothy Plan International ETF; and approximately 0-15% of its net assets in the Timothy Plan Small Cap Core ETF.

The Timothy Plan Growth & Income Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. To achieve its goals, the Fund primarily invests in equity securities of foreign and domestic companies that the advisor believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 104

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is specific identification. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Small/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Israel Common Values Fund, Small Cap Value Fund and Defensive Strategies Fund have made certain investments in REITs. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN TAXES

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

D.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.	GOLD RISK FACTORS

There is a risk that some or all of the Trust’s gold bars held by the custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold bars could be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 105

Several factors may affect the price of gold, including but not limited to:

●	Global or regional political, economic or financial events and situations;
●	Investors’ expectations with respect to the rate of inflation;
●	Currency exchange rates;
●	Interest rates; and
●	Investment and trading activities of hedge funds and commodity funds.

F.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

G.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

H.	CLASSES

There are three classes of shares currently offered by all Funds in the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013 except for Strategic Growth and Conservative Growth which commenced operations on September 1, 2023, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

I.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

J.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2021 to September 30, 2023, or expected to be taken in the Funds’ September 30, 2024 year-end tax returns.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 106

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

K.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

L.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds.

During the year ended September 30, 2023, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, distributions in excess, use of tax equalization credits, resulted in reclassifications for the Funds for the year ended September 30, 2023, as follows:

FUND	PAID IN CAPITAL	ACCUMULATED EARNINGS (LOSSES)
Aggressive Growth Fund	$460,797	$(460,797)
International Fund	—	—
Large/Mid Cap Growth Fund	892,245	(892,245)
Small Cap Value Fund	889,282	(889,282)
Large/Mid Cap Value Fund	861,607	(861,607)
Fixed Income Fund	—	—
High Yield Bond Fund	—	—
Israel Common Values Fund	(60,778)	60,778
Defensive Strategies Fund	336,941	(336,941)
Strategic Growth Fund	95,303	(95,303)
Conservative Growth Fund	81,494	(81,494)
Growth & Income Fund	39,350	(39,350)

M.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold held in the Timothy Plan Defensive Strategies Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Note 2 |	Security Valuation and Fair Value Measurements

The Funds’ securities are valued at fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

FAIR VALUATION PROCESS

The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

EXCHANGE TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

OPTIONS TRANSACTIONS

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Funds’ portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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There were no options held at March 31, 2024, and there were no options transactions for the six months ended March 31, 2024.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, preferred stock, ADRs, REITs, LPs, LLCs, PLCs, GDRs and NVDRs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the advisor or sub-advisor believes such prices more accurately reflect the fair value of such securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the advisor or sub-advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the advisor or sub-advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities. Foreign investments are not fair valued using fair value triggers.

Investments in alternative investments, such as gold bars, are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible bonds, government mortgage-backed securities, government notes and bonds, non U.S. government bonds, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the advisor or sub-advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the advisor or sub-advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the advisor or sub-advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the advisor and sub-advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2024:

Small/Mid Cap Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$73,378,865	$—	$—	$73,378,865
Money Market Fund	3,946,378	—	—	3,946,378
Total	$77,325,243	$—	$—	$77,325,243

International Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$165,909,033	$—		$165,909,033
Money Market Fund	5,383,736	—	—	5,383,736
Total	$171,292,769	$—	$—	$171,292,769

Large/Mid Cap Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$157,041,900	$—	$—	$157,041,900
Exchange - Traded Funds	24,461,492	—	—	24,461,492
Money Market Fund	14,055,739	—	—	14,055,739
Total	$195,559,131	$—	$—	$195,559,131

Small Cap Value Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$166,506,126	$—	$—	$166,506,126
Exchange - Traded Fund	21,280,200	—	—	21,280,200
Money Market Fund	3,116,237	—	—	3,116,237
Total	$190,902,563	$—	$—	$190,902,563

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Large/Mid Cap Value Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$277,080,038	$—	$—	$277,080,038
Exchange - Traded Funds	57,294,320	—	—	57,294,320
Money Market Fund	24,355,515	—	—	24,355,515
Total	$358,729,873	$—	$—	$358,729,873

Fixed Income Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate Bonds	$—	$31,347,936	$—	$31,347,936
Non U.S. Government & Agencies	—	2,135,278	—	2,135,278
U.S. Government & Agencies	—	78,993,238	—	78,993,238
Money Market Fund	3,438,858	—	—	3,438,858
Total	$3,438,858	$112,476,452	$—	$115,915,310

High Yield Bond Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate Bonds	$—	$189,918,085	$—	$189,918,085
Money Market Fund	10,638,654	—	—	10,638,654
Total	$10,638,654	$189,918,085	$—	$200,556,739

Israel Common Values Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$103,914,355	$—	$—	$103,914,355
Money Market Fund	2,189,054	—	—	2,189,054
Total	$106,103,409	$—	$—	$106,103,409

Defensive Strategies Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$28,169,689	$—	$—	$28,169,689
Exchange - Traded Fund	14,247,895	—	—	14,247,895
Treasury Inflation Protected Securities (TIPS)	—	15,991,229	—	15,991,229
Alternative Investments	13,698,342	—	—	13,698,342
Money Market Fund	3,251,899	—	—	3,251,899
Total	$59,367,825	$15,991,229	$—	$75,359,054

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Strategic Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Funds	$22,608,516	$—	$—	$22,608,516
Mutual Funds	10,547,726	—	—	10,547,726
Money Market Fund	546,724	—	—	546,724
Total	$33,702,966	$—	$—	$33,702,966

Conservative Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Funds	$19,018,785	$—	$—	$19,018,785
Mutual Funds	18,647,111	—	—	18,647,111
Money Market Fund	595,618	—	—	595,618
Total	$38,261,514	$—	$—	$38,261,514

Growth & Income Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate Bonds	$—	$3,184,294	$—	$3,184,294
Non U.S. Government & Agencies	—	238,700	—	238,700
U.S. Government & Agencies	—	3,954,704	—	3,954,704
Exchange - Traded Fund	8,251,921	—	—	8,251,921
Money Market Fund	124,472	—	—	124,472
U.S. Treasury Notes	—	2,676,588	—	2,676,588
Total	$8,376,393	$10,054,286	$—	$18,430,679

Refer to the Schedules of Investments for industry classifications.

For the six months ended March 31, 2024, there were no changes into/out of Level 3.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Note 3 |	Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2024:

	PURCHASES		SALES
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Small/Mid Cap Growth	$—	$30,745,565	$—	$26,722,156
International	—	20,228,104	—	30,619,102
Large/Mid Cap Growth *	—	52,600,812	—	47,071,019
Small Cap Value *	—	50,302,376	—	61,507,982
Large/Mid Cap Value *	—	59,295,033	—	51,109,328
Fixed Income *	14,890,396	2,262,852	7,184,298	3,114,651
High Yield Bond *	—	45,362,207	—	8,199,588
Israel Common Values	—	12,859,816	—	6,806,119
Defensive Strategies *	1,114,288	6,512,936	2,426,878	6,134,004
Strategic Growth *	—	806,718	—	2,929,989
Conservative Growth *	—	699,862	—	3,962,918
Growth & Income *	865,839	1,239,404	1,488,965	1,297,525

*	The security transactions are inclusive of purchases and sales of affiliated funds.

Note 4 |	Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 29, 2024. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL is paid an annual fee equal to 0.85% on the Small Cap Value Fund, 0.85% on the Large/Mid Cap Value Fund, 0.85% on the Small/Mid Cap Growth Fund, 0.85% on the Large/Mid Cap Growth Fund, 1.00% on the International Fund, 0.60% on the Fixed Income Fund, 0.60% on the High Yield Bond Fund, 1.00% on the Israel Common Values Fund, 0.60% on the Defensive Strategies Fund, 0.85% on the Growth & Income Fund and 0.15% on both the Strategic Growth Fund and the Conservative Growth Fund. TPL has contractually agreed, through January 28, 2025, to reduce the fee it receives from the International Fund to 0.95%; from the Large/Mid Cap Growth Fund, the Small Cap Value Fund and the Large/Mid Cap Value Fund to 0.80%; from the Small/Mid Cap Growth Fund to 0.75%; from the Defensive Strategies Fund to 0.55%; from the High Yield Bond Fund to 0.50%; from the Growth & Income Fund to 0.70%; and from the Fixed Income Fund to 0.40%. Effective August 12, 2023, TPL voluntarily reduced the fee to 0.75% for the Large/Mid Cap Value Fund. Effective February 1, 2024, TPL voluntarily reduced the fee to 0.90% for the International Fund. An officer and trustee of the Funds is also an officer and owner of the advisor.

Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets, except Strategic Growth Fund and Conservative Growth Fund, estimated to be attributable to investments in other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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For the six months ended March 31, 2024, TPL waived advisory fees for the Funds as follows:

FUND	SIX MONTHS ENDED MARCH 31, 2024
Small/Mid Cap Growth Fund	$27,343
International Fund	56,011
Large/Mid Cap Growth Fund	36,131
Small Cap Value Fund	39,604
Large/Mid Cap Value Fund	127,684
Fixed Income Fund	108,744
High Yield Bond Fund	87,861
Defensive Strategies Fund	14,657
Strategic Growth	82,892
Conservative Growth	95,479
Growth & Income Fund	7,781

The Small Cap Value Fund, the Large/Mid Cap Growth Fund, the Large/Mid Cap Value Fund, the Defensive Strategies Fund and the Growth & Income Fund invested a portion of assets in the Timothy Plan High Dividend Stock Enhanced ETF, the Timothy Plan High Dividend Stock ETF, the Timothy Plan US Large/Mid Cap Core Enhanced ETF, the Timothy Plan US Large/Mid Cap Core ETF, the Timothy Plan US Small Cap Core ETF and the Timothy Plan Market Neutral ETF. For the six months ended March 31, 2024, the Funds’ waived fees as follows pursuant to that arrangement.

FUND	SIX MONTHS ENDED MARCH 31, 2024
Large/Mid Cap Growth Fund	$87,794
Small Cap Value Fund	77,379
Large/Mid Cap Value Fund	193,356
Defensive Strategies Fund	40,188
Growth & Income Fund	26,313

TPL, with the prior approval of the Board and shareholders of the applicable Fund, has engaged the services of other investment advisory firms (“Investment Managers”) to provide portfolio management services to the Funds. TPL pays the Investment Managers as follows:

Barrow Hanley

As compensation for its services with respect to the Fixed-Income Fund and High Yield Bond Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375% of 1% of the first $20,000,000 in the average net assets of each Fund. As compensation for its services with respect to the Defensive Strategies Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.15% of the average net assets in the Debt Instrument Allocation of the Fund. As compensation for its services with respect to the Growth and Income Fund , Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375 of 1% of the first $20,000,00 of the average net assets in the fixed income allocation of the Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 115

Chartwell

As compensation for its services, Chartwell receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Chilton

For its services rendered to the DS Fund, Adviser will pay to Investment Manager a fee at an annual rate equal to 0.42% of the Defensive Strategies Fund’s average daily assets allocated to the REIT sleeve of the Defensive Strategies Fund’s investment portfolio (“Allocated Assets”) up to $10 million, 0.39% for the next $10 million in Allocated Assets, 0.35% for the next $30 million in Allocated Assets, and 0.30% of Allocated Assets over $50 million.

CoreCommodity

As compensation for its services to the Fund, CORE receives from TPL an annual fee at a rate equal to 0.40% of the Fund’s average daily assets up to $25 million, and 0.35% of average daily net assets over $25 million.

Eagle

As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60% of the first $100 million in assets of the Fund; and 0.50% of assets over $100 million.

Westwood

As compensation for its services, Westwood receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Ultimus Fund Services, LLC (“UFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

●	25 basis points (0.25%) on the first $200 million of net assets
●	15 basis points (0.15%) on the next $200 million of net assets;
●	8 basis points (0.08%) on the next $600 million of net assets; and
●	6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with UFS. Therefore, there is no separate base annual fee per Fund or share class.

The Timothy Plan Small/Mid Cap Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. Class I shares are not subject to the shareholder services plan.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 116

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds pay a service fee at an annual rate of 0.25%, payable monthly of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the six months ended March 31, 2024, the Funds paid TPL under the terms of the Plans as follows:

FUND	12B-1 FEES
Six Months Ended March 31, 2024
Small/Mid Cap Growth	$57,365
International	79,589
Large/Mid Cap Growth	181,191
Small Cap Value	158,818
Large/Mid Cap Value	287,986
Fixed Income	124,724
High Yield Bond	89,342
Israel Common Values	94,203
Defensive Strategies	69,273
Strategic Growth	47,430
Conservative Growth	55,721
Growth & Income	23,768

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustees of the Funds are also officers of the principal underwriter. For the six months ended March 31, 2024, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

FUND	SALES CHARGES (CLASS A)	CDSC FEES (CLASS C)
Small/Mid Cap Growth	$5,022	$16
International	4,368	20
Large/Mid Cap Growth	20,259	362
Small Cap Value	8,736	290
Large/Mid Cap Value	17,314	591
Fixed Income	41,873	1,414
High Yield Bond	5,074	23
Israel Common Values	6,271	565
Defensive Strategies	7,885	20
Strategic Growth	3,444	13
Conservative Growth	3,135	138
Growth & Income	2,146	12

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 117

Note 5 |	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2024, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

FUND - CLASS A	% OF FUND OWNED BY OTHER TIMOTHY PLAN FUNDS
International	16.47%
Fixed Income	20.47%
High Yield Bond	7.30%

Note 6 |	Underlying Investment in Other Investment Companies

The Conservative Growth Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Fund may redeem its investments from the Security at any time if the advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2024, 29.8% of the Conservative Growth Fund’s net assets were invested in the Timothy Plan Fixed Income Fund.

The Growth & Income Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan High Dividend Stock Enhanced ETF (the “ETF”). The Fund may redeem its investments from the ETF at any time if the advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the ETF. The annual report of the ETF, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2024, 44.5% of the Growth & Income Fund’s net assets were invested in the Timothy Plan High Dividend Stock Enhanced ETF.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 118

Note 7 |	Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Timothy Plan Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Defensive Strategies Fund, Strategic Growth Fund, Conservative Growth Fund and Growth & Income Fund had the following transactions during the six months ended March 31, 2024, with affiliates:

LARGE/MID CAP GROWTH	SIX MONTHS ENDED MARCH 31, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2024
Timothy Plan US Large/Mid Cap Core Enhanced ETF	$13,724,506	$4,074,382	$—	$102,851	$—	$2,072,614	$19,871,502
Timothy Plan US Large/Mid Cap Core ETF	7,204,230	—	4,078,217	34,255	1,569,717	(105,740)	4,589,990
Total	$20,928,736			$137,106	$1,569,717	$1,966,874	$24,461,492

SMALL CAP VALUE	SIX MONTHS ENDED MARCH 31, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2024
Timothy Plan US Small Cap Core ETF	$17,967,936	$—	$—	$120,473	$—	$3,312,264	$21,280,200

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 119

LARGE/MID CAP VALUE	SIX MONTHS ENDED MARCH 31, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2024
Timothy Plan High Dividend Stock Enhanced ETF	$12,610,985	$6,955,363	$—	190,565	$—	$1,814,749	$21,381,097
Timothy Plan High Dividend Stock ETF	11,709,511	—	6,896,445	124,554	1,899,445	(111,486)	6,601,025
Timothy Plan US Large/Mid Cap Core Enhanced ETF	13,944,449	8,173,163	—	113,041	—	2,225,606	24,343,218
Timothy Plan US Large/Mid Cap Core ETF	10,961,460	—	8,156,435	48,679	3,139,435	(975,480)	4,968,980
Total	$49,226,405			$476,839	$5,038,880	$2,953,389	$57,294,320

DEFENSIVE STRATEGIES	SIX MONTHS ENDED MARCH 31, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2024
Timothy Plan Market Neutral ETF	$14,810,883	$559,763	$—	$545,029	$—	$(1,122,751)	$14,247,895

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 120

STRATEGIC GROWTH	SIX MONTHS ENDED MARCH 31, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2024
International	$4,183,074	$96,466	$360,600	$44,511	$65,147	$597,227	$4,581,314
Fixed Income	4,030,737	47,368	259,091	51,760	(45,519)	208,651	3,982,146
High Yield Bond	2,037,294	54,235	218,039	52,203	(16,327)	127,103	1,984,266
Timothy Plan High Dividend Stock Enhanced ETF	2,632,373	31,665	199,235	33,291	(14,421)	325,860	2,776,242
Timothy Plan International ETF	5,174,284	—	459,059	78,137	34,826	662,332	5,412,383
Timothy Plan US Large/Mid Cap Core Enhanced ETF	4,918,806	31,959	498,412	33,852	(17,535)	708,635	5,143,453
Timothy Plan Market Neutral ETF	5,329,502	545,024	556,155	183,014	125,553	(384,011)	5,059,913
Timothy Plan US Small Cap Core ETF	3,888,602	—	379,397	25,381	119,523	587,797	4,216,525
Total	$32,194,672			$502,149	$251,247	$2,833,594	$33,156,242

*	Includes capital gain distributions from affiliated funds

CONSERVATIVE GROWTH	SIX MONTHS ENDED MARCH 31, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2024
International	$4,377,866	$106,675	$438,557	$45,510	$106,889	$575,144	$4,728,017
Fixed Income	11,901,279	138,629	1,126,150	148,688	(125,452)	608,812	11,397,118
High Yield Bond	2,606,804	68,796	292,783	65,937	(24,218)	163,377	2,521,976
Timothy Plan High Dividend Stock Enhanced ETF	2,327,640	—	242,197	28,762	(21,128)	287,113	2,351,428
Timothy Plan International ETF	3,428,908	—	421,722	50,415	29,554	427,298	3,464,038
Timothy Plan US Large/Mid Cap Core Enhanced ETF	4,633,912	—	580,246	31,337	(36,859)	668,095	4,684,902
Timothy Plan Market Neutral ETF	6,278,143	385,762	621,820	214,958	148,659	(438,936)	5,751,808
Timothy Plan US Small Cap Core ETF	2,670,562	—	386,556	17,201	145,179	337,424	2,766,609
Total	$38,225,114			$602,808	$222,624	$2,628,327	$37,665,896

*	Includes capital gain distributions from affiliated funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 121

GROWTH & INCOME	SIX MONTHS ENDED MARCH 31, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2024
Timothy Plan High Dividend Stock Enhanced ETF	$6,492,567	$943,100	$—	$85,968	$—	$816,254	$8,251,921
Timothy Plan High Dividend Stock ETF	841,860	—	948,261	7,120	325,463	(219,062)	—
Total	$7,334,427			$93,088	$325,463	$597,192	$8,251,921

Note 8 |	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2024, were as follows:

FUND	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Small/Mid Cap Growth	$60,789,824	$16,771,053	$(235,634)	$16,535,419
International	128,955,282	45,944,773	(3,607,286)	42,337,487
Large/Mid Cap Growth	145,354,398	51,467,200	(1,262,467)	50,204,733
Small Cap Value	171,271,802	27,257,861	(7,627,100)	19,630,761
Large/Mid Cap Value	270,813,908	91,050,485	(3,134,520)	87,915,965
Fixed Income	124,475,385	383,891	(8,943,966)	(8,560,075)
High Yield Bond	202,790,675	3,404,825	(5,638,761)	(2,233,936)
Israel Common Values	64,197,753	44,670,451	(2,764,795)	41,905,656
Defensive Strategies	63,567,604	3,115,416	(5,022,308)	(1,906,892)
Strategic Growth	32,798,623	2,264,493	(1,360,150)	904,343
Conservative Growth	39,169,960	1,649,860	(2,558,307)	(908,447)
Growth & Income	19,284,581	42,857	(896,759)	(853,902)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 122

Note 9 |	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2023, and the fiscal year ended September 30, 2022, were as follows:

	AGGRESSIVE GROWTH	INTERNATIONAL	LARGE/MID CAP GROWTH	SMALL CAP VALUE
Year ended September 30, 2023
Ordinary Income	$—	$814,710	$—	$736,882
Long-term Capital Gains	1,123,933	—	11,719,249	9,432,265
	$1,123,933	$814,710	$11,719,249	$10,169,147
Year ended September 30, 2022
Ordinary Income	$140,857	$788,671	$—	$10,915,173
Long-term Capital Gains	4,424,572	—	8,755,549	4,911,381
	$4,565,429	$788,671	$8,755,549	$15,826,554

	LARGE/MID CAP VALUE	FIXED INCOME	HIGH YIELD BOND	ISRAEL COMMON VALUES
Year ended September 30, 2023
Ordinary Income	$705,131	$2,276,495	$7,837,092	$—
Long-term Capital Gains	13,575,431	—	—	—
	$14,280,562	$2,276,495	$7,837,092	$—
Year ended September 30, 2022
Ordinary Income	$392,066	$1,361,028	$6,878,043	$—
Long-term Capital Gains	11,967,418	—	—	—
	$12,359,484	$1,361,028	$6,878,043	$—

	DEFENSIVE STRATEGIES	STRATEGIC GROWTH	CONSERVATIVE GROWTH	GROWTH & INCOME FUND
Year ended September 30, 2023
Ordinary Income	$1,823,639	$191,945	$184,255	$291,798
Long-term Capital Gains	1,683,464	2,166,220	1,982,982	1,141,319
	$3,507,103	$2,358,165	$2,167,237	$1,433,117
Year ended September 30, 2022
Ordinary Income	$339,172	$90,957	$68,117	$198,901
Long-term Capital Gains	—	1,827,959	1,999,058	77,726
	$339,172	$1,918,916	$2,067,175	$276,627

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 123

As of September 30, 2023, the components of distributable earnings on a tax basis were as follows:

	AGGRESSIVE GROWTH	INTERNATIONAL	LARGE/MID CAP GROWTH	SMALL CAP VALUE
Undistributed Ordinary Income	$—	$1,970,766	$—	$3,218,514
Undistributed Long-Term Capital Gains	1,848,043	—	9,521,891	4,116,443
Capital Loss Carry Forward	—	(1,760,179)	—	—
Post October and Other Losses	(83,216)	—	(15,683)	—
Unrealized Appreciation (Depreciation)	3,317,957	14,759,398	17,185,704	(4,282,526)
	$5,082,784	$14,969,985	$26,691,912	$3,052,431

	LARGE/MID CAP VALUE	FIXED INCOME	HIGH YIELD BOND	ISRAEL COMMON VALUES
Undistributed Ordinary Income	$1,558,894	$79,312	$79,138	$39,476
Undistributed Long-Term Capital Gains	142,919	—	—	—
Capital Loss Carry Forward	—	(2,620,947)	(497,036)	(3,587,324)
Post October and Other Losses	—	(5,382,382)	(7,989,634)	(1,926,632)
Unrealized Appreciation (Depreciation)	49,964,373	(12,999,554)	(12,669,787)	28,738,542
	$51,666,186	$(20,923,571)	$(21,077,319)	$23,264,062

	DEFENSIVE STRATEGIES	STRATEGIC GROWTH	CONSERVATIVE GROWTH	GROWTH & INCOME FUND
Undistributed Ordinary Income	$1,418,416	$446,339	$568,244	$9,965
Undistributed Long-Term Capital Gains	152,243	74,526	58,630	93,656
Capital Loss Carry Forward	—	—	—	—
Post October and Other Losses	—	—	—	—
Unrealized Appreciation (Depreciation)	489,267	(1,929,251)	(3,536,773)	(1,902,929)
	$2,059,926	$(1,408,386)	$(2,909,899)	$(1,799,308)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for C-Corporation return of capital distributions, and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(206), $(496), $(21), $40 for the International, Defensive Strategies, Large-Mid Cap Growth, and Israel Common Values Funds, respectively.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 124

Note 10 |	Capital Loss Carryforwards, Post October and Other Losses

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

FUND	LATE YEAR LOSSES
Aggressive Growth Fund	$83,216
Large/Mid Cap Growth Fund	15,683

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

FUND	POST OCTOBER LOSSES
Fixed Income Fund	$5,382,382
High Yield Bond Fund	7,989,634
Israel Common Values Fund	1,926,632

At September 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carry Forward
FUND	SHORT-TERM	LONG-TERM	TOTAL
International Fund	$1,760,179	$—	$1,760,179
Fixed Income Fund	2,160,243	460,704	2,620,947
High Yield Bond Fund	—	497,036	497,036
Israel Common Values Fund	3,587,324	—	3,587,324

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset will not be distributed to shareholders.

Note 11 |	Recent Regulatory Update

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 125

Note 12 |	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The U.S.-designated terrorist group Hamas attacked Israel on October 7, 2023, resulting in an ensuing war in the region. Current hostilities and the potential for future hostilities may diminish the value, or cause significant volatility in the share price, of companies based in or having significant operations in Israel. The Israeli securities market may be closed for extended periods of time or trading on the Israeli securities market may be suspended altogether. How long the armed conflict and related events will last cannot be predicted.

Note 13 |	Foreign Tax Credit (UNAUDITED)

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of the fiscal year ended September 30, 2023, were as follows:

FOR FISCAL YEAR ENDED 9/30/2023	FOREIGN TAXES PAID	FOREIGN SOURCE INCOME
International Fund	0.04	0.10
Israel Common Values Fund	0.13	0.01
Strategic Growth Fund	0.01	0.04
Conservative Growth Fund	0.01	0.02

FOR FISCAL YEAR ENDED 9/30/2022	FOREIGN TAXES PAID	FOREIGN SOURCE INCOME
International Fund	0.04	0.07
Israel Common Values Fund	0.16	0.07
Strategic Growth Fund	0.01	0.06
Conservative Growth Fund	0.01	0.04

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL REPORT | 126

Section 8 | Expense Examples

MARCH 31, 2024 (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2023 through March 31, 2024.

ACTUAL EXPENSES

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
SMALL/MID CAP GROWTH FUND	10/1/2023	3/31/2024	10/1/2023 through 3/31/2024
Actual - Class A *	$1,000.00	$1,348.10	$9.16
Hypothetical - Class A **	$1,000.00	$1,017.20	$7.87
Actual - Class C *	$1,000.00	$1,342.30	$13.53
Hypothetical - Class C **	$1,000.00	$1,013.45	$11.63
Actual - Class I *	$1,000.00	$1,350.30	$7.70
Hypothetical - Class I **	$1,000.00	$1,018.45	$6.61

*

Expenses are equal to the Fund’s annualized expense ratio of 1.56% for Class A, 2.31% for Class C and 1.31% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 34.81% for Class A, 34.23% for Class C and 35.03% for Class I for the period of October 1, 2023, to March 31, 2024.

**	Assumes a 5% return before expenses.

EXPENSE EXAMPLES (UNAUDITED)

SEMI-ANNUAL REPORT | 127

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
INTERNATIONAL FUND	10/1/2023	3/31/2024	10/1/2023 through 3/31/2024
Actual - Class A *	$1,000.00	$1,173.60	$8.80
Hypothetical - Class A **	$1,000.00	$1,016.90	$8.17
Actual - Class C *	$1,000.00	$1,169.50	$12.85
Hypothetical - Class C **	$1,000.00	$1,013.15	$11.93
Actual - Class I *	$1,000.00	$1,175.80	$7.45
Hypothetical - Class I **	$1,000.00	$1,018.15	$6.91

*

Expenses are equal to the Fund’s annualized expense ratio of 1.62% for Class A, 2.37% for Class C and 1.37% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 17.36% for Class A, 16.95% for Class C, and 17.58% for Class I for the period of October 1, 2023, to March 31, 2024.

**	Assumes a 5% return before expenses.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
LARGE/MID CAP GROWTH FUND	10/1/2023	3/31/2024	10/1/2023 through 3/31/2024
Actual - Class A *	$1,000.00	$1,260.60	$7.29
Hypothetical - Class A **	$1,000.00	$1,018.55	$6.51
Actual - Class C *	$1,000.00	$1,256.80	$11.51
Hypothetical - Class C **	$1,000.00	$1,014.80	$10.28
Actual - Class I *	$1,000.00	$1,262.70	$5.88
Hypothetical - Class I **	$1,000.00	$1,019.80	$5.25

*

Expenses are equal to the Fund’s annualized expense ratio of 1.29% for Class A, 2.04% for Class C and 1.04% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 26.06% for Class A, 25.68% for Class C, and 26.27% for Class I for the period of October 1, 2023, to March 31, 2024.

**	Assumes a 5% return before expenses.

EXPENSE EXAMPLES (UNAUDITED)

SEMI-ANNUAL REPORT | 128

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
SMALL CAP VALUE FUND	10/1/2023	3/31/2024	10/1/2023 through 3/31/2024
Actual - Class A *	$1,000.00	$1,191.60	$7.51
Hypothetical - Class A **	$1,000.00	$1,018.15	$6.91
Actual - Class C *	$1,000.00	$1,187.10	$11.59
Hypothetical - Class C **	$1,000.00	$1,014.40	$10.68
Actual - Class I *	$1,000.00	$1,193.00	$6.14
Hypothetical - Class I **	$1,000.00	$1,019.40	$5.65

*

Expenses are equal to the Fund’s annualized expense ratio of 1.37% for Class A, 2.12% for Class C and 1.12% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 19.16% for Class A, 18.71% for Class C, and 19.30% for Class I for the period of October 1, 2023, to March 31, 2024.

**	Assumes a 5% return before expenses.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
LARGE/MID CAP VALUE FUND	10/1/2023	3/31/2024	10/1/2023 through 3/31/2024
Actual - Class A *	$1,000.00	$1,211.20	$6.80
Hypothetical - Class A **	$1,000.00	$1,018.85	$6.21
Actual - Class C *	$1,000.00	$1,207.30	$10.93
Hypothetical - Class C **	$1,000.00	$1,015.10	$9.97
Actual - Class I *	$1,000.00	$1,213.10	$5.42
Hypothetical - Class I **	$1,000.00	$1,020.10	$4.95

*

Expenses are equal to the Fund’s annualized expense ratio of 1.23% for Class A, 1.98% for Class C, and 0.98% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 21.12% for Class A, 20.73% for Class C, and 21.31% for Class I for the period of October 1, 2023, to March 31, 2024.

**	Assumes a 5% return before expenses.

EXPENSE EXAMPLES (UNAUDITED)

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FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
FIXED INCOME FUND	10/1/2023	3/31/2024	10/1/2023 through 3/31/2024
Actual - Class A *	$1,000.00	$1,055.00	$5.65
Hypothetical - Class A **	$1,000.00	$1,019.50	$5.55
Actual - Class C *	$1,000.00	$1,049.70	$9.48
Hypothetical - Class C **	$1,000.00	$1,015.75	$9.32
Actual - Class I *	$1,000.00	$1,056.80	$4.37
Hypothetical - Class I **	$1,000.00	$1,020.75	$4.29

*

Expenses are equal to the Fund’s annualized expense ratio of 1.10% for Class A, 1.85% for Class C, and 0.85% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 5.50% for Class A, 4.97% for Class C, and 5.68% for Class I for the period of October 1, 2023, to March 31, 2024.

**	Assumes a 5% return before expenses.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
HIGH YIELD BOND FUND	10/1/2023	3/31/2024	10/1/2023 through 3/31/2024
Actual - Class A *	$1,000.00	$1,084.40	$5.94
Hypothetical - Class A **	$1,000.00	$1,019.30	$5.76
Actual - Class C *	$1,000.00	$1,079.80	$9.83
Hypothetical - Class C **	$1,000.00	$1,015.55	$9.52
Actual - Class I *	$1,000.00	$1,085.60	$4.64
Hypothetical - Class I **	$1,000.00	$1,020.55	$4.50

*

Expenses are equal to the Fund’s annualized expense ratio of 1.14% for Class A, 1.89% for Class C, and 0.89% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 8.44% for Class A, 7.98% for Class C, and 8.56% for Class I for the period of October 1, 2023, to March 31, 2024.

**	Assumes a 5% return before expenses.

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FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
DEFENSIVE STRATEGIES FUND	10/1/2023	3/31/2024	10/1/2023 through 3/31/2024
Actual - Class A *	$1,000.00	$1,070.00	$6.37
Hypothetical - Class A **	$1,000.00	$1,018.85	$6.21
Actual - Class C *	$1,000.00	$1,066.10	$10.23
Hypothetical - Class C **	$1,000.00	$1,015.10	$9.97
Actual - Class I *	$1,000.00	$1,071.20	$5.07
Hypothetical - Class I **	$1,000.00	$1,020.10	$4.95

*

Expenses are equal to the Fund’s annualized expense ratio of 1.23% for Class A, 1.98% for Class C and 0.98% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 7.00% for Class A, 6.61% for Class C and 7.12% for Class I for the period of October 1, 2023, to March 31, 2024.

**	Assumes a 5% return before expenses.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
STRATEGIC GROWTH FUND	10/1/2023	3/31/2024	10/1/2023 through 3/31/2024
Actual - Class A *	$1,000.00	$1,109.90	$4.80
Hypothetical - Class A **	$1,000.00	$1,020.45	$4.60
Actual - Class C *	$1,000.00	$1,106.70	$7.43
Hypothetical - Class C **	$1,000.00	$1,017.95	$7.11
Actual - Class I *	$1,000.00	$1,109.70	$2.16
Hypothetical - Class I **	$1,000.00	$1,022.95	$2.07

*

Expenses are equal to the Fund’s annualized expense ratio of 0.91% for Class A, 1.41% for Class C and 0.41% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.99% for Class A, 10.67% for Class C and 10.97% for Class I for the period of October 1, 2023, to March 31, 2024.

**	Assumes a 5% return before expenses.

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FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
CONSERVATIVE GROWTH FUND	10/1/2023	3/31/2024	10/1/2023 through 3/31/2024
Actual - Class A *	$1,000.00	$1,090.60	$4.97
Hypothetical - Class A **	$1,000.00	$1,020.25	$4.80
Actual - Class C *	$1,000.00	$1,087.40	$7.57
Hypothetical - Class C **	$1,000.00	$1,017.75	$7.31
Actual - Class I **	$1,000.00	$1,090.50	$2.35
Hypothetical - Class I **	$1,000.00	$1,022.75	$2.28

*

Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class A, 1.45% for Class C and 0.45% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 9.06% for Class A, 8.74% for Class C and 9.05% for Class I for the period of October 1, 2023, to March 31, 2024.

**	Assumes a 5% return before expenses.

FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
ISRAEL COMMON VALUES FUND	10/1/2023	3/31/2024	10/1/2023 through 3/31/2024
Actual - Class A *	$1,000.00	$1,136.50	$9.45
Hypothetical - Class A **	$1,000.00	$1,016.15	$8.92
Actual - Class C *	$1,000.00	$1,131.30	$13.43
Hypothetical - Class C **	$1,000.00	$1,012.40	$12.68
Actual - Class I *	$1,000.00	$1,137.50	$8.12
Hypothetical - Class I **	$1,000.00	$1,017.40	$7.67

*

Expenses are equal to the Fund’s annualized expense ratio of 1.77% for Class A, 2.52% for Class C and 1.52% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 13.65% for Class A, 13.13% for Class C and 13.75% for Class I for the period of October 1, 2023, to March 31, 2024.

**	Assumes a 5% return before expenses.

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FUND	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
GROWTH & INCOME FUND	10/1/2023	3/31/2024	10/1/2023 through 3/31/2024
Actual - Class A *	$1,000.00	$1,085.30	$8.45
Hypothetical - Class A **	$1,000.00	$1,016.90	$8.17
Actual - Class C *	$1,000.00	$1,081.30	$12.33
Hypothetical - Class C **	$1,000.00	$1,013.15	$11.93
Actual - Class I **	$1,000.00	$1,086.90	$7.15
Hypothetical - Class I **	$1,000.00	$1,018.15	$6.91

*

Expenses are equal to the Fund’s annualized expense ratio of 1.62% for Class A, 2.37% for Class C and 1.37% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Growth & Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 8.53% for Class A, 8.13% for Class C and 8.69% for Class I for the period of October 1, 2023, to March 31, 2024.

**	Assumes a 5% return before expenses.

EXPENSE EXAMPLES (UNAUDITED)

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Section 9 | Supplemental Information

MARCH 31, 2024 (UNAUDITED)

Investment Advisory Agreement between the Trust and Timothy Partners, Ltd. (“TPL”)

At an in-person meeting held February 29, 2024, the Trustees considered the Investment Advisory Agreement between the Trust and Timothy Partners, Ltd. (the “Advisor” or “TPL”), for the Funds. Fund counsel reviewed the duties and responsibilities of review required of Trustees with respect to the renewal of advisory and sub-advisory agreements.

The Trustees reviewed the 2024 Annual Investment Advisory Agreement Renewal Questionnaire responses provided by TPL and the materials provided by the Advisor in support of the continuance of the Investment Advisory Agreement, including, among other things, the Advisor’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding the Advisor’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Advisory Agreement.

The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by the Advisor. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees noted that Mr. Ally is responsible for the day-to-day management of the Trust. The Trustees considered that the Advisor has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that the Advisor possesses adequate resources to manage the Funds. The Trustees also considered the Advisor’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees also considered the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus. The Trustees noted that the Advisor had managed the Funds since their inceptions, had implemented and provided continuous monitoring of the Biblically Responsible Investing (“BRI”) screens utilized by the Trust, oversaw and monitored the ongoing activities of the Funds’ various sub-advisors, and provided general management services to the Trust.

The Trustees next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the Funds. The Trustees noted that comprehensive performance information had been provided for each Fund at each Trustees Meeting, and the Trustees incorporated that information into their considerations. The Board considered how the performance of each Fund compared to each Fund’s respective benchmarks and peer groups while acknowledging that the BRI screening process employed by the Advisor disqualified a number of companies that constituted major components to the Funds’ underlying benchmark indices. Accordingly, the Trustees noted that in rising markets, absent compensating efforts by the Advisor and sub-advisors, the Funds would tend to underperform the market. In falling markets, the opposite should be the general case. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was adequate, and that the Advisor was performing its responsibilities in a professional manner.

The Trustees next reviewed the contractual investment advisory fee rates payable by the Funds. As a part of their review, the Trustees considered each Fund’s management fee and total expense ratio compared to similar funds. The Trustees considered the fees charged by the Advisor in light of the services provided to the Funds by the Advisor, the unique nature of the Funds and their BRI screening requirements, and the Advisor’s role as a manager of managers. The Trustees noted that that in 2023, the Advisor had contractually agreed to fee waivers for several Funds in order to lower the overall expenses of those Funds. After full and careful consideration of the materials presented to the Trustees, the Trustees made the following conclusions: The fees charged by the Advisor for each Fund were not as low as some of its competitors with similar screens, but the fees were not as high or higher than other competitors. The Trustees concluded that the fees were not so high as to fall outside the realm of fees negotiated at arms length. Further, the Trustees noted with approval that the Advisor had contractually waived a portion of its fees for certain Funds. After review of the facts and circumstances applicable to this Trust, the Trustees agreed that the fees charged by the Advisor were fair and reasonable in light of the services provided to the Funds

The Independent Trustees then considered the extent to which economies of scale are being realized as the Funds grow and noted that the Advisor intends to lower the advisory fees assessed as asset size increases. The Independent Trustees also considered the “fallout” benefits to the Advisor with respect to the Funds, but given the amounts involved, viewed these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Funds.

After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, unanimously concluded that approval of the continuance of the Investment Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’

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decision to approve the continuation of the Investment Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.. Further, the Independent Trustees were advised by counsel during their consideration of the Advisory Agreement renewal and the Sub-Advisor Agreement renewals.

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds. The Trustees reviewed the 2024 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Westwood and reviewed in detail the materials provided by Westwood in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Westwood’s financial statements, Form ADV, the Compliance Policies and Procedures Manual, information regarding Westwood’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Westwood Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Timothy Plan Large/Mid Cap Value Fund and the Timothy Plan Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) by Westwood. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Westwood has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that Westwood possesses adequate resources to manage the Funds. The Trustees also considered Westwood’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of each Fund and Westwood’s performance managing each of the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations. The Board considered that the Timothy Plan Large/Mid Cap Value Fund underperformed the S&P 500® Index in the one-year, five-years, and ten-years ending December 31, 2023 and outperformed the S&P 500® Index in the three-years ended December 31, 2023. The Board additionally considered that the Timothy Plan Small Cap Value Fund outperformed the Russell 2000® Index in the one-year, three-years, five-years, and ten-years ended December 31, 2023. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was adequate, and that Westwood was performing this function in a professional manner. The Trustees noted that the fees payable to Westwood were paid by the Advisor out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Advisor by the subject Funds in light of the services provided by Westwood. After full and careful consideration, the Trustees agreed that the fees charged by Westwood and paid out of the fees received by the Advisor were fair and reasonable in light of the services provided by Westwood. The Independent Trustees considered that the economies of scale could not be quantified and noted that the tiered fee schedules had been designed to reflect potential future economies of scales as asset levels increase. The Independent Trustees also considered any “fallout” benefits to Westwood with respect to the Funds, noting there had not been any identified or quantified at the time. After consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, unanimously concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Barrow Hanley Global Investors; Sub-Advisor for the Fixed Income, High Yield Bond, Defensive Strategies TIPS sleeve, and fixed income sleeve of the Growth and Income Fund.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Barrow Hanley Global Investors (“Barrow Hanley”), on behalf of the Fixed Income Fund, High Yield Bond Fund, Defensive Strategies Fund TIPS sleeve, and fixed income sleeve of the Growth and Income Fund. The Trustees reviewed the 2024 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Barrow Hanley and reviewed the materials provided by Barrow Hanley in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Barrow Hanley’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding Barrow Hanley’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Barrow Hanley Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Timothy Plan Fixed Income Fund, the Timothy Plan High Yield Bond Fund, the Timothy Plan Defensive

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Strategies Fund TIPS sleeve, and the Timothy Plan Growth and Income Fund fixed income sleeve (each a “Fund” and collectively, the “Funds”) by Barrow Hanley. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Barrow Hanley has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that Barrow Hanley possesses adequate resources to manage the Funds. The Trustees also considered Barrow Hanley’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of each Fund and Barrow Hanley’s performance in managing each of the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was adequate, and that Barrow Hanley was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Barrow Hanley were paid by the Advisor out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Advisor by the subject Funds in light of the services provided by Barrow Hanley. After full and careful consideration, the Trustees agreed that the fees charged by Barrow Hanley and paid out of the fees received by the Advisor were fair and reasonable in light of the services provided by Barrow Hanley. The Independent Trustees considered the economies of scale, noting that the fee schedule contained breakpoints that were within industry standard. The Independent Trustees also considered any “fallout” benefits to Barrow Hanley with respect to the Funds, noting that no affiliate of Barrow Hanley derives any direct or indirect benefits from Barrow Hanley’s relationship with the Trust. After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, unanimously concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Aggressive Growth and Large/Mid Cap Growth Funds. The Trustees reviewed the 2024 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Chartwell and reviewed the materials provided by Chartwell in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Chartwell’s financial statements, Form ADV, the Compliance Policies and Procedures Manual, information regarding Chartwell’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Chartwell Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Timothy Plan Aggressive Growth Fund, and the Timothy Plan Large/Mid Cap Growth Fund (each a “Fund” and collectively, the “Funds”) by Chartwell. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Chartwell has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that Chartwell possesses adequate resources to manage the Funds. The Trustees also considered Chartwell’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of each Fund and Chartwell’s performance in managing each of the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations. The Board considered that during the calendar year ended December 31, 2023 the Timothy Plan Aggressive Growth Fund outperformed the Russell Midcap Growth Index and the Timothy Plan Large/Mid Cap Growth Fund underperformed the Russell 1000 Growth Index. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was adequate, and that Chartwell was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Chartwell were paid by the Advisor out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Advisor by the subject Funds in light of the services provided by Chartwell. After full and careful consideration, the Trustees agreed that the fees charged by Chartwell and paid out of the fees received by the Advisor were fair and reasonable in light of the services provided by Chartwell. The Independent Trustees considered the economies of scale, deciding that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to Advisor. The Independent Trustees also considered any “fallout” benefits to Chartwell with respect to the Funds. After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, unanimously concluded that

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approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Chilton Capital Partners, LLC; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Chilton Capital Partners, LLC (“Chilton”), on behalf of the Defensive Strategies Fund REITs sleeve. The Trustees reviewed the 2024 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Chilton and reviewed the materials provided by Chilton in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Chilton’s financial statements, Form ADV, the Compliance Policies and Procedures Manual, information regarding Chilton’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Chilton Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Timothy Plan Defensive Strategies Fund REITs sleeve (the “Fund”) by Chilton. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Fund. The Trustees considered that Chilton has a staff of skilled investment professionals who provide research and trading services to the Fund and determined that Chilton possesses adequate resources to manage the Fund. The Trustees also considered Chilton’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of the Fund and Chilton’s performance in managing the of the Fund. The Trustees noted that comprehensive performance information had been provided for the Fund at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After reviewing the Fund’s performance over time, the Trustees concluded that the Fund’s performance was adequate, and that Chilton was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Chilton were paid by the Advisor out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Advisor by the Fund in light of the services provided by Chilton. After full and careful consideration, the Trustees agreed that the fees charged by Chilton and paid out of the fees received by the Advisor were fair and reasonable in light of the services provided by Chilton. The Independent Trustees considered the economies of scale, noting that the fee schedule contained breakpoints that were within industry standard. The Trustees decided that this particular factor was moot with respect to the Chilton Sub-Advisory Agreement because Chilton was paid out of the fees paid to Advisor. The Independent Trustees also considered any “fallout” benefits to Chilton with respect to the Fund. After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, unanimously concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Fund and its shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

CoreCommodity Management, LLC; Sub-Advisor to the Defensive Strategies Fund commodities sleeve.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and CoreCommodity Management, LLC (“CoreCommodity”), on behalf of the Timothy Plan Defensive Strategies Fund commodity sleeve. The Trustees reviewed the 2024 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for CoreCommodity and reviewed the materials provided by CoreCommodity in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, CoreCommodity’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding CoreCommodity’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the CoreCommodity Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Timothy Plan Defensive Strategies Fund commodities sleeve (the “Fund”) by CoreCommodity. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Fund. The Trustees considered that CoreCommodity has a staff of skilled investment professionals who provide research and trading services to the Fund and determined that CoreCommodity possesses adequate resources to manage the Fund. The Trustees also considered CoreCommodity’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of

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the Fund and CoreCommodity’s performance in managing the of the Fund. The Trustees noted that comprehensive performance information had been provided for the Fund at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After reviewing the Fund’s performance over time, the Trustees concluded that the Fund’s performance was adequate, and that CoreCommodity was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to CoreCommodity were paid by the Advisor out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Advisor by the Fund in light of the services provided by CoreCommodity. After full and careful consideration, the Trustees agreed that the fees charged by CoreCommodity and paid out of the fees received by the Advisor were fair and reasonable in light of the services provided by CoreCommodity. The Independent Trustees considered the economies of scale, deciding that this particular factor was moot with respect to the CoreCommodity Sub-Advisory Agreement because CoreCommodity was paid out of the fees paid to Advisor. The Independent Trustees also considered any “fallout” benefits to CoreCommodity with respect to the Fund. After consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, unanimously concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Fund and its shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Eagle Global Advisors, LLC; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors, LLC (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund. The Trustees reviewed the 2024 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Eagle and reviewed the materials provided by Eagle in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Eagle’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding Eagle’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Eagle Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Timothy Plan International Fund, and the Timothy Plan Israel Common Values Fund (each a “Fund” and collectively, the “Funds”) by Eagle. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Eagle has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that Eagle possesses adequate resources to manage the Funds. The Trustees also considered Eagle’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of each Fund and Eagle’s performance in managing each of the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was adequate, and that Eagle was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Eagle were paid by the Advisor out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Advisor by the subject Funds in light of the services provided by Eagle. After full and careful consideration, the Trustees agreed that the fees charged by Eagle and paid out of the fees received by the Advisor were fair and reasonable in light of the services provided by Eagle. The Independent Trustees considered the economies of scale, noting that the fee schedule contained breakpoints that were within industry standard. The Independent Trustees also considered any “fallout” benefits to Eagle with respect to the Funds. After consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, unanimously concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

SUPPLEMENTAL INFORMATION (UNAUDITED)

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Section 10 | Liquidity Risk Management Program

MARCH 31, 2024 (UNAUDITED)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2023, in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held in February 2024.

During the Review Period, none of the Funds experienced excess stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

SEMI-ANNUAL REPORT | 139

Section 11 | Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

PRIVACY NOTICE

SEMI-ANNUAL REPORT | 140

WHO WE ARE
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
WHAT WE DO
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes- information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

PRIVACY NOTICE

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Section 12 | Disclosures

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-662-0201. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

DISCLOSURES

SEMI-ANNUAL REPORT | 142

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INVESTMENT ADVISOR

Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT

Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL

David Mahaffey
Sullivan & Worcester LLP

For additional information or a prospectus, please call:
1-800-846-7526

Visit the Timothy Plan website on the internet at:
timothyplan.com

This report is submitted for the general information for shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS
The Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com
invest@timothyplan.com

SHAREHOLDER SERVICES
Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474

TP-SAR24

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. NOT APPLICABLE.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/3/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

6/3/24	6/3/24